Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Finding Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose
494561873			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-05-23 21:33	2021-06-01 20:01	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$206,250.00	MI	Investment	Refinance	Cash Out - Other
494561873			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-05-23 21:22	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/24/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$206,250.00	MI	Investment	Refinance	Cash Out - Other
494535029			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-26 19:22	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3). Desk review pending. - Due Diligence Vendor-05/26/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$150,900.00	CA	Investment	Refinance	Rate and Term
494534946			D	A	A	A	D	A	D	A	Closed	FPRO1244	2021-05-19 18:35	2021-05-30 04:22	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-Desk review required to validate value within a 10% variance. - Due Diligence Vendor-05/20/2021		Resolved-Desk review provided with a value of XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$250,000.00	CA	Investment	Refinance	Cash Out - Other
494534946			D	A	A	A	D	A	D	A	Closed	FCOM1544	2021-05-24 18:46	2021-05-30 04:21	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure

Resolved-Final CD provided. - Due Diligence Vendor-05/25/2021
Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-05/25/2021
Ready for Review-Final Closing Disclosure found in file. Final CD and Final Settlement Statement have been uploaded. - Seller-05/24/2021
Open-TRID: Missing Final Closing Disclosure.  Total Closing Costs and Cash Out input per enclosed Post Close CD. - Due Diligence Vendor-05/19/2021
Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-05/19/2021
Open-Loan is cash out on investment property. File contains no letter from borrower to confirm business use of proceeds. Final CD required to determine QM Compliance. - Due Diligence Vendor-05/19/2021
																							Ready for Review-Final Closing Disclosure found in file. Final CD and Final Settlement Statement have been uploaded. - Seller-05/24/2021	Resolved-Final CD provided. - Due Diligence Vendor-05/25/2021		XXX - Final Settlement Statement.pdf XXX - Final Closing Disclosure.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$250,000.00	CA	Investment	Refinance	Cash Out - Other
494534946			D	A	A	A	D	A	D	A	Closed	FCOM7646	2021-05-24 18:45	2021-05-30 04:21	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status

Resolved-Final CD provided. - Due Diligence Vendor-05/25/2021
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-05/25/2021
Ready for Review-Final Closing Disclosure found in file. Final CD and Final Settlement Statement have been uploaded. - Seller-05/24/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending. Pending receipt of Final CD to determine QM status - Due Diligence Vendor-05/20/2021
Open-Pending receipt of Final CD to determine QM status - Due Diligence Vendor-05/19/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-05/19/2021
																							Ready for Review-Final Closing Disclosure found in file. Final CD and Final Settlement Statement have been uploaded. - Seller-05/24/2021	Resolved-Final CD provided. - Due Diligence Vendor-05/25/2021 Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-05/25/2021		XXX - Final Settlement Statement.pdf XXX - Final Closing Disclosure.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$250,000.00	CA	Investment	Refinance	Cash Out - Other
494529804			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,000.00	VA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494523164			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$85,000.00	AZ	Investment	Refinance	Cash Out - Other
494520840			D	A	C	A	D	A	C	A	Closed	FCOM1544	2021-06-04 16:49	2021-06-05 03:09	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-06/05/2021 Ready for Review-CD Signed at Closing - Seller-06/04/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-06/01/2021	Ready for Review-CD Signed at Closing - Seller-06/04/2021	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-06/05/2021		XXX CD.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$336,000.00	CA	Investment	Refinance	Rate and Term
494520840			D	A	C	A	D	A	C	A	Closed	FCRE1168	2021-06-02 17:30	2021-06-02 17:47	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-RCE provided showing adequate coverage was obtained. - Due Diligence Vendor-06/02/2021

Ready for Review-Replacement cost estimator attached - Seller-06/02/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $283750.00 is less than all Subject Lien(s). - Due Diligence Vendor-06/01/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $283750.00 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-06/01/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $283750.00 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-06/01/2021
																							Ready for Review-Replacement cost estimator attached - Seller-06/02/2021	Resolved-RCE provided showing adequate coverage was obtained. - Due Diligence Vendor-06/02/2021		14943 cost estimator.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$336,000.00	CA	Investment	Refinance	Rate and Term
494520840			D	A	C	A	D	A	C	A	Closed	FPRO5405	2021-06-01 15:42	2021-06-01 19:46	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/01/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$336,000.00	CA	Investment	Refinance	Rate and Term
494516161			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-20 19:13	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/22/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/22/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$261,000.00	CA	Investment	Refinance	Rate and Term
494513313			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,000.00	NV	Investment	Refinance	Rate and Term
494513177			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,000.00	AL	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494513156			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Refinance	Rate and Term
494511953			D	A	D	A	A	A	C	A	Closed	FCRE1316	2021-06-04 12:32	2021-06-05 03:18	Resolved	1 - Information	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-B1 VOE prior to consummation provided. - Due Diligence Vendor-06/05/2021 Ready for Review-See attached verbal VOE. - Seller-06/04/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-05/22/2021	Ready for Review-See attached verbal VOE. - Seller-06/04/2021	Resolved-B1 VOE prior to consummation provided. - Due Diligence Vendor-06/05/2021		XXX__VOE.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,000.00	FL	Investment	Refinance	Rate and Term
494511953			D	A	D	A	A	A	C	A	Closed	FCRE1346	2021-05-26 19:52	2021-06-02 16:52	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 1040 Schedule E Missing	Resolved-Provided as conditioned. - Due Diligence Vendor-06/02/2021 Ready for Review-See attached 2019 1040 - Seller-05/26/2021 Open-Borrower 1 1040 Schedule E Missing - Due Diligence Vendor-05/25/2021 Open-Borrower 1 1040 Schedule E Missing - Due Diligence Vendor-05/24/2021 Open-Borrower 1 1040 Schedule E Missing. The 2019 1040 tax returns are illegible appears to be an imaging issue with the file provided. Unable to verify rental income. - Due Diligence Vendor-05/22/2021	Ready for Review-See attached 2019 1040 - Seller-05/26/2021	Resolved-Provided as conditioned. - Due Diligence Vendor-06/02/2021		XXX_XXX 1040.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,000.00	FL	Investment	Refinance	Rate and Term
494511953			D	A	D	A	A	A	C	A	Closed	FCRE1437	2021-05-26 19:32	2021-06-02 16:51	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-Provided as conditioned and is reflected as qualified. - Due Diligence Vendor-06/02/2021 Ready for Review-See attached 2019 SCH E, T&I for REO - Seller-05/26/2021 Open-Income and Employment Do Not Meet Guidelines - Due Diligence Vendor-05/24/2021 Open-Income and Employment Do Not Meet Guidelines. Unable to verify rental income due to illegible Schedule E for year 2019 and whether borrower was employed at the time of closing. In addition, missing T&I information for the following properties: XXX - Due Diligence Vendor-05/22/2021	Ready for Review-See attached 2019 SCH E, T&I for REO - Seller-05/26/2021	Resolved-Provided as conditioned and is reflected as qualified. - Due Diligence Vendor-06/02/2021		XXX_XXX 536 tax.pdf XXX_XXX Tax XXX.pdf XXX_XXX 7200 tax XXX.pdf XXX_XXX SCH E.pdf XXX_XXX 536 XXX.pdf XXX_XXX 2164 tax XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,000.00	FL	Investment	Refinance	Rate and Term
494511953			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-05-25 14:36	2021-06-02 01:17	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/25/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,000.00	FL	Investment	Refinance	Rate and Term
494508881			D	B	A	A	D	B	A	A	Closed	FCOM1229	2021-05-21 13:34	2021-05-30 04:50	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	1-4 Family Rider is Missing	Resolved-1-4 Rider provided. - Due Diligence Vendor-05/22/2021 Ready for Review-Mortgage certified copy has been provided and uploaded. - Seller-05/21/2021 Open-Mortgage is missing including any riders. - Due Diligence Vendor-05/19/2021 Open-1-4 Family Rider is Missing - Due Diligence Vendor-05/18/2021 Open-1-4 Family Rider is Missing. File is missing the mortgage. - Due Diligence Vendor-05/18/2021	Ready for Review-Mortgage certified copy has been provided and uploaded. - Seller-05/21/2021	Resolved-1-4 Rider provided. - Due Diligence Vendor-05/22/2021		XXX XXX - Mortgage Certified Copy.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,500.00	NJ	Investment	Refinance	Cash Out - Other
494508881			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-05-18 18:13	2021-05-30 04:47	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/19/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/18/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/19/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,500.00	NJ	Investment	Refinance	Cash Out - Other
494507802			D	B	A	A	D	B	C	A	Closed	FCOM1544	2021-05-27 17:10	2021-06-01 19:33	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Ready for Review-CD signed at closing - Seller-05/27/2021 Open-TRID: Missing Final Closing Disclosure. Post Close CD was provided. - Due Diligence Vendor-05/25/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-05/25/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-05/21/2021	Ready for Review-CD signed at closing - Seller-05/27/2021	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-06/01/2021		CD XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,500.00	CA	Investment	Refinance	Cash Out - Other
494507802			D	B	A	A	D	B	C	A	Closed	finding-3732	2021-05-27 17:11	2021-06-01 17:03	Resolved	3 - Material	C	A	Compliance	TRID	TRID Total of Payments Test	Resolved-Final CD provided. - Due Diligence Vendor-06/01/2021 Ready for Review-Disagree-uploaded CD signed at closing - Seller-05/27/2021 Open-Pending receipt of final CD. - Due Diligence Vendor-05/25/2021 Open-This loan failed the TRID total of payments test. ( 12 CFR §1026.18(d)(1) )The total of payments is $670,615.12. The disclosed total of payments of $669,709.27 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-05/25/2021	Ready for Review-Disagree-uploaded CD signed at closing - Seller-05/27/2021	Resolved-Final CD provided. - Due Diligence Vendor-06/01/2021		CD XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,500.00	CA	Investment	Refinance	Cash Out - Other
494507802			D	B	A	A	D	B	C	A	Closed	finding-651	2021-05-27 17:11	2021-06-01 17:03	Resolved	3 - Material	C	A	Compliance	Points & Fees	TILA Finance Charge Test
Resolved-Final CD provided. - Due Diligence Vendor-06/01/2021
Ready for Review-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $257,115.12. The disclosed finance charge of  $157,315.12 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-06/01/2021
Ready for Review-Disagree-uploaded CD signed at closing - Seller-05/27/2021
Open-Pending receipt of final CD. - Due Diligence Vendor-05/25/2021
Open-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $257,115.12. The disclosed finance charge of  $256,759.27 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-05/25/2021
																							Ready for Review-Disagree-uploaded CD signed at closing - Seller-05/27/2021	Resolved-Final CD provided. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,500.00	CA	Investment	Refinance	Cash Out - Other
494507802			D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-05-25 19:40	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/25/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,500.00	CA	Investment	Refinance	Cash Out - Other
494507802			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-05-22 01:05	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Compliance testing pending due to missing Final CD. - Due Diligence Vendor-05/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,500.00	CA	Investment	Refinance	Cash Out - Other
494506712			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	UT	Investment	Purchase	NA
494503355			D	A	D	A	A	A	A	A	Closed	FCRE1322	2021-06-01 01:39	2021-06-02 16:27	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Business Tax Returns Missing	Resolved-Provided as conditioned. - Due Diligence Vendor-06/02/2021 Ready for Review-Disagree. The file contains the 2019 business returns for both XXX andXXX which have been uploaded. - Seller-06/01/2021 Open-Borrower 1 Business Tax Returns Missing - Due Diligence Vendor-05/29/2021 Open-Provide 2019 1065's for XXX and XXX as they were not provided for review to complete income calculations - Due Diligence Vendor-05/29/2021	Ready for Review-Disagree. The file contains the 2019 business returns for both XXXX which have been uploaded. - Seller-06/01/2021	Resolved-Provided as conditioned. - Due Diligence Vendor-06/02/2021		XXX_XXX_HRH2.pdf XXX_XXX_HRH1.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$266,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494502874			D	A	C	A	A	A	D	A	Closed	FCRE1168	2021-05-24 20:32	2021-06-02 15:43	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is greater than Replacement Cost Cost Value of $XXX. - Due Diligence Vendor-06/02/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-05/25/2021
Ready for Review-Replacement Cost Estimator has been received and uploaded. - Seller-05/24/2021
Open-Provide Replacement Cost Value to evidence hazard Insurance Coverage Amount of $XXX is sufficient. - Due Diligence Vendor-05/21/2021
																							Ready for Review-Replacement Cost Estimator has been received and uploaded. - Seller-05/24/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is greater than Replacement Cost Cost Value of $XXX. - Due Diligence Vendor-06/02/2021		XXX XXX - Replacement Cost Estimator.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	CA	Investment	Refinance	Cash Out - Other
494502874			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-05-22 12:19	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/22/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	CA	Investment	Refinance	Cash Out - Other
494500485			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-25 15:28	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/26/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/25/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$129,750.00	TX	Investment	Refinance	Cash Out - Other
494500479			D	B	A	A	C	B	D	A	Closed	finding-3632	2021-05-26 16:08	2021-06-02 15:58	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-COC provided - Due Diligence Vendor-06/02/2021
Ready for Review-COC provided - Due Diligence Vendor-06/02/2021
Ready for Review-Loan does not fail tolerance testing.  ICD, Loan Detail Summary and COC has been provided. - Seller-05/26/2021
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-05/24/2021
																							Ready for Review-Loan does not fail tolerance testing. ICD, Loan Detail Summary and COC has been provided. - Seller-05/26/2021	Resolved-COC provided - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$533,000.00	NY	Investment	Refinance	Cash Out - Other
494500479			D	B	A	A	C	B	D	A	Closed	finding-3631	2021-05-26 16:05	2021-06-02 15:56	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COC provided - Due Diligence Vendor-06/02/2021 Ready for Review-Loan does not fail tolerance testing. COC has been provided. - Seller-05/26/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-05/24/2021	Ready for Review-Loan does not fail tolerance testing. COC has been provided. - Seller-05/26/2021	Resolved-COC provided - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$533,000.00	NY	Investment	Refinance	Cash Out - Other
494500479			D	B	A	A	C	B	D	A	Closed	finding-3652	2021-05-26 16:04	2021-06-02 15:55	Resolved	3 - Material	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-COC provided - Due Diligence Vendor-06/02/2021
Ready for Review-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($644.56) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,743.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-06/02/2021
Ready for Review-COC has been provided. - Seller-05/26/2021
Open-Lender credit was reduced without a valid change of circumstance. - Due Diligence Vendor-05/25/2021
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($322.28) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,743.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-05/24/2021
																							Ready for Review-COC has been provided. - Seller-05/26/2021	Resolved-COC provided - Due Diligence Vendor-06/02/2021		XXX XXX - COC.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$533,000.00	NY	Investment	Refinance	Cash Out - Other
494500479			D	B	A	A	C	B	D	A	Closed	finding-3634	2021-05-26 16:05	2021-06-02 15:54	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-COC provided - Due Diligence Vendor-06/02/2021
Ready for Review-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $149.25.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-06/02/2021
Ready for Review-COC has been provided. - Seller-05/26/2021
Open-Transfer taxes increased $250.20 without a valid change of circumstance. - Due Diligence Vendor-05/25/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,084.43.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-05/24/2021
																							Ready for Review-COC has been provided. - Seller-05/26/2021	Resolved-COC provided - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$533,000.00	NY	Investment	Refinance	Cash Out - Other
494500479			D	B	A	A	C	B	D	A	Closed	FPRO1244	2021-05-26 02:29	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/26/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$533,000.00	NY	Investment	Refinance	Cash Out - Other
494500479			D	B	A	A	C	B	D	A	Closed	FCOM8844	2021-05-24 18:07	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/26/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/24/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$533,000.00	NY	Investment	Refinance	Cash Out - Other
494500306			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$53,000.00	FL	Investment	Refinance	Rate and Term
494499022			C	A	C	A	A	A	C	A	Closed	FCRE1437	2021-06-02 14:16	2021-06-02 19:12	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-Non subject REO documents provided. - Due Diligence Vendor-06/02/2021 Ready for Review-See attached taxes, insurance and lease for XXX. Dunns Creek was purchased 03/2021. Closing Disclosure and Note are attached to document the terms. - Seller-06/02/2021 Open-Income and Employment Do Not Meet Guidelines. Missing verification of Mortgage, Taxes, and Insurance for property located at XXX. Missing verification of taxes, insurance, and lease agreement for property located at XXX . - Due Diligence Vendor-05/31/2021	Ready for Review-See attached taxes, insurance and lease for XXX. XXX was purchased 03/2021. Closing Disclosure and Note are attached to document the terms. - Seller-06/02/2021	Resolved-Non subject REO documents provided. - Due Diligence Vendor-06/02/2021		XXX_XXX_XXX_XXX.pdf XXX_XXX_XXX_XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,742.00	TX	Investment	Purchase	NA
494499022			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-05-31 23:37	2021-06-01 15:02	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/31/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,742.00	TX	Investment	Purchase	NA
494498831			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$472,750.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494495637			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-19 21:57	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4). Desk review pending. - Due Diligence Vendor-05/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$384,800.00	WA	Investment	Purchase	NA
494492391			C	A	C	A	A	A	A	A	Closed	FCRE1437	2021-06-03 13:06	2021-06-03 18:01	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-VOM's provided for all properties verifying escrows are included in all payments listed. - Due Diligence Vendor-06/03/2021 Ready for Review-Disagree. The file contains the mortgage statements for all financed REO's indicating the payments include escrows. The statements have been uploaded. - Seller-06/03/2021 Open-Income and Employment Do Not Meet Guidelines - Due Diligence Vendor-06/01/2021 Open-Income and Employment Do Not Meet Guidelines, missing verification of taxes and insurances for Non Subject REO and primary properties. - Due Diligence Vendor-06/01/2021	Ready for Review-Disagree. The file contains the mortgage statements for all financed REO's indicating the payments include escrows. The statements have been uploaded. - Seller-06/03/2021	Resolved-VOM's provided for all properties verifying escrows are included in all payments listed. - Due Diligence Vendor-06/03/2021		XXX_XXX_REO_Expenses.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	WA	Investment	Refinance	Cash Out - Other
494492391			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-06-02 18:54	2021-06-02 19:31	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement cost estimate provided. - Due Diligence Vendor-06/02/2021
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-06/02/2021
Ready for Review-6/2/2021 Disagree - the HOI and  RCE was provided - please review  - Seller-06/02/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XX - Due Diligence Vendor-06/01/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). - Due Diligence Vendor-06/01/2021
																							Ready for Review-6/2/2021 Disagree - the HOI and RCE was provided - please review - Seller-06/02/2021	Resolved-Replacement cost estimate provided. - Due Diligence Vendor-06/02/2021 Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-06/02/2021		XXX LLP RCT.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	WA	Investment	Refinance	Cash Out - Other
494490506			D	B	D	A	B	B	B	B	Closed	FCRE7497	2021-05-25 16:58	2021-06-02 16:19	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021 Ready for Review-See attached Note, HOI, & Tax cert for primary residence - Seller-05/25/2021 Open-Missing Verification for PITI on primary residence - XXX - Due Diligence Vendor-05/22/2021	Ready for Review-See attached Note, HOI, & Tax cert for primary residence - Seller-05/25/2021	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021		XXX_XXX_Note.pdf XXX_XXX_HOI.pdf XXX_XX_Taxes.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$218,000.00	CA	Investment	Refinance	Cash Out - Other
494490506			D	B	D	A	B	B	B	B	Closed	FPRO1498	2021-05-22 05:09	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/25/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/22/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$218,000.00	CA	Investment	Refinance	Cash Out - Other
494490506			D	B	D	A	B	B	B	B	Closed	FCOM8844	2021-05-22 19:01	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Compliance testing pending - due to missing Final CD - Due Diligence Vendor-05/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$218,000.00	CA	Investment	Refinance	Cash Out - Other
494489646			C	A	C	A	A	A	A	A	Closed	FCRE1440	2021-05-27 13:09	2021-06-02 13:00	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-CD's provided showing refinanced 3/XX/21 - both cash out and paying off prior mortgages. - Due Diligence Vendor-06/02/2021 Ready for Review-Please see attached settlement statements for these two properties. - Seller-05/27/2021 Open-Housing History Does Not Meet Guideline Requirements> Need settlement statements or new mortgage statements for the primary residence and retained investment property concurrently being transferred/refinanced. - Due Diligence Vendor-05/26/2021	Ready for Review-Please see attached settlement statements for these two properties. - Seller-05/27/2021	Resolved-CD's provided showing refinanced 3/XX/21 - both cash out and paying off prior mortgages. - Due Diligence Vendor-06/02/2021		XXX CD.pdf XXX CD.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$244,500.00	NV	Investment	Refinance	Cash Out - Other
494489440			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$413,700.00	CA	Investment	Refinance	Cash Out - Other
494487705			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-20 18:46	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/21/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/20/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$540,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494485785			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$315,000.00	TX	Investment	Refinance	Rate and Term
494484747			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-18 21:33	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/18/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$277,000.00	CA	Investment	Refinance	Rate and Term
494483627			C	A	C	A	A	A	A	A	Closed	FCRE1440	2021-06-02 13:19	2021-06-02 17:45	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-Documentation provided as required. - Due Diligence Vendor-06/02/2021
Ready for Review-See attached property taxes on XXX, taxes and insurance on XXX, and pay history, taxes and insurance on XXX. There are no HOA dues for XXX. Please note that the pay history on XXX is documented via the credit report. XXX is tied to this property. The Closing Disclosure verifies XXX was previously free and clear as there was no mortgage paid off with the refinance. - Seller-06/02/2021
Open-Housing History Does Not Meet Guideline Requirements - Due Diligence Vendor-06/01/2021
Open-Housing History Does Not Meet Guideline Requirements. Missing documentation of property taxes on XXX. Missing documentation of pay history, principal, taxes and association for XXX, and Taxes and insurance for XXX. - Due Diligence Vendor-05/30/2021
																							Ready for Review-See attached property taxes on XXX, taxes and insurance on XXX, and pay history, taxes and insurance on XXX. There are no HOA dues for XXX. Please note that the pay history on XXX is documented via the credit report. XXX is tied to this property. The Closing Disclosure verifies XXX was previously free and clear as there was no mortgage paid off with the refinance. - Seller-06/02/2021	Resolved-Documentation provided as required. - Due Diligence Vendor-06/02/2021		XXX_XXX_XXX_Taxes.pdf XXX_XXX_XXX_Tax_Ins.pdf XXX_XXX_XXX_PITI.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$122,250.00	TX	Investment	Refinance	Rate and Term
494482877			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-21 17:47	2021-06-07 12:13	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$202,500.00	MN	Investment	Refinance	Rate and Term
494482802			C	A	C	A	A	A	C	A	Closed	FCRE1437	2021-06-03 21:51	2021-06-04 12:20	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-Evidence of free and clear provided along with LOE from CPA on Schedule E inputs. - Due Diligence Vendor-06/04/2021
Ready for Review-The borrower elected to combine all rental properties located at XXX as one property for tax purposes. Please see attached explanation letter from the XXX, as such the XXX used the combined income and expenses reported on the schedule E for rental properties located at XXX and divided them equally to all properties in order to calculate rental income.
Both properties located at XXX and XXX are free and clear as the homowner insurance policies shows no mortgagee for both properties.
Please see attachment. - Seller-06/03/2021
Open-Income and Employment Do Not Meet Guidelines. Unable to verify rental income due to missing itemized Schedule E for 2019. Missing verification that property XXX is free and clear. Missing mortgage statement for property XXX. - Due Diligence Vendor-05/27/2021
Open-Income and Employment Do Not Meet Guidelines - Due Diligence Vendor-05/27/2021
Open-Income and Employment Do Not Meet Guidelines. Unable to verify rental income due to missing itemized Schedule E for 2019. Missing verification that property XXX is free and clear. Missing mortgage statement for property XXX.  - Due Diligence Vendor-05/24/2021
																							Ready for Review-The borrower elected to combine all rental properties located at XXX as one property for tax purposes. Please see attached explanation letter from the XXX, as such the XXX used the combined income and expenses reported on the schedule E for rental properties located at XXX and divided them equally to all properties in order to calculate rental income. Both properties located at XXX and XXX are free and clear as the homowner insurance policies shows no mortgagee for both properties. Please see attachment. - Seller-06/03/2021	Resolved-Evidence of free and clear provided along with LOE from CPA on Schedule E inputs. - Due Diligence Vendor-06/04/2021		XXX - XXX - CPA letter.pdf XXX - XXX - 4854 HOI.pdf XXX - XXX - 4802 HOI.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$227,500.00	OR	Investment	Refinance	Cash Out - Other
494482802			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-05-25 21:21	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXXor XX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$227,500.00	OR	Investment	Refinance	Cash Out - Other
494482241			D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-05-30 16:17	2021-06-01 15:25	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/30/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$175,000.00	CA	Investment	Refinance	Cash Out - Other
494482241			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-05-30 16:20	2021-06-01 13:24	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/30/2021 Open-Final CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/30/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/30/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$175,000.00	CA	Investment	Refinance	Cash Out - Other
494481354			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-28 19:36	2021-05-30 04:26	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/29/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/28/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/30/2021 Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$162,000.00	CA	Investment	Refinance	Rate and Term
494481326			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$443,800.00	TX	Investment	Refinance	Rate and Term
494481282			C	A	C	A	A	A	C	A	Closed	FCRE1440	2021-06-01 16:12	2021-06-02 17:21	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021 Ready for Review-Property tax is located in the file. Please see attachment - Seller-06/01/2021 Open-Housing History Does Not Meet Guideline Requirements. Need tax payment information for primary residence. - Due Diligence Vendor-05/27/2021	Ready for Review-Property tax is located in the file. Please see attachment - Seller-06/01/2021	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021		XXX - XXX Property Tax.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	TX	Investment	Purchase	NA
494481282			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-05-27 05:34	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	TX	Investment	Purchase	NA
494480633			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-05-19 18:39	2021-05-30 04:32	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement cost coverage provided. - Due Diligence Vendor-05/21/2021
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-05/21/2021
Ready for Review-Minimum building replacement cost shows on page 3. Previous loans with USAA insurance this is what they send for replacement cost estimator. - Seller-05/19/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-05/18/2021
																							Ready for Review-Minimum building replacement cost shows on page 3. Previous loans with USAA insurance this is what they send for replacement cost estimator. - Seller-05/19/2021	Resolved-Replacement cost coverage provided. - Due Diligence Vendor-05/21/2021 Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-05/21/2021		Insurance XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$580,000.00	CA	Investment	Purchase	NA
494480086			D	A	D	A	A	A	A	A	Closed	FCRE1186	2021-05-26 16:19	2021-06-02 14:43	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Lease agreement provided as conditioned and rental income and DTi are now in agreement with approval - Due Diligence Vendor-06/02/2021 Ready for Review-Please see attached lease agreement showing a monthly rental income of $1,700 - Seller-05/26/2021 Open-Audited DTI of 58.58% exceeds AUS DTI of 41%. Variance is due to missing lease. Unable to calculate rental income. - Due Diligence Vendor-05/24/2021	Ready for Review-Please see attached lease agreement showing a monthly rental income of $1,700 - Seller-05/26/2021	Resolved-Lease agreement provided as conditioned and rental income and DTi are now in agreement with approval - Due Diligence Vendor-06/02/2021		XXX - XXX - Lease agreement 1.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$206,000.00	FL	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494480086			D	A	D	A	A	A	A	A	Closed	FCRE1345	2021-05-26 16:18	2021-06-02 14:42	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-Lease agreement provided as conditioned. - Due Diligence Ready for Review-Please see attached lease agreement showing a monthly rental income of $1,700 - Seller-05/26/2021 Open-Variance is due to missing lease for subject. Unable to calculate rental income. - Due Diligence Vendor-05/24/2021 Open-Borrower 1 Lease Agreements Missing - Due Diligence Vendor-05/24/2021	Ready for Review-Please see attached lease agreement showing a monthly rental income of $1,700 - Seller-05/26/2021	Resolved-Lease agreement provided as conditioned. - Due Diligence Vendor-06/02/2021		XXX - XXX - Lease agreement 1.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$206,000.00	FL	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494479796			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$229,000.00	OH	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494478607			D	A	A	A	D	A	C	A	Closed	FCOM1544	2021-05-27 17:35	2021-06-02 14:02	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure
Resolved-FInal HUD provided showing closing date of 4/XX/21 and funding of 4/XX/21. - Due Diligence Vendor-06/02/2021
Ready for Review-This is an escrow state loan. The CD the Lender used at closing is the 3 Day CD as new CDs are not prepared at closing the final disbursed CD is provided after closing. Please see attached Final Settlement Statement as PCCD has already been provided in the file. - Seller-05/27/2021
Open-File includes copies of Initial and Post Close CD's only. - Due Diligence Vendor-05/21/2021
Open-TRID: Missing Final Closing Disclosure.  File includes Initial and Post Close CD only. - Due Diligence Vendor-05/21/2021
																							Ready for Review-This is an escrow state loan. The CD the Lender used at closing is the 3 Day CD as new CDs are not prepared at closing the final disbursed CD is provided after closing. Please see attached Final Settlement Statement as PCCD has already been provided in the file. - Seller-05/27/2021	Resolved-FInal HUD provided showing closing date of 4/XX/21 and funding of 4/XX/21. - Due Diligence Vendor-06/02/2021		XXX XXX - Final Settlement Statement.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$317,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494478607			D	A	A	A	D	A	C	A	Closed	FPRO5405	2021-05-21 08:59	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/21/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$317,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494478272			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$470,000.00	CA	Investment	Purchase	NA
494477862			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$86,250.00	AZ	Investment	Purchase	NA
494477617			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-18 21:43	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/18/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$393,000.00	CA	Investment	Refinance	Rate and Term
494477262			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$280,059.00	GA	Investment	Purchase	NA
494474641			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-28 18:25	2021-05-31 16:14	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-Score did not report from CU. - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$312,100.00	OR	Investment	Refinance	Rate and Term
494474233			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-21 02:41	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-Third party valuation product missing. - Due Diligence Vendor-05/21/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$257,250.00	CA	Investment	Purchase	NA
494473945			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-01 17:36	2021-06-01 19:48	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/01/2021		Resolved-Desk review provided with a value of $XXX orXXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$244,000.00	WA	Investment	Refinance	Rate and Term
494473614			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-27 00:03	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/28/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/27/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/30/2021 Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$94,350.00	MO	Investment	Refinance	Rate and Term
494470816			D	A	D	A	A	A	C	A	Closed	FCRE1173	2021-05-25 18:11	2021-06-02 14:44	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	HO6 Master Insurance Policy is Missing	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021 Ready for Review-Master Policy attached for Condo - Seller-05/25/2021 Open-Missing HO-6 Master Insurance Policy - Due Diligence Vendor-05/24/2021 Open-Missing HO-6 Master Insurance Policy - Due Diligence Vendor-05/22/2021	Ready for Review-Master Policy attached for Condo - Seller-05/25/2021	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021		Master Policy XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$392,000.00	CO	Investment	Purchase	NA
494470816			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-05-24 16:41	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or -XXX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/24/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or -XXX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$392,000.00	CO	Investment	Purchase	NA
494469827			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$215,000.00	RI	Investment	Purchase	NA
494469422			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-06-02 19:38	2021-06-03 15:02	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Updated PITIA provided for Non Subject REO properties. - Due Diligence Vendor-06/03/2021
Resolved-Audited DTI of 25.73% is less than or equal to AUS DTI of 28%  - Due Diligence Vendor-06/03/2021
Ready for Review-XXX: Borrower is not on title, but was qualified with taxes, insurance and HOA.

XXX were refinanced with Flagstar Bank. Note and final CD are attached for each. Please note that the lease was used on each property due to the short length of time reported on the 2019 Schedule E.

XXX: Mortgage is escrowed; statement attached to verify. Please note that the 2019 Schedule E shows only NINE months of rental income. This figure should be used in place of 12 months when calculating rental income. - Seller-06/02/2021
Open-Audited DTI of 41.82% exceeds AUS DTI of 28%  - Due Diligence Vendor-06/02/2021
Open-Audited DTI of 41.82% exceeds AUS DTI of 28%.  Biggest contributor to DTI difference is the reconciliation of non-subject REO.  Looks like lender may have been counting $152 but was found to be -$1611.  See income workbook.   - Due Diligence Vendor-06/02/2021
																							Ready for Review-XXX: Borrower is not on title, but was qualified with taxes, insurance and HOA. XXX and XXX were refinanced with Flagstar Bank. Note and final CD are attached for each. Please note that the lease was used on each property due to the short length of time reported on the 2019 Schedule E. XXX: Mortgage is escrowed; statement attached to verify. Please note that the 2019 Schedule E shows only NINE months of rental income. This figure should be used in place of 12 months when calculating rental income. - Seller-06/02/2021	Resolved-Updated PITIA provided for Non Subject REO properties. - Due Diligence Vendor-06/03/2021 Resolved-Audited DTI of 25.73% is less than or equal to AUS DTI of 28% - Due Diligence Vendor-06/03/2021		XXX_XXX_XXX_New.pdf XXX_XXX_XXX_Lease.pdf XXX_XXX_XXX_Lease.pdf XXX_XXX_XXX.pdf XXX_XXX_XXX_New.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,200.00	TX	Investment	Refinance	Rate and Term
494469422			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-02 02:26	2021-06-03 15:01	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is ) - Due Diligence Vendor-06/02/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/02/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/02/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is ) - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,200.00	TX	Investment	Refinance	Rate and Term
494469421			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-26 21:26	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.8) - Due Diligence Vendor-05/26/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,500.00	TX	Investment	Refinance	Rate and Term
494469228			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-31 11:58	2021-05-31 12:29	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Full regulatory testing completed. No issues found. Loan would be valid as GSE SH. - Due Diligence Vendor-06/08/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/31/2021		Acknowledged-Full regulatory testing completed. No issues found. Loan would be valid as GSE SH. - Due Diligence Vendor-06/08/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$293,500.00	CA	Investment	Refinance	Cash Out - Other
494468740			D	A	D	A	A	A	A	A	Closed	FCRE8712	2021-06-07 16:41	2021-06-07 16:47	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Rent
Resolved-Lease agreement with copy of checks provided. - Due Diligence Vendor-06/07/2021

Ready for Review-Please see copy of lease to go with the two months checks previously provided.  Thank you - Seller-06/07/2021

Open-DU line item 13 under credit and liabilities requires the amount of the rental housing expense to be verified and documented. Acceptable documentation includes, but is not limited to one of the following: a direct verification from a management company or individual landlord, six months cancelled checks/equivalent payment source, six months bank statements reflecting a clear and consistent payment to an organization or individual, a copy of a current fully executed lease agreement and two months cancelled checks/equivalent payment source. Condition remains, only two months checks provided. - Due Diligence Vendor-06/07/2021

Ready for Review-See attached rent checks (already in file) from the borrower to verify monthly rent payment of $1,250.00. First check dated 01/22/21 in the amount of $403.23 is for 10 days of prorated rent for the month of January and indicates 'Rent (1900 Dexter)' in the memo line. The second check dated 02/08/21 in the amount of $1,250.00 is for the entire month of February and indicates 'February Rent' in the memo line. - Seller-06/04/2021

Open-Borrower is renting primary residence. Missing verification of the monthly rent payment of $1,250.00. - Due Diligence Vendor-05/30/2021

Open-Borrower is renting primary residence.  Missing verification of the monthly rent payment of $1,250.00. - Due Diligence Vendor-05/25/2021
																							Ready for Review-Please see copy of lease to go with the two months checks previously provided. Thank you - Seller-06/07/2021 Ready for Review-See attached rent checks (already in file) from the borrower to verify monthly rent payment of $1,250.00. First check dated 01/22/21 in the amount of $403.23 is for 10 days of prorated rent for the month of January and indicates 'Rent (XXX)' in the memo line. The second check dated 02/08/21 in the amount of $1,250.00 is for the entire month of February and indicates 'February Rent' in the memo line. - Seller-06/04/2021	Resolved-Lease agreement with copy of checks provided. - Due Diligence Vendor-06/07/2021		XXX_XXXvXXX.pdf XXX - Residential Lease Agreement 20210121.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	TX	Investment	Refinance	Cash Out - Other
494468740			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-06-02 17:19	2021-06-02 17:47	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-RCE provided showing adequate coverage was obtained. - Due Diligence Vendor-06/02/2021
Ready for Review-Replacement Cost Estimator has been received and uploaded. - Seller-06/02/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $189243 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0. Internal form provided indicating required minimum coverage is $201750. Replacement cost estimator not provided.  - Due Diligence Vendor-06/01/2021
Ready for Review-Current Insurance Policy was found in file and has been uploaded. - Seller-05/28/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $185229 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-05/26/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $185,229 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0.  The total liens equal $548,250.00.  The declaration page does not list guaranteed replacement cost.  File did not contain a cost to replace new calculation - Due Diligence Vendor-05/25/2021
																							Ready for Review-Replacement Cost Estimator has been received and uploaded. - Seller-06/02/2021 Ready for Review-Current Insurance Policy was found in file and has been uploaded. - Seller-05/28/2021	Resolved-RCE provided showing adequate coverage was obtained. - Due Diligence Vendor-06/02/2021		505531259 XXX - Insurance Policy.pdf 505531259 XXX - Insurance Worksheet.pdf 505531259 XXX - Replacement Cost Estimator.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	TX	Investment	Refinance	Cash Out - Other
494468566			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-27 20:11	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$216,000.00	MT	Investment	Refinance	Rate and Term
494468280			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Refinance	Cash Out - Other
494468205			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-01 17:45	2021-06-01 19:54	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-06/01/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$310,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494467801			D	A	D	A	A	A	D	A	Closed	FCRE7497	2021-06-04 20:34	2021-06-07 14:29	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Taxes and insurance documentation provided. - Due Diligence Vendor-06/07/2021 Ready for Review-Agree with finding: Please see attached HOI policy for XXX, and XXX. For property located at the XXX, the property is free and clear and is currently under construction therefore, it does not required HOI. - Seller-06/04/2021 Open-missing verification of the insurance and taxes for the properties located at XXX. - Due Diligence Vendor-05/22/2021	Ready for Review-Agree with finding: Please see attached HOI policy for XXX, and XXX. For property located at the XXX, the property is free and clear and is currently under construction therefore, it does not required HOI. - Seller-06/04/2021	Resolved-Taxes and insurance documentation provided. - Due Diligence Vendor-06/07/2021		XXX.pdf XXX - Treasurer-Tax Collector XXX.pdf XXX.pdf XXX - Treasurer-Tax Collector XXX.pdf XXX - Treasurer-Tax Collector XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$600,000.00	CA	Investment	Purchase	NA
494467801			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-05-26 02:50	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/26/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$600,000.00	CA	Investment	Purchase	NA
494467219			C	B	C	A	B	B	C	A	Closed	FCOM7646	2021-05-22 12:49	2021-06-08 19:49	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/08/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: Safe Harbor (SH). Cash out purpose letter in file states borrower will use cash out proceeds for rental property, paying off high interest student loans and possible investments. - Due Diligence Vendor-05/22/2021		Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/08/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$385,000.00	ID	Investment	Refinance	Cash Out - Other
494467219			C	B	C	A	B	B	C	A	Closed	FCRE1168	2021-05-26 18:51	2021-06-02 15:56	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is greater than Cash value as provided on Replacement Cost Estimator of $XXX. - Due Diligence Vendor-06/02/2021
Open-Dwelling coverage $XXX is less then Replacement cost estimate of $XXX. - Due Diligence Vendor-06/02/2021
Ready for Review-Replacement Cost Estimator has been received and uploaded. - Seller-05/26/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-05/21/2021
Open-No evidence of Replacement Cost or expanded coverage in file. - Due Diligence Vendor-05/19/2021
Open-No evidence of Replacement Cost or expanded coverage in file. - Due Diligence Vendor-05/19/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-05/19/2021
																							Ready for Review-Replacement Cost Estimator has been received and uploaded. - Seller-05/26/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $315180 is greater than Cash value as provided on Replacement Cost Estimator of $310628. - Due Diligence Vendor-06/02/2021		XXX XXX Replacement Cost Estimator.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$385,000.00	ID	Investment	Refinance	Cash Out - Other
494467219			C	B	C	A	B	B	C	A	Closed	FPRO5405	2021-05-22 12:51	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/22/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$385,000.00	ID	Investment	Refinance	Cash Out - Other
494467173			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-21 14:51	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/24/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,000.00	CA	Investment	Refinance	Cash Out - Other
494465409			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-22 16:25	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/22/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$188,000.00	WA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494465142			D	B	D	A	B	B	A	A	Closed	FCRE7497	2021-05-28 17:50	2021-06-02 16:22	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-CD provided showing loan was refied with Flagstar and qualified at a higher monthly payment than actual. - Due Diligence Vendor-06/02/2021 Ready for Review-See attached post-consummation Closing Disclosure for XXX for the primary residence. Monthly present housing payment = $4790.75. Subject loan was qualified with a monthly present housing payment of $4908.65. AUS resubmission is not required. - Seller-05/28/2021 Open-Missing documentation to support the primary residence expense for the borrowers. property is located at XXx. - Due Diligence Vendor-05/21/2021	Ready for Review-See attached post-consummation Closing Disclosure for Flagstar Bank loan XXX for the primary residence. Monthly present housing payment = $4790.75. Subject loan was qualified with a monthly present housing payment of $4908.65. AUS resubmission is not required. - Seller-05/28/2021	Resolved-CD provided showing loan was refied with Flagstar and qualified at a higher monthly payment than actual. - Due Diligence Vendor-06/02/2021		XXX_XXX_PrimaryHousing.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$460,000.00	CA	Investment	Refinance	Cash Out - Other
494465142			D	B	D	A	B	B	A	A	Closed	FCOM8844	2021-05-21 20:38	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/25/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$460,000.00	CA	Investment	Refinance	Cash Out - Other
494464718			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$129,000.00	MT	Investment	Purchase	NA
494463695			C	A	C	A	A	A	A	A	Closed	FCRE1160	2021-06-02 18:21	2021-06-02 19:23	Resolved	3 - Material	C	A	Credit	Insurance	Hazard Insurance Expiration Date is before the Note Date	Resolved-Hazard Insurance Expiration Date of 08-XX-2021 is after the Note Date of 04-XX-2021 Or Hazard Insurance Expiration Date Is Not Provided - Due Diligence Vendor-06/02/2021 Open-Hazard Insurance Expiration Date of 04-XX-2021 is prior to or equal to the Note Date of 04-XX-2021 - Due Diligence Vendor-06/02/2021 Ready for Review-6/2/2021 Disagree - the Hazard insurance had been provided . please review - Seller-06/02/2021 Open-Hazard Insurance Expiration Date of 04-XX-2021 is prior to or equal to the Note Date of 04-XX-2021 - Due Diligence Vendor-05/28/2021	Ready for Review-6/2/2021 Disagree - the Hazard insurance had been provided . please review - Seller-06/02/2021	Resolved-Hazard Insurance Expiration Date of 08-XX-2021 is after the Note Date of 04-XX-2021 Or Hazard Insurance Expiration Date Is Not Provided - Due Diligence Vendor-06/02/2021		XXX XXX -Replacement cost estimator.pdf XXX XXX -hazard insurance.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$259,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494463675			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-24 20:33	2021-06-01 23:22	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/24/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$236,250.00	NV	Investment	Purchase	NA
494462949			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$96,600.00	FL	Investment	Purchase	NA
494461937			D	A	D	A	A	A	C	A	Closed	FCRE3466	2021-06-02 14:14	2021-06-02 15:36	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing evidence of sufficient insurance for condo project	Resolved-Certificate with GRC provided. - Due Diligence Vendor-06/02/2021 Ready for Review-The Certificate of Insurance was found in file and has been uploaded, the Description of Operations box it states 125% Guaranteed Replacement Cost. - Seller-06/02/2021 Open-COVERAGE AMOUNT IS LESS THAN $1M - Due Diligence Vendor-05/26/2021	Ready for Review-The Certificate of Insurance was found in file and has been uploaded, the Description of Operations box it states 125% Guaranteed Replacement Cost. - Seller-06/02/2021	Resolved-Certificate with GRC provided. - Due Diligence Vendor-06/02/2021		XXX XXX - Certificate of Insurance.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$108,000.00	CA	Investment	Purchase	NA
494461937			D	A	D	A	A	A	C	A	Closed	FCRE1440	2021-06-02 13:33	2021-06-02 14:52	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-06/02/2021 Ready for Review-HOA document is located in the file showing HOA monthly fee is 250. Please see attachment. - Seller-06/02/2021 Open-Housing History Does Not Meet Guideline Requirements. Missing HOA documents for XXX. - Due Diligence Vendor-05/27/2021	Ready for Review-HOA document is located in the file showing HOA monthly fee is 250. Please see attachment. - Seller-06/02/2021	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-06/02/2021		XXX - XXX - HOA.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$108,000.00	CA	Investment	Purchase	NA
494461937			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-06-02 14:03	2021-06-02 14:49	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-HOA info provided - Due Diligence Vendor-06/02/2021 Ready for Review-HOA documentation is located in the file. Please see attachments - Seller-06/02/2021 Open-Missing verification of HOA dues for the following REOs: 1-XXX 2- XXX 3- XXX - Due Diligence Vendor-05/25/2021	Ready for Review-HOA documentation is located in the file. Please see attachments - Seller-06/02/2021	Resolved-HOA info provided - Due Diligence Vendor-06/02/2021		XXX - XXX - HOA.pdf XXX - XXX - HOA XXX.pdf XXX - XXX - HOA XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$108,000.00	CA	Investment	Purchase	NA
494461937			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-05-27 14:38	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 999) - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$108,000.00	CA	Investment	Purchase	NA
494461652			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-20 13:56	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/20/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$192,750.00	CA	Investment	Refinance	Rate and Term
494461617			C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-05-28 21:53	2021-05-31 16:06	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.7) - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$260,000.00	CA	Investment	Refinance	Cash Out - Other
494461617			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-05-28 20:42	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Loan would be valid as GSE SH. - Due Diligence Vendor-05/29/2021 Open-File is missing the cash out letter stating the purpose of the cash out. - Due Diligence Vendor-05/28/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Loan would be valid as GSE SH. - Due Diligence Vendor-05/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$260,000.00	CA	Investment	Refinance	Cash Out - Other
494461333			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$183,000.00	TN	Investment	Purchase	NA
494461330			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-22 13:11	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/22/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$128,000.00	CA	Investment	Purchase	NA
494460428			B	B	A	A	B	B	A	A	Closed	FCOM7646	2021-05-30 03:39	2021-06-08 21:11	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/01/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-05/30/2021		Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-06/01/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$90,000.00	FL	Investment	Refinance	Cash Out - Other
494460370			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,000.00	NE	Investment	Refinance	No Cash Out - Lender Initiated
494460051			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$297,000.00	CA	Investment	Purchase	NA
494459830			D	A	D	A	D	A	A	A	Closed	FCOM1544	2021-06-02 20:47	2021-06-03 15:54	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure
Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-06/03/2021
Ready for Review-Final CD and Final Settlement Statement have been uploaded. - Seller-06/02/2021
Open-TRID: Missing Final Closing Disclosure- preliminary testing performed from post-closing edition. - Due Diligence Vendor-06/01/2021
Open-TRID: Missing Final Closing Disclosure- preliminary testing performed from post-closing edition. - Due Diligence Vendor-06/01/2021
Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-06/01/2021
Open-TRID: Missing Final Closing Disclosure- preliminary testing performed from post-closing edition. - Due Diligence Vendor-06/01/2021
																							Ready for Review-Final CD and Final Settlement Statement have been uploaded. - Seller-06/02/2021	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-06/03/2021		XXX XXX - FINAL SETTLEMENT STATEMENT.pdf XXX XXX - REVISED FINAL CD.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$294,000.00	CA	Investment	Purchase	NA
494459830			D	A	D	A	D	A	A	A	Closed	FCRE1186	2021-06-02 18:12	2021-06-02 19:59	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-DTI 38.09% within tolerance of AUS DTI 35.76% - Due Diligence Vendor-06/02/2021
Resolved-Audited DTI of 38.09% exceeds AUS DTI of 35.76%  - Due Diligence Vendor-06/02/2021
Ready for Review-6/2: AUS DTI ratio of 35.76% is slightly understated based on subject negative cash flow calculation. DTI ratio calculates to 36.6% when using subject negative cash flow of $518.44 (versus ncf of $443.44). The revised calculation of negative $518.44 is based on 75% of market rent stated by appraiser. DTI ratio is within agency tolerance that does not require AUS resubmission. - Seller-06/02/2021
Open-Audited DTI of 41.65% exceeds AUS DTI of 35.76%. Preliminary calculations taken from lender's worksheets in file with final DTI examination pending receipt of same. - Due Diligence Vendor-06/01/2021
Open-Audited DTI of 41.65% exceeds AUS DTI of 35.76%. Preliminary calculations taken from lender's worksheets in file with final DTI examination pending receipt of same. - Due Diligence Vendor-06/01/2021
																							Ready for Review-6/2: AUS DTI ratio of 35.76% is slightly understated based on subject negative cash flow calculation. DTI ratio calculates to 36.6% when using subject negative cash flow of $518.44 (versus ncf of $443.44). The revised calculation of negative $518.44 is based on 75% of market rent stated by appraiser. DTI ratio is within agency tolerance that does not require AUS resubmission. - Seller-06/02/2021	Resolved-Audited DTI of 38.09% exceeds AUS DTI of 35.76% - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$294,000.00	CA	Investment	Purchase	NA
494459830			D	A	D	A	D	A	A	A	Closed	FCRE1964	2021-06-02 18:05	2021-06-02 19:58	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing income documentation
Resolved-PITIA components provided. - Due Diligence Vendor-06/02/2021
Ready for Review-Disagree. File contained verification of the PITI expense for the properties in question (see attached). Primary housing payment for property at XXX of $2,647.62 was based on XX $1,919.82, XXX HELOC of $303.45, HOI of $67, and taxes of $357.35. This supports primary housing expense used for qualifying and housing ratio.
PITI expense of $4,018.29 for property at XXX was based on XX $2,895.85, HOI/Fire of $133, HOI/Earthquake of $135.25, and taxes of $854.19. This supports positive rental calculation used for this property of $868.17 per month.
PITI expense of $6,377.61 for property atXXX was based on XXX $3,810.05, HOI of $339.09, and taxes of $2,228.47. This supports rental calculation used for this property of $3,325.34 per month.
Rental loss used in calculation for XXX property was -$81.50. Rental loss used in calculation for XXX property was -$3,141.04. - Seller-06/02/2021
Open-File does not contain verification of mortgage payment amount includes escrows for properties at XXX.  Preliminary calculations taken from lender's worksheets in file with final DTI examination pending receipt of same. - Due Diligence Vendor-06/01/2021
Open-File does not contain verification of mortgage payment amount for properties at XXX.  Preliminary calculations taken from lender's worksheets in file with final DTI examination pending receipt of same. - Due Diligence Vendor-06/01/2021

Ready for Review-Disagree. File contained verification of the PITI expense for the properties in question (see attached). Primary housing payment for property at XXX of $2,647.62 was based on WF $1,919.82, XXX HELOC of $303.45, HOI of $67, and taxes of $357.35. This supports primary housing expense used for qualifying and housing ratio.
PITI expense of $4,018.29 for property at XXX was based on XX $2,895.85, HOI/Fire of $133, HOI/Earthquake of $135.25, and taxes of $854.19. This supports positive rental calculation used for this property of $868.17 per month.
PITI expense of $6,377.61 for property at XXX was based on XXX $3,810.05, HOI of $339.09, and taxes of $2,228.47. This supports rental calculation used for this property of $3,325.34 per month.
Rental loss used in calculation for XXX property was -$81.50. Rental loss used in calculation for XXX property was -$3,141.04. - Seller-06/02/2021

																								Resolved-PITIA components provided. - Due Diligence Vendor-06/02/2021		XXX_XXX_REO.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$294,000.00	CA	Investment	Purchase	NA
494459699			D	A	A	A	D	A	A	A	Closed	FCOM1229	2021-06-02 15:32	2021-06-02 17:54	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	1-4 Family Rider is Missing	Resolved-Rider provided as conditioned. - Due Diligence Vendor-06/02/2021 Ready for Review-6/02/2021 Disagree - the 1-4 Family rider had been provided . please review - Seller-06/02/2021 Open-1-4 Family Rider is Missing - Due Diligence Vendor-05/27/2021	Ready for Review-6/02/2021 Disagree - the 1-4 Family rider had been provided . please review - Seller-06/02/2021	Resolved-Rider provided as conditioned. - Due Diligence Vendor-06/02/2021		XXX XXX- family rider.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$88,000.00	IL	Investment	Purchase	NA
494459699			D	A	A	A	D	A	A	A	Closed	FCOM1220	2021-06-02 15:32	2021-06-02 17:53	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	The Deed of Trust is Missing	Resolved-Provided as conditioned with all riders - Due Diligence Vendor-06/02/2021 Ready for Review-6/2/2021 Disagree - the deed of trust had been provided - please review - Seller-06/02/2021 Open-The Deed of Trust is Missing - Due Diligence Vendor-05/28/2021	Ready for Review-6/2/2021 Disagree - the deed of trust had been provided - please review - Seller-06/02/2021	Resolved-Provided as conditioned with all riders - Due Diligence Vendor-06/02/2021		XXX XXX- family rider.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$88,000.00	IL	Investment	Purchase	NA
494459665			C	B	C	A	C	A	B	B	Closed	FCOM2275	2021-05-27 19:00	2021-06-02 16:55	Resolved	3 - Material	C	A	Compliance	TRID	Final CD: Loan Amount is missing or is inaccurate	Resolved-Provided as conditioned. - Due Diligence Vendor-06/02/2021 Ready for Review-CD signed at closing - Seller-05/27/2021 Open-SIGNED FINAL CD IS MISSING - Due Diligence Vendor-05/26/2021	Ready for Review-CD signed at closing - Seller-05/27/2021	Resolved-Provided as conditioned. - Due Diligence Vendor-06/02/2021		funding CD signed.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$297,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494459665			C	B	C	A	C	A	B	B	Closed	FCRE1440	2021-05-27 17:05	2021-06-02 16:53	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Provided as conditioned. - Due Diligence Vendor-06/02/2021 Ready for Review-Please see attached documentation - copy of note, title showing taxes, insurance and CD showing 2nd was paid off. Also please see page of appraisal from previous loan on property showing it is SFR, no HOA. - Seller-05/27/2021 Open-Housing History Does Not Meet Guideline Requirements. Need proof payment to primary residence which looks to be a loan concurrently closing. 2nd mortgage payment of $267.90 was not counted in payment and would need proof that this is also $0 balance. - Due Diligence Vendor-05/26/2021	Ready for Review-Please see attached documentation - copy of note, title showing taxes, insurance and CD showing 2nd was paid off. Also please see page of appraisal from previous loan on property showing it is SFR, no HOA. - Seller-05/27/2021	Resolved-Provided as conditioned. - Due Diligence Vendor-06/02/2021		XXX CD XXX.pdf XXX note XXX.pdf XXX ins XXX.pdf XXX page of appraisal XXX.pdf XXX title XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$297,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494459665			C	B	C	A	C	A	B	B	Closed	FPRO1498	2021-05-26 18:44	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/27/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/26/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$297,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494458986			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$292,200.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494458730			B	B	A	A	B	B	B	B	Closed	FPRO1498	2021-05-19 15:50	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/19/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$378,000.00	CA	Investment	Refinance	Cash Out - Other
494458730			B	B	A	A	B	B	B	B	Closed	FCOM8844	2021-05-19 18:07	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/20/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/19/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$378,000.00	CA	Investment	Refinance	Cash Out - Other
494458490			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-21 13:45	2021-06-07 19:41	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.6) - Due Diligence Vendor-05/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$104,000.00	NJ	Investment	Purchase	NA
494458034			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-29 06:01	2021-05-31 15:45	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$61,625.00	GA	Investment	Purchase	NA
494456477			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-22 14:49	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-05/22/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$135,000.00	FL	Investment	Refinance	Cash Out - Other
494454951			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	OR	Investment	Refinance	Cash Out - Other
494454310			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-05-27 15:37	2021-06-02 17:07	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/02/2021
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-06/01/2021
Ready for Review-Insurance plus replacement cost estimator - Seller-05/27/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-05/26/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-05/21/2021
																							Ready for Review-Insurance plus replacement cost estimator - Seller-05/27/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-06/02/2021 Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-06/01/2021		Insurance plus replacement Cost.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$319,920.00	FL	Investment	Purchase	NA
494454310			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-05-26 19:17	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/26/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$319,920.00	FL	Investment	Purchase	NA
494454222			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-24 20:42	2021-06-08 12:08	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or -XX% variance. Finding resolved. - Due Diligence Vendor-06/08/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/24/2021		Resolved-Desk review provided with a value of $XX or -XX% variance. Finding resolved. - Due Diligence Vendor-06/08/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$232,500.00	NJ	Investment	Refinance	Cash Out - Other
494454221			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-20 00:56	2021-06-07 19:36	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$326,250.00	NJ	Investment	Refinance	Cash Out - Other
494453992			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-06-02 15:39	2021-06-02 17:56	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-CD provided showing purchase and escrows - Due Diligence Vendor-06/02/2021 Ready for Review-The property at XXX was purchased 03/01/21. See attached Closing Disclosure which documents the terms of the mortgage: $1886.76/month including escrow. - Seller-06/02/2021 Open-Missing documentation of primary residence expense at XXX including PITIA. - Due Diligence Vendor-05/31/2021	Ready for Review-The property at XXX was purchased 03/01/21. See attached Closing Disclosure which documents the terms of the mortgage: $1886.76/month including escrow. - Seller-06/02/2021	Resolved-CD provided showing purchase and escrows - Due Diligence Vendor-06/02/2021		XXX_XXX_XXX_XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$126,500.00	IA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494453899			C	B	C	A	A	A	B	B	Closed	FCRE1159	2021-05-20 15:01	2021-05-30 05:59	Resolved	3 - Material	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Prior hazard insurance policy provided with coverage from 3/XX/2020-3/XX/2021 - Due Diligence Vendor-05/21/2021 Resolved-Hazard Insurance Effective Date of 03-XX-2020 is prior to or equal to the Note Date of 03-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-05/21/2021 Ready for Review-The Certificate of Insurance with coverage effective of 03-XX-2020 thru 03-XX-2021 was found in file and has been uploaded. - Seller-05/20/2021 Open-Hazard Insurance Effective Date of 03-XX-2021 is after the Note Date of 03-XX-2021 - Due Diligence Vendor-05/18/2021	Ready for Review-The Certificate of Insurance with coverage effective of 03-XX-2020 thru 03-XX-2021 was found in file and has been uploaded. - Seller-05/20/2021	Resolved-Prior hazard insurance policy provided with coverage from 3/XX/2020-3/XX/2021 - Due Diligence Vendor-05/21/2021 Resolved-Hazard Insurance Effective Date of 03-XX-2020 is prior to or equal to the Note Date of 03-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-05/21/2021		XXX XXX - Certificate of Insurance.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$201,200.00	UT	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494453899			C	B	C	A	A	A	B	B	Closed	FPRO1498	2021-05-18 13:15	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/18/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$201,200.00	UT	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494453742			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-29 06:06	2021-06-02 00:59	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC is Not Eligible and a third party review product was not provided. - Due Diligence Vendor-05/29/2021		Resolved-Desk review provided with a value of $XXXor XX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$213,900.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494453199			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$348,750.00	FL	Investment	Purchase	NA
494453173			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$525,000.00	MA	Investment	Purchase	NA
494452961			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-19 14:15	2021-05-30 04:36	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.2). Desk review pending. - Due Diligence Vendor-05/19/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.2) - Due Diligence Vendor-05/19/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.2) - Due Diligence Vendor-05/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$480,000.00	OR	Investment	Purchase	NA
494452832			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-05-21 21:05	2021-06-08 19:07	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 41.93% is less than or equal to AUS DTI of 41.93%  - Due Diligence Vendor-06/08/2021
Resolved-DTI updated using form 1007 for rental income. - Due Diligence Vendor-05/22/2021
Resolved-Audited DTI of 20.35% exceeds AUS DTI of 20.24%  - Due Diligence Vendor-05/22/2021
Ready for Review-Please see attached FNMA guidelines, chart on page 2.  The market rent off the 1007 is what is required to document rental income.  1007 shows  $4600/mo rental income, so 75% ($3450) can be used as qualifying rental income for subject. - Seller-05/21/2021
Open-Audited DTI of 27.81% exceeds AUS DTI of 20.24%.  7.57% variance due to Lender including Rental Income for Subject Property.  No evidence included in file. - Due Diligence Vendor-05/20/2021
Open-7.57% variance due to Lender including Rental Income for Subject Property.  No evidence included in file. - Due Diligence Vendor-05/20/2021
Open-Audited DTI of 27.81% exceeds AUS DTI of 20.24%  - Due Diligence Vendor-05/20/2021
																							Ready for Review-Please see attached FNMA guidelines, chart on page 2. The market rent off the 1007 is what is required to document rental income. 1007 shows $4600/mo rental income, so 75% ($3450) can be used as qualifying rental income for subject. - Seller-05/21/2021	Resolved-Audited DTI of 41.93% is less than or equal to AUS DTI of 41.93% - Due Diligence Vendor-06/08/2021 Resolved-DTI updated using form 1007 for rental income. - Due Diligence Vendor-05/22/2021 Resolved-Audited DTI of 20.35% exceeds AUS DTI of 20.24% - Due Diligence Vendor-05/22/2021		XXX XXX FNMA.pdf XXX XXX 1007.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$723,750.00	CA	Investment	Purchase	NA
494452832			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-05-20 19:02	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-05/20/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$723,750.00	CA	Investment	Purchase	NA
494452429			D	A	D	A	D	A	A	A	Closed	FCOM1544	2021-05-26 12:54	2021-06-02 16:01	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021 Ready for Review-CD Signed at Closing - Seller-05/26/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-05/24/2021	Ready for Review-CD Signed at Closing - Seller-05/26/2021	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021		XXX Signed CD.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$195,000.00	CA	Investment	Purchase	NA
494452429			D	A	D	A	D	A	A	A	Closed	FCRE1145	2021-05-25 19:34	2021-05-30 06:58	Resolved	3 - Material	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Final Title Policy Provided. Finding Resolved. - Due Diligence Vendor-05/30/2021 Resolved-Title Document is fully Present - Due Diligence Vendor-05/27/2021 Ready for Review-Final Title Policy attached - Seller-05/25/2021 Open-Title Document is missing - Due Diligence Vendor-05/24/2021	Ready for Review-Final Title Policy attached - Seller-05/25/2021	Resolved-Title Document is fully Present - Due Diligence Vendor-05/27/2021		Final Title Policy XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$195,000.00	CA	Investment	Purchase	NA
494452146			D	A	D	A	A	A	D	A	Closed	FCRE1186	2021-05-25 15:55	2021-05-30 05:54	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI

Resolved-Client sent updated AUS approval showing full payments for the respective properties being counted and eliminating the need for any further lease or tax return documentation. - Due Diligence Vendor-05/29/2021
Ready for Review-See attached appraisal and 1st payment letter for REO properties. Subject property used appraisal rental amount and cash flow of -342.63. REO at 157,1509, & 1511 was qualified with full PITI. Remaining REO is borrower primary residence, with PITI included in DTI - Seller-05/25/2021
Open-Audited DTI of 30.47% exceeds AUS DTI of 24.16%. Provide documentation for rental income. Reviewer used full payment. - Due Diligence Vendor-05/19/2021
Open-Audited DTI of 30.47% exceeds AUS DTI of 24.16%.   The file is missing the tax returns and the lease agreement for the subject property, unable to accurately determine the rental income.  The full PITI for the subject property was included in the DTI calculation. - Due Diligence Vendor-05/19/2021
																							Ready for Review-See attached appraisal and 1st payment letter for REO properties. Subject property used appraisal rental amount and cash flow of -342.63. REO at XXX,XXX, & XXX was qualified with full PITI. Remaining REO is borrower primary residence, with PITI included in DTI - Seller-05/25/2021	Resolved-Client sent updated AUS approval showing full payments for the respective properties being counted and eliminating the need for any further lease or tax return documentation. - Due Diligence Vendor-05/29/2021		XXX_XXX Appraisal.pdf XXX_XXX REO 1507.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$250,000.00	CA	Investment	Refinance	Cash Out - Other
494452146			D	A	D	A	A	A	D	A	Closed	FCRE1350	2021-05-25 15:39	2021-05-30 05:53	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 2 Personal Tax Returns Missing

Resolved-Client sent updated AUS approval showing full payments for the respective properties being counted and eliminating the need for any further lease or tax return documentation. - Due Diligence Vendor-05/29/2021
Ready for Review-See attached appraisal and 1st payment letter for REO properties. Subject property used appraisal rental amount and cash flow of -342.63. REO at 157,1509, & 1511 was qualified with full PITI. Remaining REO is borrower primary residence, with PITI included in DTI - Seller-05/25/2021
Open-Missing tax returns to document rental income. Reviewer unable to determine rental amounts on each property. - Due Diligence Vendor-05/19/2021
Open-Borrower 2 Personal Tax Returns Missing - Due Diligence Vendor-05/18/2021
																							Ready for Review-See attached appraisal and 1st payment letter for REO properties. Subject property used appraisal rental amount and cash flow of -342.63. REO at XXX,XXX, & XXX was qualified with full PITI. Remaining REO is borrower primary residence, with PITI included in DTI - Seller-05/25/2021	Resolved-Client sent updated AUS approval showing full payments for the respective properties being counted and eliminating the need for any further lease or tax return documentation. - Due Diligence Vendor-05/29/2021		505547853_XXX Appraisal.pdf 505547853_XXX REO 1507.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$250,000.00	CA	Investment	Refinance	Cash Out - Other
494452146			D	A	D	A	A	A	D	A	Closed	FCRE7347	2021-05-25 15:38	2021-05-30 05:53	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Lease Agreement
Resolved-Client sent updated AUS approval showing full payments for the respective properties being counted and eliminating the need for any further lease or tax return documentation. - Due Diligence Vendor-05/29/2021
Ready for Review-See attached appraisal and 1st payment letter for REO properties. Subject property used appraisal rental amount and cash flow of -342.63. REO at 157,1509, & 1511 was qualified with full PITI. Remaining REO is borrower primary residence, with PITI included in DTI - Seller-05/25/2021
Open-Missing the lease agreement for the subject property.  Unable to accurately determine the rental income/loss for the subject property.  The full PITI was included in the DTI calculations. - Due Diligence Vendor-05/19/2021
																							Ready for Review-See attached appraisal and 1st payment letter for REO properties. Subject property used appraisal rental amount and cash flow of -342.63. REO at XXX,XXX, & XXX was qualified with full PITI. Remaining REO is borrower primary residence, with PITI included in DTI - Seller-05/25/2021	Resolved-Client sent updated AUS approval showing full payments for the respective properties being counted and eliminating the need for any further lease or tax return documentation. - Due Diligence Vendor-05/29/2021		XXX Appraisal.pdf XXX REO 1507.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$250,000.00	CA	Investment	Refinance	Cash Out - Other
494452146			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-05-20 13:39	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/20/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$250,000.00	CA	Investment	Refinance	Cash Out - Other
494452051			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-24 20:04	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/24/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/24/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$217,500.00	FL	Investment	Refinance	Rate and Term
494451899			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$126,750.00	NC	Investment	Purchase	NA
494451653			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-24 17:49	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/24/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XX or XX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$435,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494451631			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-23 17:22	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-Third party valuation report required. - Due Diligence Vendor-05/23/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$231,300.00	GA	Investment	Purchase	NA
494451616			D	A	D	A	A	A	A	A	Closed	FCRE1158	2021-05-27 13:03	2021-06-04 03:16	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/01/2021 Ready for Review-Complete Hazard Insurance Policy has been uploaded. - Seller-05/27/2021 Open-Hazard Insurance Policy Partially Provided - Due Diligence Vendor-05/25/2021	Ready for Review-Complete Hazard Insurance Policy has been uploaded. - Seller-05/27/2021	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-06/01/2021		XXX - Insurance Policy.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$320,000.00	TX	Investment	Purchase	NA
494451616			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-06-03 20:06	2021-06-04 03:16	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $XXX is greater than provided Replacement Cost Value of $XXX. Finding resolved. - Due Diligence Vendor-06/04/2021 Ready for Review-Replacement Cost Estimator has been received and uploaded. - Seller-06/03/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-06/01/2021	Ready for Review-Replacement Cost Estimator has been received and uploaded. - Seller-06/03/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is greater than provided Replacement Cost Value of $XXX. Finding resolved. - Due Diligence Vendor-06/04/2021		XXX XXX - Replacement Cost Estimator.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$320,000.00	TX	Investment	Purchase	NA
494451331			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$174,375.00	AZ	Investment	Purchase	NA
494451293			C	B	A	A	A	A	C	B	Closed	FPRO5405	2021-05-25 19:40	2021-06-02 01:14	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/25/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,000.00	CA	Investment	Refinance	Rate and Term
494451293			C	B	A	A	A	A	C	B	Closed	FPRO1498	2021-05-25 19:28	2021-06-02 01:13	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/26/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/25/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,000.00	CA	Investment	Refinance	Rate and Term
494451282			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-05-29 19:38	2021-06-01 19:30	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-05/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$489,000.00	CA	Investment	Refinance	Cash Out - Other
494451282			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-05-29 19:33	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Open-Loan would have eligible as GSE SH. - Due Diligence Vendor-05/30/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/29/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$489,000.00	CA	Investment	Refinance	Cash Out - Other
494451244			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-21 15:05	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/27/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/21/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$185,650.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494451136			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-28 21:22	2021-05-31 15:21	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$249,750.00	NC	Investment	Purchase	NA
494450745			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-30 17:38	2021-06-01 15:21	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-05/30/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$161,990.00	TX	Investment	Purchase	NA
494450607			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$178,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494450543			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$273,750.00	CA	Investment	Purchase	NA
494450505			C	B	A	A	A	A	C	B	Closed	FPRO7466	2021-05-19 01:32	2021-05-30 04:33	Resolved	1 - Information	C	A	Property	Third Party Valuation	AVM Value(s) Do Not Adhere To Tolerance Criteria	Resolved-Exterior Only Appraisal was provided resulting in a value within a 10% tolerance. Finding resolved. - Due Diligence Vendor-05/30/2021 Resolved-Exterior Only Appraisal was provided resulting in a value within a 10% tolerance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-AVM value is $XXX or -XXX% variance. Exterior only appraisal pending. - Due Diligence Vendor-05/19/2021		Resolved-Exterior Only Appraisal was provided resulting in a value within a 10% tolerance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$333,000.00	CA	Investment	Refinance	Rate and Term
494450505			C	B	A	A	A	A	C	B	Closed	FPRO1498	2021-05-18 15:06	2021-05-30 04:33	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/18/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$333,000.00	CA	Investment	Refinance	Rate and Term
494450473			D	A	A	A	A	A	D	A	Closed	FCRE6546	2021-06-07 15:16	2021-06-07 15:34	Resolved	3 - Material	D	A	Property	Missing Doc	Missing legal documents for senior or subordinate lien
Resolved-Documents provided to verify lien payoff is for subject property. - Due Diligence Vendor-06/07/2021
Ready for Review-See attached AUS findings showing payoff toXXX is included as FNMA HomeEnergy refi limited C/O. Also provided is copy of FNMA guideline outlining acceptable terms for subject transaction  - Seller-06/07/2021
Open-Payoff of on Final CD to XXX for $XXX. Lien is not reflected on preliminary title, application, or credit report. Unable to determine if borrower is paying off a purchase money second, equity line, or another properties lien. If non purchase money second subject loan would be considered a cash out refinance. No business use of funds letter provided.  - Due Diligence Vendor-05/20/2021
																							Ready for Review-See attached AUS findings showing payoff to XXX is included as FNMA HomeEnergy refi limited C/O. Also provided is copy of FNMA guideline outlining acceptable terms for subject transaction - Seller-06/07/2021	Resolved-Documents provided to verify lien payoff is for subject property. - Due Diligence Vendor-06/07/2021		XXX_XXX_AUS.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$509,500.00	CA	Investment	Refinance	Cash Out - Other
494450363			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-20 16:45	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or -XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.2) - Due Diligence Vendor-05/20/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or -XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$201,750.00	NV	Investment	Purchase	NA
494450291			D	B	D	A	C	B	A	A	Closed	FCOM7646	2021-05-28 18:22	2021-06-03 14:22	Acknowledged	3 - Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Full regulatory testing was completed. Issue found with fee disclosures but no issues with loan being valid as GSE SH. - Due Diligence Vendor-05/29/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending. the cash out letter in the file states the borrower will use a portion of the cash out to create reserves in an emergency fund. - Due Diligence Vendor-05/28/2021		Acknowledged-Full regulatory testing was completed. Issue found with fee disclosures but no issues with loan being valid as GSE SH. - Due Diligence Vendor-05/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$138,960.00	LA	Investment	Refinance	Cash Out - Other
494450291			D	B	D	A	C	B	A	A	Closed	finding-3652	2021-06-01 11:43	2021-06-02 17:07	Resolved	3 - Material	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-COC provided as required - Due Diligence Vendor-06/02/2021
Ready for Review-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($879.62) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,095.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-06/02/2021
Ready for Review-6/1/2021 Disagree - the compensation plan changed from borrower paid to lender paid .COC provided  - Seller-06/01/2021
Open-The lender credit decreased from $1,402.00 to $1,095.00 with no acceptable change of circumstance provided. - Due Diligence Vendor-05/28/2021
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($879.62) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,402.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-05/28/2021
																							Ready for Review-6/1/2021 Disagree - the compensation plan changed from borrower paid to lender paid .COC provided - Seller-06/01/2021	Resolved-COC provided as required - Due Diligence Vendor-06/02/2021		XXX XXX COC.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$138,960.00	LA	Investment	Refinance	Cash Out - Other
494450291			D	B	D	A	C	B	A	A	Closed	FCRE7497	2021-06-01 11:48	2021-06-02 16:56	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-MTG stmt provided showing property is escrowed monthly - Due Diligence Vendor-06/02/2021 Ready for Review-6/1: Attached is a copy of the mortgage billing statement for the property at XXX confirming the payment includes escrows for taxes and insurance. Also attached you will find a copy of the HOI policy, tax certificate, and first page of the appraisal confirming no HOA dues on the property. - Seller-06/01/2021 Open-Missing verification on property taxes for XXX. - Due Diligence Vendor-05/28/2021	Ready for Review-6/1: Attached is a copy of the mortgage billing statement for the property at XXX confirming the payment includes escrows for taxes and insurance. Also attached you will find a copy of the HOI policy, tax certificate, and first page of the appraisal confirming no HOA dues on the property. - Seller-06/01/2021	Resolved-MTG stmt provided showing property is escrowed monthly - Due Diligence Vendor-06/02/2021		XXX_XXX_REO_PITIA.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$138,960.00	LA	Investment	Refinance	Cash Out - Other
494450175			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-28 21:06	2021-06-02 00:55	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021 Open-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$281,000.00	TX	Investment	Purchase	NA
494450135			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$233,000.00	NV	Investment	Refinance	Cash Out - Other
494450066			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-20 15:59	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/21/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX0 or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$91,500.00	TX	Investment	Purchase	NA
494450018			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$249,750.00	MN	Investment	Purchase	Rate and Term
494449933			D	A	C	A	A	A	D	A	Closed	FCRE1191	2021-05-27 17:42	2021-06-02 15:30	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Resolved-Audited Reserves of XXX are greater than or equal to AUS Required Reserves of XXX - Due Diligence Vendor-06/02/2021
Ready for Review-AUS required reserves are $XXX, see attached, the $XXX refers to total funds to be verified - reserves and cash to close both.  Please also see attached sale CD for evidence of additional assets. - Seller-05/27/2021
Open-Audited Reserves of XXX are less than AUS Required Reserves of 304573. Missing documentation of borrowed funds sufficient to closing. - Due Diligence Vendor-05/27/2021
Open-Audited Reserves of XXX are less than AUS Required Reserves of XXX3. Missing documentation of borrowed funds sufficient to closing. - Due Diligence Vendor-05/26/2021
																							Ready for Review-AUS required reserves are $XXX, see attached, the $XXX refers to total funds to be verified - reserves and cash to close both. Please also see attached sale CD for evidence of additional assets. - Seller-05/27/2021	Resolved-Audited Reserves of XXX are greater than or equal to AUS Required Reserves of XXX - Due Diligence Vendor-06/02/2021		XXX AUS.PDF XXX Refi.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$429,000.00	CA	Investment	Purchase	NA
494449933			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-05-27 03:22	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021 Open-Third party review product required. - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$429,000.00	CA	Investment	Purchase	NA
494449118			C	B	C	B	C	B	A	A	Closed	FCOM7646	2021-06-01 17:38	2021-06-08 18:42	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-06/08/2021 Acknowledged-Updated AUS provided with DTI 45.4% - Due Diligence Vendor-06/02/2021 Ready for Review-Agree with finding: Please see updated AUS included the Student loan that was not included - Seller-06/01/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of Non-QM: Lender documented all ATR UW factors. DTI exceeds 43% - Due Diligence Vendor-05/26/2021	Ready for Review-Agree with finding: Please see updated AUS included the Student loan that was not included - Seller-06/01/2021	Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-06/08/2021 Acknowledged-Updated AUS provided with DTI 45.4% - Due Diligence Vendor-06/02/2021		XXX - XXX - AUS.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,500.00	GA	Investment	Refinance	Cash Out - Other
494449118			C	B	C	B	C	B	A	A	Closed	finding-3476	2021-06-01 17:38	2021-06-08 18:42	Resolved	2 - Non-Material	C	A	Credit	QM/ATR	Qualified Mortgage DTI Threshold Test
Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is ATR/QM: Not Applicable and Qualifying /DTI is 46.85% - Due Diligence Vendor-06/08/2021
Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is ATR/QM: Not Applicable and Qualifying /DTI is 45.40% - Due Diligence Vendor-06/08/2021
Acknowledged-Updated AUS provided with new DTI 45.4%. - Due Diligence Vendor-06/02/2021
Ready for Review-Agree with finding: Please see updated AUS included the Student loan that was not included - Seller-06/01/2021
Open-Loan Fails Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying DTI is 45.40% - Due Diligence Vendor-05/26/2021
																							Ready for Review-Agree with finding: Please see updated AUS included the Student loan that was not included - Seller-06/01/2021	Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is ATR/QM: Not Applicable and Qualifying /DTI is 46.85% - Due Diligence Vendor-06/08/2021 Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is ATR/QM: Not Applicable and Qualifying /DTI is 45.40% - Due Diligence Vendor-06/08/2021 Acknowledged-Updated AUS provided with new DTI 45.4%. - Due Diligence Vendor-06/02/2021		XXX - XXX - AUS.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,500.00	GA	Investment	Refinance	Cash Out - Other
494449118			C	B	C	B	C	B	A	A	Closed	FCRE1186	2021-06-01 17:38	2021-06-03 15:55	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Acknowledged-Updated AUS provided with DTI 45.4% - Due Diligence Vendor-06/02/2021 Ready for Review-Agree with finding: Please see updated AUS included the Student loan that was not included - Seller-06/01/2021 Open-Audited DTI of 45.4% exceeds AUS DTI of 43.69% due to consumer debt. Review captured total monthly consumer debt of $2186.06 versus DU of $2007.79 - Due Diligence Vendor-05/26/2021 Open-Audit DTI of 73.70% exceeds AUD DTI of 43.69% - Due Diligence Vendor-05/26/2021	Ready for Review-Agree with finding: Please see updated AUS included the Student loan that was not included - Seller-06/01/2021	Acknowledged-Updated AUS provided with DTI 45.4% - Due Diligence Vendor-06/02/2021		XXX - XXX - AUS.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,500.00	GA	Investment	Refinance	Cash Out - Other
494449118			C	B	C	B	C	B	A	A	Closed	FCOM8844	2021-05-26 16:11	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true - Due Diligence Vendor-05/27/2021 Open-CD shows that, after payoff of subject liens, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/26/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,500.00	GA	Investment	Refinance	Cash Out - Other
494448844			D	A	D	A	A	A	D	A	Closed	FCRE7497	2021-05-25 16:42	2021-06-02 16:20	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-MTG stmts provided showing all properties are escrowed - Due Diligence Vendor-06/02/2021 Ready for Review-See attached mortgage statements for all REO properties requested showing taxes and insurance escrowed. - Seller-05/25/2021 Open-Missing verification of taxes and insurance for the following rental properties: 1- XXX 2- XXX 3- XXX 4- XXX 5- XXX - Due Diligence Vendor-05/24/2021	Ready for Review-See attached mortgage statements for all REO properties requested showing taxes and insurance escrowed. - Seller-05/25/2021	Resolved-MTG stmts provided showing all properties are escrowed - Due Diligence Vendor-06/02/2021		XXX_XXX_ REO 12605.pdf XXX_XXX_ REO 11009.pdf XXX_XXX_ REO 10702.pdf XXX_XXX_ REO 2316.pdf XXX_XXX_ REO 9707.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$281,000.00	TX	Investment	Purchase	NA
494448844			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-05-25 00:48	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/25/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$281,000.00	TX	Investment	Purchase	NA
494448527			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-25 01:45	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/25/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$431,250.00	OR	Investment	Purchase	NA
494448305			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-27 04:04	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX orXXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$233,250.00	NV	Investment	Purchase	NA
494448166			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-06-01 13:34	2021-06-01 15:56	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement cost provided. - Due Diligence Vendor-06/01/2021
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-06/01/2021
Ready for Review-Replacement Cost Estimator has been received and uploaded. - Seller-06/01/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-05/27/2021
																							Ready for Review-Replacement Cost Estimator has been received and uploaded. - Seller-06/01/2021	Resolved-Replacement cost provided. - Due Diligence Vendor-06/01/2021 Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXXXXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXXXXX - Due Diligence Vendor-06/01/2021		XXX - Replacement Cost Estimator.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$651,000.00	CA	Investment	Refinance	Rate and Term
494447916			C	A	C	A	A	A	A	A	Closed	FCRE1148	2021-05-28 23:21	2021-06-07 20:40	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-06/07/2021 Open-Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-05/28/2021		Resolved-Title Coverage Amount of $XXXXXXis equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-06/07/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$442,000.00	TX	Investment	Purchase	NA
494447916			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-06-04 16:19	2021-06-05 03:12	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $XXX is greater than Replacement Cost Value of $293,834. - Due Diligence Vendor-06/05/2021 Ready for Review-Replacement Cost Estimator - Seller-06/04/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-05/28/2021	Ready for Review-Replacement Cost Estimator - Seller-06/04/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is greater than Replacement Cost Value of $XXX. - Due Diligence Vendor-06/05/2021		XXX - RCE - XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$442,000.00	TX	Investment	Purchase	NA
494447392			D	A	D	A	A	A	C	A	Closed	FCRE1316	2021-05-25 18:54	2021-06-02 15:32	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021 Ready for Review-Please see attached - they verified via XXX, note first entry is for the Florida division of corporations (expanded version also attached). Business bank statement also attached showing deposits within 20 days of close. - Seller-05/25/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing. Verification of business existence through a third party source dated no more than 120 days prior to consummation is required. - Due Diligence Vendor-05/25/2021	Ready for Review-Please see attached - they verified via XXX, note first entry is for the Florida division of corporations (expanded version also attached). Business bank statement also attached showing deposits within 20 days of close. - Seller-05/25/2021	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021		XXX .pdf XXX bank statement.pdf XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	FL	Investment	Refinance	Cash Out - Other
494447392			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-05-23 05:51	2021-06-02 01:02	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or 0XXX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/23/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	FL	Investment	Refinance	Cash Out - Other
494446894			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-20 16:23	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX orXXX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/20/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$652,500.00	NY	Investment	Purchase	NA
494446855			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$302,200.00	WA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494446853			D	A	D	A	A	A	A	A	Closed	FCRE1437	2021-06-01 13:11	2021-06-02 17:09	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-XXX provided showing prior income as required. - Due Diligence Vendor-06/02/2021 Ready for Review-Please see attached XXX - Seller-06/01/2021 Open-Income and Employment Do Not Meet Guidelines due to missing two years W2s or WVOE form 1005 as required per AUS. - Due Diligence Vendor-05/25/2021	Ready for Review-Please see attached XXXr - Seller-06/01/2021	Resolved-XXX provided showing prior income as required. - Due Diligence Vendor-06/02/2021		XXX - XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$310,000.00	OR	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494446853			D	A	D	A	A	A	A	A	Closed	FCRE1328	2021-06-01 13:10	2021-06-02 17:08	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 W2/1099 Missing	Resolved-XXX provided showing prior 2 years income - Due Diligence Vendor-06/02/2021 Ready for Review-Please see attached XXX - Seller-06/01/2021 Open-Borrower 1 W2/1099 Missing. AUS requires two years W2s or WVOE. - Due Diligence Vendor-05/26/2021	Ready for Review-Please see attached XXX - Seller-06/01/2021	Resolved-XXX provided showing prior 2 years income - Due Diligence Vendor-06/02/2021		XXX - XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$310,000.00	OR	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494446605			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-22 13:17	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXXXXXor XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/22/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$82,500.00	OH	Investment	Purchase	NA
494446462			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$403,125.00	OR	Investment	Purchase	NA
494446344			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$102,400.00	FL	Investment	Purchase	NA
494445897			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$262,500.00	CA	Investment	Purchase	NA
494445784			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,000.00	TX	Investment	Purchase	NA
494445629			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-06-07 17:45	2021-06-07 20:32	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-1007 form provided for rental income calculation - Due Diligence Vendor-06/07/2021
Resolved-Audited DTI of 26.69% is less than or equal to AUS DTI of 30.65%  - Due Diligence Vendor-06/07/2021
Resolved-Audited DTI of 22.64% is less than or equal to AUS DTI of 23.41%  - Due Diligence Vendor-06/07/2021
Ready for Review-Please see attached 1007 form showing that the subject property is expected to be rent in the amount of $3,300. Applying the 25% vacancy factor, the rental income used to offset the monthly PITIA is $2,475.
Monthly PITIA = $3,192.
Total negative rental cash flow = 717.33

Total Income = 8153.46
Housing payment (1228.96) + Regular liabilities (741) + Total negative cash flow from subject property and other property (770) = Total monthly obligation (2740.79)
DTI = $2,740/$8,153= 33.615%. The 3% difference in DTI calculation is within tolerance range. Re-submission is not required.
 - Seller-06/07/2021
Open-Variance due to Lender including a total monthly Net Rental Loss for  the Subject of$-475.33 vs. Full PITIA of $-2,418.75.  No evidence of rental income applied to offset the total PITIA for the subject (purchase) in file. - Due Diligence Vendor-05/31/2021
Open-Audited DTI of 43.60% exceeds AUS DTI of 30.65%  - Due Diligence Vendor-05/31/2021

Ready for Review-Please see attached 1007 form showing that the subject property is expected to be rent in the amount of $3,300. Applying the 25% vacancy factor, the rental income used to offset the monthly PITIA is $2,475.
Monthly PITIA = $3,192.
Total negative rental cash flow = 717.33

Total Income = 8153.46
Housing payment (1228.96) + Regular liabilities (741) + Total negative cash flow from subject property and other property (770) = Total monthly obligation (2740.79)
DTI = $2,740/$8,153= 33.615%. The 3% difference in DTI calculation is within tolerance range. Re-submission is not required.
 - Seller-06/07/2021

																								Resolved-1007 form provided for rental income calculation - Due Diligence Vendor-06/07/2021 Resolved-Audited DTI of 26.69% is less than or equal to AUS DTI of 30.65% - Due Diligence Vendor-06/07/2021 Resolved-Audited DTI of 22.64% is less than or equal to AUS DTI of 23.41% - Due Diligence Vendor-06/07/2021		XXX - XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$395,272.00	FL	Investment	Purchase	NA
494445626			C	A	C	A	A	A	C	A	Closed	FCRE1143	2021-06-07 14:43	2021-06-07 15:05	Resolved	3 - Material	C	A	Credit	Eligibility	HOA is in control of builder
Resolved-CPM provided and meets FNMA eligibility. - Due Diligence Vendor-06/07/2021
Ready for Review-6/7: Disagree. Control of HOA is not required to be turned over to the unit owners on Fannie Mae Type R Condo Projects. It would be required if a limited review had been performed, but a full review was completed. Subject property is an attached condo unit in a new project. One of the characteristics that define a new condo project is when HOA still in the developer's control. The project review method used for approval is based on the unit and project type. Attached condo units in a new or newly converted project require a Full Review (completed with or without using Condo Project Manager (CPM) or Fannie Mae Review through the standard Project Eligibility Review Service (PERS) process. A Full Review completed with Condo Project Manager (CPM) was the method used for approval of the subject. See attached Lender CPM approval with expiration date of 9/8/2021 to evidence the project/property meets Fannie Mae eligibility requirements.  - Seller-06/07/2021
Open-HOA is in control of builder - Due Diligence Vendor-06/01/2021
Open-HOA is in control of builder.  per the appraisal the condo development is a new complex which is under construction with no units that have closed escrow therefore the developer still owns 186 units. - Due Diligence Vendor-06/01/2021

Ready for Review-6/7: Disagree. Control of HOA is not required to be turned over to the unit owners on Fannie Mae Type R Condo Projects. It would be required if a limited review had been performed, but a full review was completed. Subject property is an attached condo unit in a new project. One of the characteristics that define a new condo project is when HOA still in the developer's control. The project review method used for approval is based on the unit and project type. Attached condo units in a new or newly converted project require a Full Review (completed with or without using Condo Project Manager (CPM) or Fannie Mae Review through the standard Project Eligibility Review Service (PERS) process. A Full Review completed with Condo Project Manager (CPM) was the method used for approval of the subject. See attached Lender CPM approval with expiration date of 9/8/2021 to evidence the project/property meets Fannie Mae eligibility requirements.  - Seller-06/07/2021

																								Resolved-CPM provided and meets FNMA eligibility. - Due Diligence Vendor-06/07/2021		XXX_XXX_CondoCertification.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$246,218.00	NV	Investment	Purchase	NA
494445626			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-06-01 15:45	2021-06-02 00:52	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.1) - Due Diligence Vendor-06/01/2021		Resolved-Desk review provided with a value of $XXXXXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$246,218.00	NV	Investment	Purchase	NA
494445609			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$187,500.00	TX	Investment	Purchase	NA
494445430			C	B	C	B	A	A	A	A	Closed	FCRE1186	2021-05-26 17:23	2021-06-02 14:48	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Bank statement provided showing XXX was paid off in full. - Due Diligence Vendor-06/02/2021
Ready for Review-Please see attached bank statement showing a payment in the amount of $4,738.98 for XXX. XXX Balance as of 12/20 (last active in the credit report) was $5,602. Considering that the borrower has no late payment, The balance would be as of February ($5,602- 882 = $4,720). Balance in addition to interest would equal the payment made in the amount of $4,738.98. - Seller-05/26/2021
Open-Audited DTI of 52.57% exceeds AUS DTI of 44.49%. XXX payment in the amount of $441 was excluded from DTI calculations at origination. Evidence of debt payoff was not provided.  - Due Diligence Vendor-05/24/2021
																							Ready for Review-Please see attached bank statement showing a payment in the amount of $4,738.98 for XXX. XXX Balance as of 12/20 (last active in the credit report) was $5,602. Considering that the borrower has no late payment, The balance would be as of February ($5,602- 882 = $4,720). Balance in addition to interest would equal the payment made in the amount of $4,738.98. - Seller-05/26/2021	Resolved-Bank statement provided showing XXX was paid off in full. - Due Diligence Vendor-06/02/2021		XXX - XXX - Bank Statement.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$268,800.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494445430			C	B	C	B	A	A	A	A	Closed	FCRE1159	2021-05-25 16:24	2021-05-30 06:47	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Acknowledged-Finding acknowledged. XXX has a Vendor XX and in the event of a gap in coverage any claims would have been covered during that 1 day window. - Due Diligence Vendor-05/30/2021 Ready for Review-XX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 03/XX/2021 to 03/xX/2021. - Seller-05/25/2021 Open-Hazard Insurance Effective Date of 03-XX-2021 is after the Note Date of 03-XX-2021 - Due Diligence Vendor-05/21/2021	Ready for Review-XXXr has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 03/XX/2021 to 03/XX/2021. - Seller-05/25/2021	Acknowledged-Finding acknowledged. XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. - Due Diligence Vendor-05/30/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$268,800.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494444842			C	A	C	A	A	A	A	A	Closed	FCRE1440	2021-06-04 20:40	2021-06-07 13:54	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-Final CD to verify primary housing expense provided. - Due Diligence Vendor-06/07/2021
Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-06/07/2021
Ready for Review-See attached Closing Disclosure from the refinance of the primary residence located at XXX  Total monthly payment (including taxes and insurance) is $2,340.08 and is less than the present housing expense of $2,400.08 used to qualify on the AUS findings. - Seller-06/04/2021
Open-Housing History Does Not Meet Guideline Requirements.  Need Closing Disclosure or mortgage statement for concurrent closing of primary residence to evidence payment.   - Due Diligence Vendor-05/28/2021
																							Ready for Review-See attached Closing Disclosure from the refinance of the primary residence located at XXX. Total monthly payment (including taxes and insurance) is $2,340.08 and is less than the present housing expense of $2,400.08 used to qualify on the AUS findings. - Seller-06/04/2021	Resolved-Final CD to verify primary housing expense provided. - Due Diligence Vendor-06/07/2021 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-06/07/2021		XXX_PrimaryResidencePayment.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$212,210.00	NV	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494444793			C	B	C	A	B	B	C	A	Closed	FCRE1440	2021-06-01 18:17	2021-06-02 17:21	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Provided as conditioned. - Due Diligence Vendor-06/02/2021 Ready for Review-Please see attached mortgage coupon showing a monthly payment (P+I) in the amount of $1,204.31 Annual Property Tax in the amount of $6,560.14 (monthly = 547) Annual HOI $862 (Monthly 71.83) PITI= $1,823 - Seller-06/01/2021 Open-Housing History Does Not Meet Guideline Requirements. Need proof of mortgage payment for primary residence concurrently closing. - Due Diligence Vendor-05/27/2021	Ready for Review-Please see attached mortgage coupon showing a monthly payment (P+I) in the amount of $1,204.31 Annual Property Tax in the amount of $6,560.14 (monthly = 547) Annual HOI $862 (Monthly 71.83) PITI= $1,823 - Seller-06/01/2021	Resolved-Provided as conditioned. - Due Diligence Vendor-06/02/2021		XXX - XXX - HOI Primary Residence.pdf XXX - XXX - Mortgage Coupon.pdf XXX - XXX - Property Tax.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$468,200.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494444793			C	B	C	A	B	B	C	A	Closed	FPRO5405	2021-05-26 19:44	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$468,200.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494444793			C	B	C	A	B	B	C	A	Closed	FCOM8844	2021-05-26 19:40	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Full compliance testing was completed and would validate that the loan would be GSE SH. - Due Diligence Vendor-05/26/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/26/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Full compliance testing was completed and would validate that the loan would be GSE SH. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$468,200.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494444776			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$289,500.00	OR	Investment	Purchase	NA
494444698			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-28 13:48	2021-05-31 15:05	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$248,500.00	NV	Investment	Refinance	Rate and Term
494444695			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-21 21:51	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/21/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$619,000.00	CA	Investment	Refinance	Cash Out - Other
494444645			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-01 16:42	2021-06-03 16:28	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX orXXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/01/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$373,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494444645			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-06-03 12:30	2021-06-03 16:28	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 37.93% exceeds AUS DTI of 37%  - Due Diligence Vendor-06/03/2021

Ready for Review-While it is agreed the net rental income on the Cambridge property should be $4,358.61, we disagree on the subject property cash flow. According to the appraisal, the subject property was purchased in May 2020. The 2020 Schedule E reflects 200 fair rental days. Therefore, the net cash flow calculation should be over 6.67 months, not 12, or $4,542.29. Total income is $12,722.15 (SE $3,821.25 + $4,358.61 + $4,542.29). Total debt: $4,990.74 (primary residence $4394.74 + credit report debt $596). The revised debt ratio of 39.23% is within the allowable tolerance of the $37% on the AUS; resubmission is not required. A net rental worksheet, Schedule E and summary page have been uploaded. - Seller-06/03/2021

Open-Discrepancy of borrower's income. Final 1003 reflects $10831.98 in positive net rental income versus calculated income of $4358.61 on non subject REO and $1532.23 for subject property. Transmittal reflects rental income of $4217.98 and "other income" of $6614 not listed on final 1003. - Due Diligence Vendor-06/01/2021

Open-Audited DTI of 50% exceeds AUS DTI of 37%  - Due Diligence Vendor-06/01/2021

Open-Discrepancy of borrower's income. Final 1003 reflects $10831.98 in positive net rental income versus calculated income of $4358.61 on non subject REO and $1532.23 for subject property. Transmittal reflects rental income of $4217.98 and "other income" of $6614 not listed on final 1003. - Due Diligence Vendor-06/01/2021

Open-Audited DTI of 50% exceeds AUS DTI of 37%. - Due Diligence Vendor-06/01/2021

Open-Audited DTI of 50% exceeds AUS DTI of 37%  - Due Diligence Vendor-06/01/2021

Ready for Review-While it is agreed the net rental income on the XXX property should be $4,358.61, we disagree on the subject property cash flow. According to the appraisal, the subject property was purchased in May 2020. The 2020 Schedule E reflects 200 fair rental days. Therefore, the net cash flow calculation should be over 6.67 months, not 12, or $4,542.29. Total income is $12,722.15 (SE $3,821.25 + $4,358.61 + $4,542.29). Total debt: $4,990.74 (primary residence $4394.74 + credit report debt $596). The revised debt ratio of 39.23% is within the allowable tolerance of the $37% on the AUS; resubmission is not required. A net rental worksheet, Schedule E and summary page have been uploaded. - Seller-06/03/2021

																								Resolved-Audited DTI of 37.93% exceeds AUS DTI of 37% - Due Diligence Vendor-06/03/2021		XXX_XXX_NetRentalIncome.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$373,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494444608			C	A	C	A	A	A	C	A	Closed	FCRE1491	2021-05-27 16:20	2021-06-02 13:30	Cured	3 - Material	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Cured-CD provided showing proceeds as required for asset fulfillment. - Due Diligence Vendor-06/02/2021 Ready for Review-See attached final CD from REO refi showing proceeds of 180k - Seller-05/27/2021 Open-Asset Qualification Does Not Meet Guideline Requirements. Missing Final CD documenting cash out refinance of other property to document sufficient funds to close. - Due Diligence Vendor-05/27/2021	Ready for Review-See attached final CD from REO refi showing proceeds of 180k - Seller-05/27/2021	Cured-CD provided showing proceeds as required for asset fulfillment. - Due Diligence Vendor-06/02/2021		XXX_CD.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$122,000.00	MS	Investment	Purchase	NA
494444608			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-05-27 00:32	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX orXXX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$122,000.00	MS	Investment	Purchase	NA
494444548			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-19 02:01	2021-06-04 13:25	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXXor XXX% variance. Finding resolved. - Due Diligence Vendor-06/04/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/19/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/04/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$100,000.00	IA	Investment	Purchase	NA
494444487			C	A	C	A	A	A	A	A	Closed	FCRE1440	2021-06-07 15:30	2021-06-07 15:55	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-06/07/2021
Ready for Review-Document were originally uploaded to the bulletin board for this loan, they are attached here again - Seller-06/07/2021
Open-Condition remains open as no documentation was provided to confirm wiht the comments of the breakdown. - Due Diligence Vendor-06/02/2021
Ready for Review-Rental Property located at XXX Agree with finding. Mortgage coupon shows a monthly payment including tax and insurance in the amount of $1173 in addition to $44 for HOA ( Total is $1,217) the net cash flow generated from rental property is $145.58 ( Please see attachment).
Primary Hosuing: Please see attached property tax statement showing annual property tax in the amount of $4,164 ( Monthly $345.5)
Although the insurance for the primary residence was not in the file, the monthly amount could be up to $127 using the qualifying primary residence housing payment of $2,273 ($1,581 P&I + $345 taxes + up to $127 insurance + $220 HOA)

Housing Payment $2,273+ negative subject net cash flow $1,121+ monthly debt $314.01 = Total monthly obligation $3,709
Base Income  $11,000 + Positive rental cash flow 145.58 = total income = $11,145.58
DTI = 33.285%. Calculated DTI is higher than AUS DTI by less than 3% and is still with tolerance range.  - Seller-06/01/2021
Open-Housing History Does Not Meet Guideline Requirements. Need documentation supporting PITI payment for retained rental property. Mortgage statement shows payment of $1173 but REO and rental calc appear to have used $1000.97. Need PITI breakdown for primary residence. HOA docs provided but no taxes or insurance docs. Mortgage statement shows payment of $1581 but PI qualified at $1890. - Due Diligence Vendor-05/30/2021

Open-Housing History Does Not Meet Guideline Requirements.  Need documentation supporting PITI payment for retained rental property.  Mortgage statement shows payment of $1173 but REO and rental calc appear to have used $1000.97.  Need PITI breakdown for primary residence.  HOA docs provided but no taxes or insurance docs.  Mortgage statement shows payment of $1581 but PI qualified at $1890.   - Due Diligence Vendor-05/27/2021

Ready for Review-Document were originally uploaded to the bulletin board for this loan, they are attached here again - Seller-06/07/2021
 Ready for Review-Rental Property located at XXX: Agree with finding. Mortgage coupon shows a monthly payment including tax and insurance in the amount of $1173 in addition to $44 for HOA ( Total is $1,217) the net cash flow generated from rental property is $145.58 ( Please see attachment).
Primary Hosuing: Please see attached property tax statement showing annual property tax in the amount of $4,164 ( Monthly $345.5)
Although the insurance for the primary residence was not in the file, the monthly amount could be up to $127 using the qualifying primary residence housing payment of $2,273 ($1,581 P&I + $345 taxes + up to $127 insurance + $220 HOA)

Housing Payment $2,273+ negative subject net cash flow $1,121+ monthly debt $314.01 = Total monthly obligation $3,709
Base Income  $11,000 + Positive rental cash flow 145.58 = total income = $11,145.58
DTI = 33.285%. Calculated DTI is higher than AUS DTI by less than 3% and is still with tolerance range.  - Seller-06/01/2021

																								Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-06/07/2021		XXX - XXX - Rental Income.pdf XXX - XXX - Property Taxes.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$212,500.00	CO	Investment	Purchase	NA
494444459			D	B	D	A	A	A	B	B	Closed	FCRE1191	2021-06-02 21:11	2021-06-03 12:40	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Resolved-Audited Reserves of 96142.58 are greater than or equal to AUS Required Reserves of 16416 - Due Diligence Vendor-06/03/2021
Ready for Review-6/2: Disagree. File contains three months business bank statements for three businesses that borrower has 100% ownership with combined account balances of $102,663.64 as of 2/26/2021. Bank statement for XXX. PC has account balance of $19,389.48 as of 2/26/2021. Bank statement for XXX has account balance of $40,756.11 as of 2/26/2021. Bank statement for XXX has account balance of $42,518.05 as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416 without having a detrimental impact on the businesses. Borrower is 100% owner of each of the businesses. - Seller-06/02/2021
Open-Audited Reserves of 0 are less than AUS Required Reserves of 16416.  Missing all asset accounts associated with DU.   - Due Diligence Vendor-05/31/2021
Open-Audited Reserves of 0 are less than AUS Required Reserves of 16416 - Due Diligence Vendor-05/31/2021

Ready for Review-6/2: Disagree. File contains three months business bank statements for three businesses that borrower has 100% ownership with combined account balances of $102,663.64 as of 2/26/2021. Bank statement for XXX. PC has account balance of $19,389.48 as of 2/26/2021. Bank statement for XXX has account balance of $40,756.11 as of 2/26/2021. Bank statement for XXX  has account balance of $42,518.05 as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416 without having a detrimental impact on the businesses. Borrower is 100% owner of each of the businesses. - Seller-06/02/2021

																								Resolved-Audited Reserves of 96142.58 are greater than or equal to AUS Required Reserves of 16416 - Due Diligence Vendor-06/03/2021		XXX_XXX_Assets_Reserves.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494444459			D	B	D	A	A	A	B	B	Closed	FCRE1472	2021-06-02 21:11	2021-06-03 12:40	Resolved	3 - Material	D	A	Credit	Missing Doc - Assets	Asset 6 Missing	Resolved-Asset 6 Provided Or Not Applicable - Due Diligence Vendor-06/03/2021 Ready for Review-6/2: Account #XXX is not needed for reserves as borrower has sufficient verified assets in three other accounts. File contains three months business bank statements for three businesses that borrower is 100% owner with combined account balances of $102,663.64 as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416. - Seller-06/02/2021 Open-Asset 6 Missing (#XXX). - Due Diligence Vendor-05/31/2021	Ready for Review-6/2: Account #XXX is not needed for reserves as borrower has sufficient verified assets in three other accounts. File contains three months business bank statements for three businesses that borrower is 100% owner with combined account balances of $102,663.64 as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416. - Seller-06/02/2021	Resolved-Asset 6 Provided Or Not Applicable - Due Diligence Vendor-06/03/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494444459			D	B	D	A	A	A	B	B	Closed	FCRE1467	2021-06-02 21:12	2021-06-03 12:40	Resolved	3 - Material	D	A	Credit	Missing Doc - Assets	Asset 1 Missing	Resolved-Asset 1 Provided - Due Diligence Vendor-06/03/2021 Ready for Review-6/2: Account #XXX is not needed for reserves as borrower has sufficient verified assets in three other accounts. File contains three months business bank statements for three businesses that borrower is 100% owner with combined account balances of $102,663.64 as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416. - Seller-06/02/2021 Open-Asset 1 Missing (#XXX). - Due Diligence Vendor-05/31/2021	Ready for Review-6/2: Account #XXX is not needed for reserves as borrower has sufficient verified assets in three other accounts. File contains three months business bank statements for three businesses that borrower is 100% owner with combined account balances of $102,663.64 as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416. - Seller-06/02/2021	Resolved-Asset 1 Provided - Due Diligence Vendor-06/03/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494444459			D	B	D	A	A	A	B	B	Closed	FCRE1469	2021-06-02 21:12	2021-06-03 12:40	Resolved	3 - Material	D	A	Credit	Missing Doc - Assets	Asset 3 Missing	Resolved-Asset 3 Provided Or Not Applicable - Due Diligence Vendor-06/03/2021 Ready for Review-6/2: Account #XXX is not needed for reserves as borrower has sufficient verified assets in three other accounts. File contains three months business bank statements for three businesses that borrower is 100% owner with combined account balances of $102,663.64 as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416. - Seller-06/02/2021 Open-Asset 3 Missing (#XXX). - Due Diligence Vendor-05/31/2021	Ready for Review-6/2: Account #XXX is not needed for reserves as borrower has sufficient verified assets in three other accounts. File contains three months business bank statements for three businesses that borrower is 100% owner with combined account balances of $102,663.64 as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416. - Seller-06/02/2021	Resolved-Asset 3 Provided Or Not Applicable - Due Diligence Vendor-06/03/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494444459			D	B	D	A	A	A	B	B	Closed	FCRE1471	2021-06-02 21:12	2021-06-03 12:40	Resolved	3 - Material	D	A	Credit	Missing Doc - Assets	Asset 5 Missing	Resolved-Asset 5 Provided Or Not Applicable - Due Diligence Vendor-06/03/2021 Ready for Review-6/2: Account #XXX is not needed for reserves as borrower has sufficient verified assets in three other accounts. File contains three months business bank statements for three businesses that borrower is 100% owner with combined account balances of $XXX as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416. - Seller-06/02/2021 Open-Asset 5 Missing (#XXX). - Due Diligence Vendor-05/31/2021	Ready for Review-6/2: Account #XXX is not needed for reserves as borrower has sufficient verified assets in three other accounts. File contains three months business bank statements for three businesses that borrower is 100% owner with combined account balances of $XXX as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416. - Seller-06/02/2021	Resolved-Asset 5 Provided Or Not Applicable - Due Diligence Vendor-06/03/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494444459			D	B	D	A	A	A	B	B	Closed	FCRE1468	2021-06-02 21:12	2021-06-03 12:40	Resolved	3 - Material	D	A	Credit	Missing Doc - Assets	Asset 2 Missing	Resolved-Asset 2 Provided Or Not Applicable - Due Diligence Vendor-06/03/2021 Ready for Review-6/2: Account #XXX is not needed for reserves as borrower has sufficient verified assets in three other accounts. File contains three months business bank statements for three businesses that borrower is 100% owner with combined account balances of $XXX as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416. - Seller-06/02/2021 Open-Asset 2 Missing (#XXX). - Due Diligence Vendor-05/31/2021	Ready for Review-6/2: Account #XXX is not needed for reserves as borrower has sufficient verified assets in three other accounts. File contains three months business bank statements for three businesses that borrower is 100% owner with combined account balances of $XXX as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416. - Seller-06/02/2021	Resolved-Asset 2 Provided Or Not Applicable - Due Diligence Vendor-06/03/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494444459			D	B	D	A	A	A	B	B	Closed	FCRE1470	2021-06-02 21:13	2021-06-03 12:40	Resolved	3 - Material	D	A	Credit	Missing Doc - Assets	Asset 4 Missing	Resolved-Asset 4 Provided Or Not Applicable - Due Diligence Vendor-06/03/2021 Ready for Review-6/2: Account #XXX is not needed for reserves as borrower has sufficient verified assets in three other accounts. File contains three months business bank statements for three businesses that borrower is 100% owner with combined account balances of $102,663.64 as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416. - Seller-06/02/2021 Open-Asset 4 Missing (#XXX). - Due Diligence Vendor-05/31/2021	Ready for Review-6/2: Account #XXX is not needed for reserves as borrower has sufficient verified assets in three other accounts. File contains three months business bank statements for three businesses that borrower is 100% owner with combined account balances of $102,663.64 as of 2/26/2021. The assets are more than adequate to meet AUS requirement for reserves of $16,416. - Seller-06/02/2021	Resolved-Asset 4 Provided Or Not Applicable - Due Diligence Vendor-06/03/2021		XXX_XXX_Assets_Reserves.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494444459			D	B	D	A	A	A	B	B	Closed	FPRO1498	2021-05-31 11:36	2021-06-01 00:49	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/01/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/31/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494444334			D	B	C	B	A	A	D	A	Closed	FCRE1159	2021-05-19 18:03	2021-05-30 04:25	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date
Acknowledged-Finding acknowledged. XXXr has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 03/XX/2021 to 03/XX/2021 - Due Diligence Vendor-05/20/2021
Ready for Review-XXXr has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 03/XX/2021 to 03/XX/2021 - Seller-05/19/2021
Open-Hazard Insurance Effective Date of 03-XX-2021 is after the Note Date of 03-XX-2021 - Due Diligence Vendor-05/18/2021
Open-Hazard Insurance Effective Date of 03-XX-2021 is after the Note Date of 03-XX-2021 - Due Diligence Vendor-05/18/2021
																							Ready for Review-XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 03/XX/2021 to 03/X/2021 - Seller-05/19/2021	Acknowledged-Finding acknowledged. XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 03/XX/2021 to 03/XX/2021 - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$258,750.00	UT	Investment	Purchase	NA
494444334			D	B	C	B	A	A	D	A	Closed	FPRO1244	2021-05-18 21:33	2021-05-30 04:23	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-05/18/2021		Resolved-Desk review provided with a value of $XXXor XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$258,750.00	UT	Investment	Purchase	NA
494444141			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-27 14:27	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$227,250.00	FL	Investment	Purchase	NA
494443941			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$323,000.00	CA	Investment	Refinance	Rate and Term
494443931			D	A	C	A	A	A	D	A	Closed	FCRE1186	2021-05-27 13:59	2021-06-02 13:41	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-MTG stmt provided showing property is escrowed. DU rerun to include the HOA fee and within tolerance. DU reflects 40.12% DTI. - Due Diligence Vendor-06/02/2021
Ready for Review-Please see attached payment coupons showing that taxes and insurance are included in payment.  It appears that property has HOA dues (see XXX printout, attached, page 5), I have attached a new DU run with the $48.58/mo HOA dues added in, although change in DTI is within tolerance. - Seller-05/27/2021
Open-Audited DTI of 46.46% exceeds AUS DTI of 38% . Primary housing expense = $1874 used to qualify. Audits primary housing expense = $2,586.98 - Due Diligence Vendor-05/25/2021
																							Ready for Review-Please see attached payment coupons showing that taxes and insurance are included in payment. It appears that property has HOA dues (see XXX printout, attached, page 5), I have attached a new DU run with the $48.58/mo HOA dues added in, although change in DTI is within tolerance. - Seller-05/27/2021	Resolved-MTG stmt provided showing property is escrowed. DU rerun to include the HOA fee and within tolerance. DU reflects 40.12% DTI. - Due Diligence Vendor-06/02/2021		XXX.pdf XXX pmt coupon.pdf Desktop Underwriter Findings, XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	AZ	Investment	Refinance	Cash Out - Other
494443931			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-05-25 02:41	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021 Open-Third party valuation report required. - Due Diligence Vendor-05/25/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	AZ	Investment	Refinance	Cash Out - Other
494443908			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$336,800.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494443900			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$114,750.00	IL	Investment	Refinance	Rate and Term
494443845			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-29 06:10	2021-06-02 00:45	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/29/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$690,000.00	NY	Investment	Refinance	Cash Out - Other
494443778			D	A	A	A	D	A	A	A	Closed	FCOM1544	2021-05-28 20:12	2021-06-02 16:29	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021 Ready for Review-Signed CD at closing - Seller-05/28/2021 Open-TRID: Missing Final Closing Disclosure, missing page 1 to Final CD executed on 3/19/2021 - Due Diligence Vendor-05/27/2021	Ready for Review-Signed CD at closing - Seller-05/28/2021	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021		XXX SIGNED CD2.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$61,600.00	AZ	Investment	Purchase	NA
494443622			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-25 02:46	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-05/25/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$348,000.00	IN	Investment	Purchase	NA
494443601			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-05-31 00:39	2021-06-02 14:55	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-MTG stmt provided showing property is escrowed. - Due Diligence Vendor-06/02/2021 Ready for Review-5/30: Attached from the file is the mortgage statement that confirms payment for taxes and insurance are escrowed and included in the payment. - Seller-05/31/2021 Open-Missing proof of taxes and insurance for the following REO property: 1- XXX - Due Diligence Vendor-05/30/2021 Open-Missing proof of taxes and insurance for the following REO property: 1- XXX - Due Diligence Vendor-05/25/2021	Ready for Review-5/30: Attached from the file is the mortgage statement that confirms payment for taxes and insurance are escrowed and included in the payment. - Seller-05/31/2021	Resolved-MTG stmt provided showing property is escrowed. - Due Diligence Vendor-06/02/2021		XXX_XXX_REO_Escrowed.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$464,090.00	MA	Investment	Refinance	Rate and Term
494443512			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$338,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494443357			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-05-27 19:59	2021-05-30 07:46	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-05/27/2021 Ready for Review-Insurance and replacement cost estimator - Seller-05/27/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) of $XXX. - Due Diligence Vendor-05/25/2021	Ready for Review-Insurance and replacement cost estimator - Seller-05/27/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-05/27/2021		XXX update.pdf XXX RCV.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$304,125.00	TX	Investment	Purchase	NA
494443344			C	A	C	A	A	A	A	A	Closed	FCRE1437	2021-05-27 17:07	2021-05-30 07:32	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-Payment letter for XXX received and matches qualification amount.  No further issues. - Due Diligence Vendor-05/29/2021
Ready for Review-See attached first payment letter showing monthly payment - Seller-05/27/2021
Open-Income and Employment Do Not Meet Guidelines. Missing mortgage statement for XXX, borrower refinanced one month prior to this transaction unable to determine current payment. - Due Diligence Vendor-05/26/2021
Open-Income and Employment Do Not Meet Guidelines. Missing mortgage statement for XXX, borrower refinanced one month prior to this transaction unable to determine current payment.  - Due Diligence Vendor-05/24/2021
																							Ready for Review-See attached first payment letter showing monthly payment - Seller-05/27/2021	Resolved-Payment letter for XXX received and matches qualification amount. No further issues. - Due Diligence Vendor-05/29/2021		XXX_1st payment letter.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$262,500.00	CA	Investment	Purchase	NA
494443034			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$217,500.00	NY	Investment	Purchase	NA
494442968			C	B	C	A	B	B	A	A	Closed	FCRE1168	2021-06-02 13:13	2021-06-02 17:50	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-DOcs provided reflect 120% increase in coverage and RCE shows coverage is adequate. - Due Diligence Vendor-06/02/2021
Ready for Review-6/2/2021 Disagree – Insurance attached shows coverage for loan amount with dwelling and other structures. The replacement cost is up to 120% and will cover the subject lien(s) - Seller-06/02/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-06/01/2021
																							Ready for Review-6/2/2021 Disagree – Insurance attached shows coverage for loan amount with dwelling and other structures. The replacement cost is up to 120% and will cover the subject lien(s) - Seller-06/02/2021	Resolved-DOcs provided reflect 120% increase in coverage and RCE shows coverage is adequate. - Due Diligence Vendor-06/02/2021		XXX - insurance.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$350,000.00	AZ	Investment	Refinance	Cash Out - Other
494442968			C	B	C	A	B	B	A	A	Closed	FCOM8844	2021-06-01 14:24	2021-06-01 14:28	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true - Due Diligence Vendor-06/01/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/01/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$350,000.00	AZ	Investment	Refinance	Cash Out - Other
494442829			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-25 19:01	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/25/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/25/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$180,000.00	AZ	Investment	Refinance	Cash Out - Other
494442828			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$190,460.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494442731			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$480,000.00	CA	Investment	Purchase	NA
494442720			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-05-18 17:52	2021-05-30 04:27	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/19/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full regulatory compliance testing was completed and no issues - Due Diligence Vendor-05/18/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/19/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	CA	Investment	Refinance	Cash Out - Other
494442720			D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-05-19 01:50	2021-05-30 04:27	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	CA	Investment	Refinance	Cash Out - Other
494442641			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-05-28 21:45	2021-06-02 13:03	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-AUS resubmitted and corrected showing higher DTI on DU approval as required - Due Diligence Vendor-06/02/2021
Ready for Review-Agree with finding: Reviewer corrected the rental income and submitted the loan to AUS. Please see attached AUS finding. - Due Diligence Vendor-05/30/2021
 Ready for Review-Agree with finding: Reviewer corrected the rental income and submitted the loan to AUS. Please see attached AUS finding. - Seller-05/28/2021
Open-Audited DTI of 44.37% exceeds AUS DTI of 39.85% Variance due to lender not including all components of housing expense in rental loss. - Due Diligence Vendor-05/24/2021
Open-Audited DTI of 40.26% exceeds AUS DTI of 39.85%  - Due Diligence Vendor-05/20/2021
																							Ready for Review-Agree with finding: Reviewer corrected the rental income and submitted the loan to AUS. Please see attached AUS finding. - Seller-05/28/2021	Resolved-AUS resubmitted and corrected showing higher DTI on DU approval as required - Due Diligence Vendor-06/02/2021		XXX_AUS.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Purchase	NA
494442641			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-05-20 18:48	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - Due Diligence Vendor-05/20/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Purchase	NA
494442565			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-21 12:38	2021-06-04 18:11	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/04/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/04/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$265,125.00	MO	Investment	Purchase	NA
494442554			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$174,000.00	TX	Investment	Purchase	NA
494441996			C	B	C	B	A	A	A	A	Closed	FCRE1186	2021-06-03 20:39	2021-06-04 12:26	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Acknowledged-Updated AUS provided with DTI of 45.72% - Due Diligence Vendor-06/04/2021
Resolved-Audited DTI of 45.66% is less than or equal to AUS DTI of 45.72%  - Due Diligence Vendor-06/04/2021
Ready for Review-Please see updated AUS findings, attached, with corrected net rental loss for both properties.  Thank you - Seller-06/03/2021
Open-Audited DTI of 45.66% exceeds AUS DTI of 44.03%.  Difference in DTI is less than 3% but crosses the threshold of 45%.  Difference is caused by HOA of $33.17 not being counted against retained investment property and the subject net rent was qualified at -$568 but was found to be -$793 based on rent schedule showing $3200 estimated rent.   - Due Diligence Vendor-05/26/2021
																							Ready for Review-Please see updated AUS findings, attached, with corrected net rental loss for both properties. Thank you - Seller-06/03/2021	Acknowledged-Updated AUS provided with DTI of 45.72% - Due Diligence Vendor-06/04/2021 Resolved-Audited DTI of 45.66% is less than or equal to AUS DTI of 45.72% - Due Diligence Vendor-06/04/2021		XXX AUS.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$455,000.00	CA	Investment	Purchase	NA
494441996			C	B	C	B	A	A	A	A	Closed	FCRE1159	2021-05-27 15:16	2021-05-30 06:42	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Acknowledged-Finding acknowledged. Flagstar has a Vendor Nat Gen and in the event of a gap in coverage any claims would have been covered during that 7 day window. - Due Diligence Vendor-05/30/2021 Ready for Review-XXX has a Vendor XX and in the event of a gap in coverage any claims would have been covered during that 7 day window. There are no claims reported for this period of time from 03/XX/2021 to 03/XX/2021 - Seller-05/27/2021 Open-Hazard Insurance Effective Date of 03-XX-2021 is after the Note Date of 03-XX-2021 - Due Diligence Vendor-05/26/2021	Ready for Review-XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 7 day window. There are no claims reported for this period of time from 03/XX/2021 to 03/XX/2021 - Seller-05/27/2021	Acknowledged-Finding acknowledged. XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 7 day window. - Due Diligence Vendor-05/30/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$455,000.00	CA	Investment	Purchase	NA
494441785			D	A	D	A	A	A	A	A	Closed	FCRE7756	2021-06-03 19:07	2021-06-03 19:23	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Missing credit report	Resolved-Credit Report is Provided - Due Diligence Vendor-06/03/2021 Ready for Review-Please see attached CR - Seller-06/03/2021 Open-Credit Report is Missing - Due Diligence Vendor-05/27/2021	Ready for Review-Please see attached CR - Seller-06/03/2021	Resolved-Credit Report is Provided - Due Diligence Vendor-06/03/2021		Credit Report for the XXX file.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$416,000.00	CA	Investment	Refinance	Rate and Term
494441781			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$302,000.00	CA	Investment	Refinance	Rate and Term
494441769			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-28 20:02	2021-05-31 15:39	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$352,500.00	WA	Investment	Refinance	Cash Out - Other
494441730			C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-05-29 21:15	2021-06-02 18:55	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.1) - Due Diligence Vendor-05/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$236,250.00	TX	Investment	Refinance	Cash Out - Other
494441730			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-05-29 21:11	2021-05-30 08:02	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/30/2021 Open-Loan would have been valid as GSE SH. - Due Diligence Vendor-05/30/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/29/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/30/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$236,250.00	TX	Investment	Refinance	Cash Out - Other
494441706			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$258,000.00	CO	Investment	Refinance	Rate and Term
494441189			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-05-17 19:03	2021-05-30 04:24	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds
Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/18/2021
Open-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/17/2021
Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not clearly disclosed how the cash in hand was to be utilized (consumer or business purposes). Home improvement use of funds not disclosed for which specific property - Due Diligence Vendor-05/17/2021
																								Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/18/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$420,000.00	OR	Investment	Refinance	Cash Out - Other
494441127			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-29 05:28	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Loan would be valid as GSE SH - Due Diligence Vendor-05/29/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/29/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Loan would be valid as GSE SH - Due Diligence Vendor-05/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$99,750.00	MO	Investment	Refinance	Cash Out - Other
494441126			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-17 21:14	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/17/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$104,750.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494441107			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$64,000.00	OH	Investment	Purchase	NA
494441094			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$315,000.00	ID	Investment	Refinance	Cash Out - Other
494441009			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-19 19:36	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/19/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$80,000.00	WI	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494440973			C	B	C	A	A	A	B	B	Closed	FCRE1440	2021-05-28 13:24	2021-06-02 13:07	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-Lease and payment history for 3 month provided. - Due Diligence Vendor-06/02/2021
Ready for Review-Please see attached 4 months payment history in addition to the lease agreement. AUS required a fully executed lease agreement in addition to 2 month of cancelled checks. - Due Diligence Vendor-05/30/2021

Ready for Review-
Please see attached 4 months payment history in addition to the lease agreement. AUS required a fully executed lease agreement in addition to 2 month of cancelled checks. - Seller-05/28/2021
Open-Missing VOR documenting borrower's rental history for prior 12 months. Lease agreement does not document rental history. Finding remains. - Due Diligence Vendor-05/22/2021
Ready for Review-Disagree: Please see attached lease agreement for the primary residence located at 3235 Heritage Trail that was located in the file. - Seller-05/21/2021
Open-Housing History Does Not Meet Guideline Requirements. No verification of rent in file. Borrower primary residence is Rental. AUS requires rental housing expense to be verified and documented. - Due Diligence Vendor-05/20/2021
Open-Housing History Does Not Meet Guideline Requirements - Due Diligence Vendor-05/19/2021
Open-Housing History Does Not Meet Guideline Requirements. No verification of rent in file. Borrower primary residence is Rental. AUS requires rental housing expense to be verified and documented.  - Due Diligence Vendor-05/18/2021
Open-Housing History Does Not Meet Guideline Requirements. Borrower rents primary residence. AUS requires verification and documentation of rental housing expense. Missing verification and documentation of rental housing expense.  - Due Diligence Vendor-05/18/2021
																							Ready for Review- Please see attached 4 months payment history in addition to the lease agreement. AUS required a fully executed lease agreement in addition to 2 month of cancelled checks. - Seller-05/28/2021 Ready for Review-Disagree: Please see attached lease agreement for the primary residence located at XXX that was located in the file. - Seller-05/21/2021	Resolved-Lease and payment history for 3 month provided. - Due Diligence Vendor-06/02/2021		XXX - Lease Agreement.pdf XXX - Payment History.pdf XXX - Lease Agreement.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$235,000.00	NV	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494440973			C	B	C	A	A	A	B	B	Closed	FCRE1456	2021-05-21 14:06	2021-05-30 06:01	Resolved	3 - Material	C	A	Credit	Assets	Asset 2 Less Than 2 Months Verified	Resolved-Two months asset history provided. - Due Diligence Vendor-05/22/2021 Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-05/22/2021 Ready for Review-Disagree with finding: 2 months statements were located in the file. Please see attached. - Seller-05/21/2021 Open-Asset 2 Less Than 2 Months Verified. 1 month Robinhood (-9211) statement provided, dated 1/1/2021 to 1/31/2021. AUS requires 2 months verification. - Due Diligence Vendor-05/18/2021	Ready for Review-Disagree with finding: 2 months statements were located in the file. Please see attached. - Seller-05/21/2021	Resolved-Two months asset history provided. - Due Diligence Vendor-05/30/2021 Resolved-Two months asset history provided. - Due Diligence Vendor-05/22/2021 Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-05/22/2021		XXX - XXX 2.pdf XXX - XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$235,000.00	NV	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494440973			C	B	C	A	A	A	B	B	Closed	FPRO1498	2021-05-18 19:19	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/18/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$235,000.00	NV	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494440948			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-05-26 20:25	2021-06-02 16:49	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-DTI is now within tolerance with grossed up SSi which offset the rents - Due Diligence Vendor-06/02/2021
Ready for Review-Agree with finding: UW used the full rental payment, however the UW used a social security income in the amount of $2,366 while the correct SSI is $2,580. Grossing up 25% of 15% of the SSI will result a social security income of $2,675 which is enough to offset the difference in the discrepancy of rental income.
Rental income using 100%  of 1007 = 2300-1821.92 = 478
Rental income using 75% of 1007 = 2300 x 0.75 - 1821.92 =  -97
Social security income would be increased by $309 = $2,675-2,366
Total income = $2675+ $4006 - 97 = $6584
Total Debt = 3106
Calculated DTI = 47.17%
Calculated DTI is still within acceptable tolerance range of 3%. - Seller-05/26/2021
Open-Audited DTI of 47.79% exceeds AUS DTI of 45.99% . Variance in rental income calculations. Audit used 75% of rental income on 1007. Lender used full value. - Due Diligence Vendor-05/25/2021

Ready for Review-Agree with finding: UW used the full rental payment, however the UW used a social security income in the amount of $2,366 while the correct SSI is $2,580. Grossing up 25% of 15% of the SSI will result a social security income of $2,675 which is enough to offset the difference in the discrepancy of rental income.
Rental income using 100%  of 1007 = 2300-1821.92 = 478
Rental income using 75% of 1007 = 2300 x 0.75 - 1821.92 =  -97
Social security income would be increased by $309 = $2,675-2,366
Total income = $2675+ $4006 - 97 = $6584
Total Debt = 3106
Calculated DTI = 47.17%
Calculated DTI is still within acceptable tolerance range of 3%. - Seller-05/26/2021

																								Resolved-DTI is now within tolerance with grossed up SSi which offset the rents - Due Diligence Vendor-06/02/2021		XXX - DU Tolerance.pdf XXX - SSI.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$244,388.00	PA	Investment	Purchase	NA
494440948			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-05-25 00:24	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3). Desk review pending. - Due Diligence Vendor-05/25/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$244,388.00	PA	Investment	Purchase	NA
494440922			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-05-27 17:35	2021-05-31 15:32	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$169,400.00	OH	Investment	Refinance	Cash Out - Other
494440922			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-05-27 16:06	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Cash out letter not provided by borrower. Full regulatory testing completed. Loan would be valid as GSE SH. - Due Diligence Vendor-05/29/2021 Open- - Due Diligence Vendor-05/27/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Cash out letter not provided by borrower. Full regulatory testing completed. Loan would be valid as GSE SH. - Due Diligence Vendor-05/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$169,400.00	OH	Investment	Refinance	Cash Out - Other
494440820			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$375,000.00	CA	Investment	Purchase	NA
494440781			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-28 21:49	2021-06-02 19:22	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX orXX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.3) - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$305,150.00	WA	Investment	Purchase	NA
494440760			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$284,000.00	WA	Investment	Purchase	NA
494440745			C	B	C	B	A	A	C	A	Closed	FCRE1186	2021-06-02 20:09	2021-06-03 15:48	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Acknowledged-Updated AUS ran with updated DTI of 43.97% versus review DTI of 43.12% - Due Diligence Vendor-06/08/2021
Ready for Review-6/2: Revised AUS Findings attached that include all credit report debt with an approve/eligible response retained through DU. Previous AUS submission omitted $121 monthly payment for JPMCB and $25 payment for XXX as borrower's XXX bank statement reflected payoff of balances reported on the credit report, with payment to Chase of $4,012.94 on 2/8 and payment to TJX of $179.46 on 1/28. Revised transmittal summary is also attached. - Seller-06/02/2021
Open-Audited DTI of 43.12% exceeds AUS DTI of 39.17%.  DU qualified loan with $194.28 in other debt.  Credit report shows debt of $336.   - Due Diligence Vendor-05/29/2021
																							Ready for Review-6/2: Revised AUS Findings attached that include all credit report debt with an approve/eligible response retained through DU. Previous AUS submission omitted $121 monthly payment for XXX and $25 payment for XXX as borrower's XXX bank statement reflected payoff of balances reported on the credit report, with payment to XXX of $4,012.94 on 2/8 and payment to XXX of $179.46 on 1/28. Revised transmittal summary is also attached. - Seller-06/02/2021	Acknowledged-Updated AUS ran with updated DTI of 43.97% versus review DTI of 43.12% - Due Diligence Vendor-06/08/2021		XXX_AUS_1008.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$76,000.00	IL	Investment	Purchase	NA
494440745			C	B	C	B	A	A	C	A	Closed	FPRO9939	2021-05-28 17:27	2021-06-03 15:41	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.2) - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$76,000.00	IL	Investment	Purchase	NA
494440738			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$820,000.00	CO	Investment	Refinance	Rate and Term
494440711			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Refinance	Cash Out - Other
494440452			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$162,000.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494440450			D	B	D	B	D	A	B	B	Closed	FCRE1186	2021-06-08 19:12	2021-06-08 19:27	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Acknowledged-Updated AUS provided with a recalculated DTI of 45.40% using audit rental amounts. Audited DTI of 45.59% within 1%. - Due Diligence Vendor-06/08/2021
Ready for Review-See attached AUS with DTI of 45 and negative rental of -88 - Seller-06/08/2021
Open-Lease used in calculation of rental loss. P&I payment of 1547.78 verified with XXX mortgage statement provided; statement is only P&I and does not include taxes of $229.93 and hazard insurance of $91.58; Total PITI is $1869.29. Lease payment of $2375 at 75% is $1781.25 for a loss of $88.04. - Due Diligence Vendor-05/30/2021
Ready for Review-See attached lease agreement for REO located at Towerbridge Rd. Net rental is based on lease agreement at 75%. Net rental based on lease meets qualifying amount of $234 - Seller-05/19/2021
Open-Audited DTI of 45.59% exceeds AUS DTI of 41.90%. Variance is the rental calculation on Towerbridge Road. review shows a loss of $-88, AUS shows positive rental income of $234. - Due Diligence Vendor-05/18/2021
																							Ready for Review-See attached AUS with DTI of 45 and negative rental of -88 - Seller-06/08/2021 Ready for Review-See attached lease agreement for REO located at XXX. Net rental is based on lease agreement at 75%. Net rental based on lease meets qualifying amount of $234 - Seller-05/19/2021	Acknowledged-Updated AUS provided with a recalculated DTI of 45.40% using audit rental amounts. Audited DTI of 45.59% within 1%. - Due Diligence Vendor-06/08/2021		XXX_XXX_Lease Agreement.pdf XXX_XXX_Corrected AUS.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$247,100.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494440450			D	B	D	B	D	A	B	B	Closed	FCRE8712	2021-06-08 19:13	2021-06-08 19:25	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Rent
Resolved-Verification of rent for borrower's primary residence provided. Finding resolved. - Due Diligence Vendor-06/08/2021

Ready for Review-See attached lease agreement along with copy of asset statement to show verification of lease paid - Seller-06/08/2021

Open-Borrower's primary subject is rented property, DU item 13 - The amount of the rental housing expense must be verified and documented. Acceptable documentation includes, but is not limited to one of the following: a direct one of the following: a direct verification from a management company or individual landlord, six months cancelled checks/equivalent payment source, six months bank statements reflecting a clear and consistent payment to an organization or individual, or a copy of a current fully executed lease agreement and two months cancelled checks/equivalent payments source. - Due Diligence Vendor-06/01/2021

Open-DU approval item 13 under credit and liabilities section indicates the amount of the rental housing expense must be verified and documented. Finding remains. - Due Diligence Vendor-05/21/2021

Ready for Review-Do not concur with finding, per FNMA guideline (attached) stating the borrower's rental housing must be verified unless the borrower does not otherwise have a mortgage history. Also, see attached current mortgage statement for mortgaged property. - Seller-05/19/2021

Open-Missing documentation of rental amount on primary residence. - Due Diligence Vendor-05/18/2021
																							Ready for Review-See attached lease agreement along with copy of asset statement to show verification of lease paid - Seller-06/08/2021 Ready for Review-Do not concur with finding, per FNMA guideline (attached) stating the borrower's rental housing must be verified unless the borrower does not otherwise have a mortgage history. Also, see attached current mortgage statement for mortgaged property. - Seller-05/19/2021	Resolved-Verification of rent for borrower's primary residence provided. Finding resolved. - Due Diligence Vendor-06/08/2021		XXX_XXX_Rental verification.pdf XXX_XXX_VOM.pdf XXX_XXX_Current Lease.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$247,100.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494440450			D	B	D	B	D	A	B	B	Closed	FCOM1233	2021-05-26 17:58	2021-06-01 19:32	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	The Final 1003 is Incomplete	Resolved-Page 2 provided. - Due Diligence Vendor-06/01/2021 Ready for Review-See attached pg 2 of 1003 - Seller-05/26/2021 Open-The Final 1003 is Incomplete, missing page 2. - Due Diligence Vendor-05/21/2021 Open-The Final 1003 is Incomplete. Missing Page 2 from final application. - Due Diligence Vendor-05/19/2021 Open-The Final 1003 is Incomplete - Due Diligence Vendor-05/18/2021 Open-Missing Page 2 from final application. - Due Diligence Vendor-05/17/2021 Open-The Final 1003 is Incomplete - Due Diligence Vendor-05/17/2021	Ready for Review-See attached pg 2 of 1003 - Seller-05/26/2021	Resolved-Page 2 provided. - Due Diligence Vendor-06/01/2021		XXX_XXX_1003 p2.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$247,100.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494440450			D	B	D	B	D	A	B	B	Closed	FPRO1498	2021-05-18 15:39	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/18/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$247,100.00	CO	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494440428			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$95,200.00	FL	Investment	Purchase	NA
494440427			C	B	A	A	C	B	C	A	Closed	finding-3752	2021-05-22 12:05	2021-05-30 05:50	Resolved	3 - Material	C	A	Compliance	ComplianceEase	TRID Disclosure Dates and Personal Delivery Validation Test
Resolved-Initial CD provided. - Due Diligence Vendor-05/30/2021

Resolved-Initial CD provided. - Due Diligence Vendor-05/22/2021

Ready for Review-ICD was found in the file under the Closing Disclosure header and signed prior to closing. - Seller-05/22/2021

Open-Missing Initial CD as required for Compliance Testing. - Due Diligence Vendor-05/20/2021

Open-This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct. - Due Diligence Vendor-05/19/2021
																							Ready for Review-ICD was found in the file under the Closing Disclosure header and signed prior to closing. - Seller-05/22/2021	Resolved-Initial CD provided. - Due Diligence Vendor-05/22/2021		XXX - Signed ICD.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$91,425.00	FL	Investment	Refinance	Cash Out - Other
494440427			C	B	A	A	C	B	C	A	Closed	FPRO5405	2021-05-20 16:58	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$91,425.00	FL	Investment	Refinance	Cash Out - Other
494440427			C	B	A	A	C	B	C	A	Closed	FCOM8844	2021-05-19 18:08	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/21/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/19/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$91,425.00	FL	Investment	Refinance	Cash Out - Other
494440425			B	B	A	A	B	B	A	A	Closed	FCOM7646	2021-05-25 12:30	2021-05-30 06:15	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Originator QM Status Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH. Evidence in the loan file results in Consumer Purp, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-05/25/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending. Loan submitted as business purpose cash out, however letter in file states debt consolidation. - Due Diligence Vendor-05/25/2021		Acknowledged-Originator QM Status Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH. Evidence in the loan file results in Consumer Purp, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"QM: GSE Temporary QM - SH"	$170,000.00	CO	Investment	Refinance	Cash Out - Other
494440423			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-25 00:09	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-05/25/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$172,500.00	CO	Investment	Refinance	Cash Out - Other
494440175			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-21 12:45	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/21/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	MA	Investment	Purchase	NA
494439989			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$92,500.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494439947			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-21 02:49	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/21/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$356,250.00	CA	Investment	Purchase	NA
494439897			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$279,000.00	UT	Investment	Refinance	Cash Out - Other
494439854			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$210,000.00	MA	Investment	Refinance	Rate and Term
494439785			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-25 22:26	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or -XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Pending Desk Review. - Due Diligence Vendor-05/25/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or -XXX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$192,000.00	CA	Investment	Refinance	Rate and Term
494439683			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$528,750.00	CA	Investment	Refinance	Cash Out - Other
494439647			D	A	D	A	A	A	A	A	Closed	FCRE2393	2021-06-03 16:16	2021-06-03 18:12	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing an established escrow impound account for taxes and insurance.	Resolved-Documentation acceptable. - Due Diligence Vendor-06/03/2021 Ready for Review-Please see attached documentation showing that the $1361.96 XXX payment on XXX includes taxes and insurance. - Seller-06/03/2021 Open-Provide documentation to confirm escrows are included with monthly payment for owner occupied property within the monthly XXX payments as noted on the credit report and 1003. Documentation showing this requirements was not provided. - Due Diligence Vendor-06/01/2021	Ready for Review-Please see attached documentation showing that the $1361.96 XXX payment on XXX includes taxes and insurance. - Seller-06/03/2021	Resolved-Documentation acceptable. - Due Diligence Vendor-06/03/2021		XXX escrows.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$139,900.00	CA	Investment	Purchase	NA
494439591			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-05-30 19:33	2021-06-01 15:04	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/30/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,500.00	WA	Investment	Refinance	Cash Out - Other
494439591			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-05-30 19:28	2021-05-31 01:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Loan would be valid as GSE SH. - Due Diligence Vendor-05/31/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/30/2021		Acknowledged-Loan would be valid as GSE SH. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,500.00	WA	Investment	Refinance	Cash Out - Other
494439590			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-05-27 22:15	2021-05-31 15:09	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	CA	Investment	Refinance	Cash Out - Other
494439590			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-05-25 17:56	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Full compliance testing conducted with LE’s and CD’s in file. No issues were found and loan would be eligible for GSE SH. - Due Diligence Vendor-05/27/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/27/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Full compliance testing conducted with LE’s and CD’s in file. No issues were found and loan would be eligible for GSE SH. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	CA	Investment	Refinance	Cash Out - Other
494439580			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-25 21:41	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.4) - Due Diligence Vendor-05/25/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$80,000.00	TX	Investment	Refinance	Rate and Term
494439495			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-27 14:39	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,000.00	MA	Investment	Refinance	Rate and Term
494439398			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-06-01 00:16	2021-06-01 15:28	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-Third party valuation required. - Due Diligence Vendor-06/01/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$375,000.00	CT	Investment	Purchase	NA
494439054			C	A	C	A	A	A	A	A	Closed	FCRE1191	2021-06-01 15:33	2021-06-02 17:41	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Resolved-Updated print out for XXX account provided showing higher balance than regular stmt in the file at the time of review. - Due Diligence Vendor-06/02/2021
Resolved-Audited Reserves of 12577.97 are greater than or equal to AUS Required Reserves of 11671.08 - Due Diligence Vendor-06/02/2021
Ready for Review-6/1: Disagree. LPA reserves requirement of $11,671.08 was met. File contains verified reserves of $12,456.91. Borrower had verified assets totaling $13,868.42, with $5,957.39 in XXX #XXX as of 3/16/2021 and $7,911.03 in XXX checking #XXX as of 3/24/2021. After subtracting funds required at closing of $1,411.51, borrower had $12,456.91 remaining for reserves, that does not include the funds in the XXX savings account from 2/28/2021. - Seller-06/01/2021
Open-Audited Reserves of 10247.84 are less than AUS Required Reserves of 11671.08 - Due Diligence Vendor-05/28/2021
																							Ready for Review-6/1: Disagree. XXX reserves requirement of $11,671.08 was met. File contains verified reserves of $12,456.91. Borrower had verified assets totaling $13,868.42, with $5,957.39 in XXX #XXX as of 3/16/2021 and $7,911.03 in XXX checking #XXX as of 3/24/2021. After subtracting funds required at closing of $1,411.51, borrower had $12,456.91 remaining for reserves, that does not include the funds in the XXX savings account from 2/28/2021. - Seller-06/01/2021	Resolved-Updated print out for Wesom account provided showing higher balance than regular stmt in the file at the time of review. - Due Diligence Vendor-06/02/2021 Resolved-Audited Reserves of 12577.97 are greater than or equal to AUS Required Reserves of 11671.08 - Due Diligence Vendor-06/02/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5 Years
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By Twenty (20) or More Points
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of XXX% Is Below the Guideline Maximum Of 85% By Ten Percent (10%) or More
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of 85% By Ten Percent (10%) Or More
																										XXX_Reserves.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,700.00	CA	Investment	Refinance	Rate and Term
494439053			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,700.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494438994			D	A	D	A	A	A	A	A	Closed	FCRE6019	2021-06-08 13:41	2021-06-08 13:49	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided	Resolved-Current permanent resident alien card provided. Finding resolved. - Due Diligence Vendor-06/08/2021 Ready for Review-See attached Permanent Resident document - Seller-06/08/2021 Open-Borrower 1 Citizenship Documentation Is Missing. Missing permanent resident documentation. - Due Diligence Vendor-05/25/2021	Ready for Review-See attached Permanent Resident document - Seller-06/08/2021	Resolved-Current permanent resident alien card provided. Finding resolved. - Due Diligence Vendor-06/08/2021		XXX_ID.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$143,300.00	UT	Investment	Refinance	Rate and Term
494438915			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-06-04 20:07	2021-06-07 14:15	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 48.25% exceeds AUS DTI of 48%  - Due Diligence Vendor-06/07/2021
Ready for Review-6/4: See attached Closing Disclosures from concurrent refinance transactions for the borrower's primary residence and four rental properties. The Closing Disclosures confirm the payments used for primary housing expense and in rental income calculations. The rental income was calculated using tax returns minus PITI payments except for the property at XXX. The lease method (75% of gross rent minus PITI) was used for the XXX. property as the property was acquired in July 2019 as documented in the file. Attached documentation supports calculations and DTI of 48%. - Seller-06/04/2021
Open-Audited DTI of 50.5% exceeds AUS DTI of 48% due to negative rental income of $-433.67 versus lender negative rental income of $-188 - Due Diligence Vendor-05/29/2021

Ready for Review-6/4: See attached Closing Disclosures from concurrent refinance transactions for the borrower's primary residence and four rental properties. The Closing Disclosures confirm the payments used for primary housing expense and in rental income calculations. The rental income was calculated using tax returns minus PITI payments except for the property at XXX The lease method (75% of gross rent minus PITI) was used for the XXX property as the property was acquired in July 2019 as documented in the file. Attached documentation supports calculations and DTI of 48%. - Seller-06/04/2021

																								Resolved-Audited DTI of 48.25% exceeds AUS DTI of 48% - Due Diligence Vendor-06/07/2021		XXX_DTI_Rentals.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$292,000.00	TX	Investment	Purchase	NA
494438877			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-30 20:42	2021-06-01 15:31	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX orXXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/30/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$525,000.00	MA	Investment	Refinance	Rate and Term
494438798			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-27 22:49	2021-05-31 16:09	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$648,000.00	CA	Investment	Refinance	Rate and Term
494438753			C	A	C	A	A	A	C	A	Closed	FCRE1176	2021-06-02 12:28	2021-06-02 13:01	Resolved	3 - Material	C	A	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	Resolved-Acknowledged - Due Diligence Vendor-06/02/2021 Ready for Review-XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 03/XX to 03/XX. - Seller-06/02/2021 Open-HO-6 Insurance Policy Effective Date of 03-XX-2021 is after the Note Date of 03-XX-2021 - Due Diligence Vendor-06/01/2021	Ready for Review-XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 03/XX to 03/XX. - Seller-06/02/2021	Resolved-Acknowledged - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$316,000.00	UT	Investment	Purchase	NA
494438753			C	A	C	A	A	A	C	A	Closed	FCRE1177	2021-06-02 12:29	2021-06-02 13:00	Resolved	3 - Material	C	A	Credit	Insurance	HO6 Insurance Policy Expiration Date is before the Note Date	Resolved-acknowledged - Due Diligence Vendor-06/02/2021 Ready for Review-Duplicate - XXX has a VendorXXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 03/XX to 03/XX. - Seller-06/02/2021 Open-HO-6 Insurance Policy Expiration Date of 03-XX-2020 is prior to the Note Date of 03-XX-2021 - Due Diligence Vendor-06/01/2021	Ready for Review-Duplicate - XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 03/XX to 03/XX. - Seller-06/02/2021	Resolved-acknowledged - Due Diligence Vendor-06/02/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$316,000.00	UT	Investment	Purchase	NA
494438753			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-06-01 16:03	2021-06-01 19:37	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-06/01/2021		Resolved-Desk review provided with a value of $XXX orXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$316,000.00	UT	Investment	Purchase	NA
494438725			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-27 03:08	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$169,109.00	FL	Investment	Purchase	NA
494438662			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$403,000.00	CA	Investment	Refinance	Rate and Term
494438653			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$248,000.00	CA	Investment	Refinance	Rate and Term
494438641			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$183,000.00	WA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494438595			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-29 02:36	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Open-Loan would be valid as GSE SH. - Due Diligence Vendor-05/29/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/29/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$100,000.00	PA	Investment	Refinance	Cash Out - Other
494438315			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$323,250.00	TX	Investment	Purchase	NA
494438174			D	B	A	A	D	B	C	A	Closed	FPRO9939	2021-05-28 03:20	2021-06-04 18:03	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/04/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/04/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$78,000.00	MO	Investment	Refinance	Cash Out - Other
494438174			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-05-24 02:51	2021-05-30 04:47	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Loan would be valid as GSE SH. - Due Diligence Vendor-05/29/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/24/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Loan would be valid as GSE SH. - Due Diligence Vendor-05/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$78,000.00	MO	Investment	Refinance	Cash Out - Other
494438162			D	B	D	A	B	B	C	A	Closed	FCRE1437	2021-05-26 14:46	2021-06-02 15:26	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-Agree with statement made and WVOE was provided at review - Due Diligence Vendor-06/02/2021 Ready for Review-Please see attached VOE and income worksheet. Borrower works on commission only. Per VOE provided, no bonus income was yet earned for the year at the time the VOE was filled out. - Seller-05/26/2021 Open-Income and Employment Do Not Meet Guidelines - AUS requires commission income to be documented for YTD and prior 2 years. Prior 2 years commission income was provided, however, YTD commission earnings were not provided. - Due Diligence Vendor-05/25/2021	Ready for Review-Please see attached VOE and income worksheet. Borrower works on commission only. Per VOE provided, no bonus income was yet earned for the year at the time the VOE was filled out. - Seller-05/26/2021	Resolved-Agree with statement made and WVOE was provided at review - Due Diligence Vendor-06/02/2021		XXX VOE.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$524,233.00	CO	Investment	Refinance	Cash Out - Other
494438162			D	B	D	A	B	B	C	A	Closed	FCRE7497	2021-05-26 13:43	2021-06-02 15:24	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021 Ready for Review-Please see attached, thank you - Seller-05/26/2021 Open-Missing verification of the Taxes and insurance for the property at XXX. - Due Diligence Vendor-05/22/2021	Ready for Review-Please see attached, thank you - Seller-05/26/2021	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021		taxes and ins.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$524,233.00	CO	Investment	Refinance	Cash Out - Other
494438162			D	B	D	A	B	B	C	A	Closed	FCRE1253	2021-05-25 18:52	2021-06-02 15:23	Resolved	3 - Material	C	A	Credit	Eligibility	Missing Property Tax Cert	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021 Ready for Review-Please see attached, thank you - Seller-05/25/2021 Open-Missing Property Tax Cert - Due Diligence Vendor-05/24/2021 Open-Missing Property Tax Cert. Missing the tax cert for the subject property. Use the taxes listed on the appraisal for the monthly tax payment. - Due Diligence Vendor-05/22/2021	Ready for Review-Please see attached, thank you - Seller-05/25/2021	Resolved-Provided as conditioned - Due Diligence Vendor-06/02/2021		XXX tax cert XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$524,233.00	CO	Investment	Refinance	Cash Out - Other
494438162			D	B	D	A	B	B	C	A	Closed	FPRO5405	2021-05-25 01:48	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/25/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$524,233.00	CO	Investment	Refinance	Cash Out - Other
494438162			D	B	D	A	B	B	C	A	Closed	FCOM8844	2021-05-22 15:22	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/25/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$524,233.00	CO	Investment	Refinance	Cash Out - Other
494437913			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-19 02:19	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk Review pending. - Due Diligence Vendor-05/19/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$258,750.00	ID	Investment	Purchase	NA
494437349			D	A	C	A	A	A	D	A	Closed	FCRE1440	2021-05-25 19:24	2021-06-02 16:15	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Docs provided showing concurrent purchase. - Due Diligence Vendor-06/02/2021 Ready for Review-Please see attached. XXX is attached to XXX, payment history not needed as this was a concurrent purchase - Seller-05/25/2021 Open-Housing History Does Not Meet Guideline Requirements. Missing pay history for XXX. - Due Diligence Vendor-05/25/2021	Ready for Review-Please see attached. XXX is attached to XXX, payment history not needed as this was a concurrent purchase - Seller-05/25/2021	Resolved-Docs provided showing concurrent purchase. - Due Diligence Vendor-06/02/2021		XXX 1st Pay Ltr_XXX.pdf XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$175,920.00	GA	Investment	Purchase	NA
494437349			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-05-25 02:38	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021 Open-Third party valuation report pending. - Due Diligence Vendor-05/25/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$175,920.00	GA	Investment	Purchase	NA
494437339			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-06-02 18:59	2021-06-07 12:08	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX orXX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/04/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$145,400.00	MN	Investment	Refinance	Rate and Term
494437339			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-06-02 16:06	2021-06-02 19:00	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Statement provided breaking down full PITIA payment. DTI 24.94% within tolerance. - Due Diligence Vendor-06/02/2021
Resolved-Audited DTI of 24.94% exceeds AUS DTI of 23%  - Due Diligence Vendor-06/02/2021
Ready for Review-6/2: Disagree. AUS DTI ratio of 23% was supported. The HOA dues for the property located at XXX were included in the $1,270.50 payment used for qualifying. Attached mortgage statement from the file confirms PITI payment of $978 included escrows for taxes and insurance plus $292.50 monthly HOA fee results in payment amount of $1,270.50. Total debts calculated to $3,935.81 based on primary housing payment of $1,118.23, subject PITIA of $1,034.06, Cohansey REO payment of $1,270.50, plus credit report debt of $513.02. The credit report debt is based on payment amounts reported on the credit report and using 0.5% of the balance to calculate payment on the two student loan debts with monthly payment amount of zero reported on the credit report as allowed per attached page of section 5401.2 of Freddie Mac Guidelines that states to use the monthly payment amount reported on the credit report and if the payment amount reported is zero to use 0.5% of the outstanding loan balance. - Seller-06/02/2021
Open-Audited DTI of 26.17% exceeds AUS DTI of 23%. Due to HOA dues for property located at XXX not included in DTI. - Due Diligence Vendor-05/30/2021

Open-Audited DTI of 26.17% exceeds AUS DTI of 23%. Due to HOA dues for property located at XXX not included in DTI. - Due Diligence Vendor-05/28/2021

Ready for Review-6/2: Disagree. AUS DTI ratio of 23% was supported. The HOA dues for the property located at XXX were included in the $1,270.50 payment used for qualifying. Attached mortgage statement from the file confirms PITI payment of $978 included escrows for taxes and insurance plus $292.50 monthly HOA fee results in payment amount of $1,270.50. Total debts calculated to $3,935.81 based on primary housing payment of $1,118.23, subject PITIA of $1,034.06, XXX REO payment of $1,270.50, plus credit report debt of $513.02. The credit report debt is based on payment amounts reported on the credit report and using 0.5% of the balance to calculate payment on the two student loan debts with monthly payment amount of zero reported on the credit report as allowed per attached page of section 5401.2 of Freddie Mac Guidelines that states to use the monthly payment amount reported on the credit report and if the payment amount reported is zero to use 0.5% of the outstanding loan balance. - Seller-06/02/2021

																								Resolved-Statement provided breaking down full PITIA payment. DTI 24.94% within tolerance. - Due Diligence Vendor-06/02/2021 Resolved-Audited DTI of 24.94% exceeds AUS DTI of 23% - Due Diligence Vendor-06/02/2021		XXX_Debts_REO.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$145,400.00	MN	Investment	Refinance	Rate and Term
494437272			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-20 23:52	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/20/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$600,000.00	CA	Investment	Refinance	Rate and Term
494437133			D	A	D	A	A	A	A	A	Closed	FCRE1316	2021-06-01 00:23	2021-06-02 14:51	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-VVOE sated 3/XX was provided - Due Diligence Vendor-06/02/2021 Ready for Review-Disagree. The file contains the attached VVOE for XXX dated 3/XX/21 which is within the required 10 business days of the 3/XX/21 Note date. - Seller-06/01/2021 Open-VVOE for borrower 1 within 10 day so of closing was not provided as required. - Due Diligence Vendor-05/27/2021	Ready for Review-Disagree. The file contains the attached VVOE for XXX dated 3/XX/21 which is within the required 10 business days of the 3/XX/21 Note date. - Seller-06/01/2021	Resolved-VVOE sated 3/XX was provided - Due Diligence Vendor-06/02/2021		XXX_VVOE.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$356,553.00	FL	Investment	Purchase	NA
494437105			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-22 19:14	2021-06-04 18:15	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/04/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/04/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$52,800.00	MO	Investment	Purchase	NA
494437105			C	A	A	A	A	A	C	A	Closed	FVAL2477	2021-05-28 16:43	2021-06-01 21:27	Resolved	3 - Material	C	A	Property	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Resolved-Appraisal provided. - Due Diligence Vendor-06/01/2021 Ready for Review-See attached appraisal with all signatures visible. - Seller-05/28/2021 Open-Appraisal provided shows all signatures blacked out. - Due Diligence Vendor-05/20/2021	Ready for Review-See attached appraisal with all signatures visible. - Seller-05/28/2021	Resolved-Appraisal provided. - Due Diligence Vendor-06/01/2021		XXX_Appraisal.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$52,800.00	MO	Investment	Purchase	NA
494437023			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$139,128.00	GA	Investment	Purchase	NA
494436990			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-01 14:29	2021-06-01 18:10	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/01/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/01/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$156,000.00	UT	Investment	Refinance	Cash Out - Other
494436883			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-25 00:21	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/25/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$405,000.00	FL	Investment	Purchase	NA
494436305			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-28 16:34	2021-05-31 15:42	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$446,250.00	TX	Investment	Purchase	NA
494436279			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$81,400.00	TX	Investment	Purchase	NA
494436185			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$268,800.00	AZ	Investment	Purchase	NA
494436067			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-26 02:31	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/26/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$278,000.00	RI	Investment	Refinance	Rate and Term
494435997			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-29 06:40	2021-05-31 15:16	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$252,000.00	CA	Investment	Refinance	Rate and Term
494435996			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Refinance	Rate and Term
494435995			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,000.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494435931			C	B	A	A	C	B	C	A	Closed	finding-651	2021-06-03 15:42	2021-06-03 17:38	Resolved	3 - Material	C	A	Compliance	Points & Fees	TILA Finance Charge Test
Resolved-PCCD and letter to borrower provided correcting name of fee to an non APR fee. - Due Diligence Vendor-06/03/2021
Ready for Review-1026.4(c)(7) The following fees in a transaction secured by real property or in a residential mortgage transaction, if the fees are bona fide and reasonable in amount:
(i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes.
(ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.
(iii) Notary and credit-report fees.
(iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.
(v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.
Official interpretation of 4(c)(7)
Real estate or residential mortgage transaction charges. The list of charges in § 1026.4(c)(7) applies both to residential mortgage transactions (which may include, for example, the purchase of a mobile home) and to other transactions secured by real estate. The fees are excluded from the finance charge even if the services for which the fees are imposed are performed by the creditor's employees rather than by a third party. In addition, the cost of verifying or confirming information connected to the item is also excluded. For example, credit-report fees cover not only the cost of the report but also the cost of verifying information in the report. In all cases, charges excluded under § 1026.4(c)(7) must be bona fide and reasonable.
 - Seller-06/03/2021
Open-Issue remains as the name change to title insurance binder does not resolve the finance charge as this is also to be included lender prepaid finance charges. - Due Diligence Vendor-06/02/2021
Ready for Review-Please review corrected CD and letter to borrower with fee name correction to Title Services fee to Title Insurance Binder. - Due Diligence Vendor-05/30/2021

Ready for Review-Please review corrected CD and letter to borrower with fee name correction to Title Services fee to Title Insurance Binder. - Seller-05/28/2021
Open-Loan fails TILA Finance charge test due to exclusion of $150 title services fee from lender's prepaid finance charges. See Mavent report in file - pg. 887, Lender fee sheet - p. 756 - Due Diligence Vendor-05/23/2021
Open-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $326,715.57. The disclosed finance charge of  $326,565.57 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-05/23/2021

Ready for Review-1026.4(c)(7) The following fees in a transaction secured by real property or in a residential mortgage transaction, if the fees are bona fide and reasonable in amount:
(i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes.
(ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.
(iii) Notary and credit-report fees.
(iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.
(v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.
Official interpretation of 4(c)(7)
Real estate or residential mortgage transaction charges. The list of charges in § 1026.4(c)(7) applies both to residential mortgage transactions (which may include, for example, the purchase of a mobile home) and to other transactions secured by real estate. The fees are excluded from the finance charge even if the services for which the fees are imposed are performed by the creditor's employees rather than by a third party. In addition, the cost of verifying or confirming information connected to the item is also excluded. For example, credit-report fees cover not only the cost of the report but also the cost of verifying information in the report. In all cases, charges excluded under § 1026.4(c)(7) must be bona fide and reasonable.
 - Seller-06/03/2021
 Ready for Review-Please review corrected CD and letter to borrower with fee name correction to Title Services fee to Title Insurance Binder. - Seller-05/28/2021

																								Resolved-PCCD and letter to borrower provided correcting name of fee to an non APR fee. - Due Diligence Vendor-06/03/2021		XXX ltr to brrwr.pdf XXX PCCD.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	SC	Investment	Refinance	Cash Out - Other
494435931			C	B	A	A	C	B	C	A	Closed	FPRO5405	2021-05-23 03:29	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/23/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	SC	Investment	Refinance	Cash Out - Other
494435931			C	B	A	A	C	B	C	A	Closed	FCOM8844	2021-05-23 03:15	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/26/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	SC	Investment	Refinance	Cash Out - Other
494435906			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-19 03:27	2021-05-30 04:34	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/19/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$170,000.00	TX	Investment	Purchase	NA
494435878			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-20 00:55	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/21/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/20/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$108,750.00	TX	Investment	Refinance	Cash Out - Other
494435845			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-19 19:11	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/30/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/19/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$246,300.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494435752			D	B	A	A	C	B	D	A	Closed	finding-3632	2021-06-03 13:09	2021-06-03 16:42	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-COCs provided to validate increase in fees. - Due Diligence Vendor-06/03/2021 Ready for Review-Change of Circumstance for the addition of the Transfer Taxes has been uploaded. - Seller-06/03/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-05/25/2021	Ready for Review-Change of Circumstance for the addition of the Transfer Taxes has been uploaded. - Seller-06/03/2021	Resolved-COCs provided to validate increase in fees. - Due Diligence Vendor-06/03/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$189,000.00	PA	Investment	Refinance	Cash Out - Other
494435752			D	B	A	A	C	B	D	A	Closed	finding-3631	2021-06-03 13:09	2021-06-03 16:42	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COCs provided to validate increase in fees. - Due Diligence Vendor-06/03/2021 Ready for Review-Change of Circumstance for the addition of the Transfer Taxes has been uploaded. - Seller-06/03/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-05/25/2021	Ready for Review-Change of Circumstance for the addition of the Transfer Taxes has been uploaded. - Seller-06/03/2021	Resolved-COCs provided to validate increase in fees. - Due Diligence Vendor-06/03/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$189,000.00	PA	Investment	Refinance	Cash Out - Other
494435752			D	B	A	A	C	B	D	A	Closed	finding-3634	2021-06-03 13:08	2021-06-03 16:42	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-COCs provided to validate increase in fees.  - Due Diligence Vendor-06/03/2021
Ready for Review-Change of Circumstance for the addition of the Transfer Taxes has been uploaded. - Seller-06/03/2021
Open-Transfer taxes or State Tax Stamps were added to the loan in the amount of $6250 without a valid change of circumstance. - Due Diligence Vendor-05/27/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $6,250.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-05/25/2021
																							Ready for Review-Change of Circumstance for the addition of the Transfer Taxes has been uploaded. - Seller-06/03/2021	Resolved-COCs provided to validate increase in fees. - Due Diligence Vendor-06/03/2021		XXX - Change of Circumstance.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$189,000.00	PA	Investment	Refinance	Cash Out - Other
494435752			D	B	A	A	C	B	D	A	Closed	FPRO1244	2021-05-28 05:21	2021-05-31 15:13	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$189,000.00	PA	Investment	Refinance	Cash Out - Other
494435752			D	B	A	A	C	B	D	A	Closed	FCOM8844	2021-05-27 23:16	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/28/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/27/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$189,000.00	PA	Investment	Refinance	Cash Out - Other
494435751			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$121,500.00	PA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494435616			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-19 21:44	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/30/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/19/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$159,986.00	NC	Investment	Refinance	Rate and Term
494435614			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-21 16:28	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/27/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/21/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$164,515.00	NC	Investment	Refinance	Rate and Term
494435536			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-05-21 17:25	2021-06-07 19:43	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-05/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$360,500.00	NJ	Investment	Refinance	Cash Out - Other
494435536			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-05-21 17:13	2021-05-30 04:48	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/24/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$360,500.00	NJ	Investment	Refinance	Cash Out - Other
494435484			D	B	C	A	D	B	A	A	Closed	FCOM8844	2021-05-18 01:06	2021-05-30 04:25	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/19/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/18/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/19/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$67,900.00	TN	Investment	Refinance	Cash Out - Other
494435484			D	B	C	A	D	B	A	A	Closed	FCRE1148	2021-05-20 16:38	2021-05-30 04:22	Resolved	3 - Material	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total
Resolved-Short Form Loan Policy provided with insurance amount of $XXX - Due Diligence Vendor-05/21/2021
Resolved-Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-05/21/2021
Ready for Review-Final Title Policy for loan number XXX - Seller-05/20/2021
Open-Title Coverage Amount of $52500 is Less than Total Amount of Subject Lien(s) $XXX - Due Diligence Vendor-05/18/2021
Open-Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien(s) Loan amount updated from initial request - no updated commitment in file - Due Diligence Vendor-05/17/2021
																							Ready for Review-Final Title Policy for loan number XXX - Seller-05/20/2021	Resolved-Short Form Loan Policy provided with insurance amount of $XXX - Due Diligence Vendor-05/21/2021 Resolved-Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-05/21/2021		XXX FTP.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$67,900.00	TN	Investment	Refinance	Cash Out - Other
494435384			D	B	D	A	A	A	B	B	Closed	FCRE1345	2021-06-07 14:43	2021-06-07 15:30	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing
Resolved-Documents provided to verify monthly housing expense and rental income. - Due Diligence Vendor-06/07/2021
Ready for Review-Please see attached closing disclosures showing monthly PITIA for refinanced property. Also please see attached rental income worksheet showing a total monthly rental income in the amount of $3,266.  DTI is 35%.
Calculated DTI is less than AUS DTI, as such the loan is not required to be re-submitted to AUS. - Seller-06/07/2021
Open-Per underwriting note on pg 296 indicates all investment properties being refinanced simultaneously. No evidence of updated PITIA for all properties impacted. - Due Diligence Vendor-05/21/2021
Ready for Review-Disagree with finding: The loan is underwritten under Fannie Mae Guidelines. As per AUS finding, the documentation required is either the borrower most recent federal income tax return or lease agreement. The file contains the most recent federal tax return, therefore the lease agreements are not required. - Seller-05/20/2021
Open- - Due Diligence Vendor-05/19/2021
Open- - Due Diligence Vendor-05/19/2021
Open- - Due Diligence Vendor-05/19/2021
Open-Borrower holds a 99% interest in a partnership where all properties listed on the final 1003- including subject- are held.  Per lender note, all are being refinanced to individual name out of this business, however proof of impact to rental income, as well as confirmation of new payment amounts were not provided.  Full verification of these details required as cannot fully calculate for qualifying without this information. - Due Diligence Vendor-05/17/2021

Ready for Review-Please see attached closing disclosures showing monthly PITIA for refinanced property. Also please see attached rental income worksheet showing a total monthly rental income in the amount of $3,266.  DTI is 35%.
Calculated DTI is less than AUS DTI, as such the loan is not required to be re-submitted to AUS. - Seller-06/07/2021

 Ready for Review-Disagree with finding: The loan is underwritten under Fannie Mae Guidelines. As per AUS finding, the documentation required is either the borrower most recent federal income tax return or lease agreement. The file contains the most recent federal tax return, therefore the lease agreements are not required. - Seller-05/20/2021

																								Resolved-Documents provided to verify monthly housing expense and rental income. - Due Diligence Vendor-06/07/2021		XXX - DU Tolerance.pdf XXX - XXX.pdf XXX - XXX - XXX Rental Income.pdf XXX - XXX - XXX.pdf XXX - XXX - XXX Rental Income.pdf XXX - XXX - XXX.pdf XXX - XXX - XXX Rental Income.pdf XXX - XXX - XXX Ave.pdf XXX - XXX - XXX Rental Income.pdf XXX - XXX - XXX Rental Income.pdf XXX - XXX - XXX.pdf XXX - XXX - XXX.pdf XXX - XXX - XXX Rental Income.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$254,540.00	UT	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494435384			D	B	D	A	A	A	B	B	Closed	FPRO1498	2021-05-18 13:58	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/18/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$254,540.00	UT	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494434965			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$75,000.00	TX	Investment	Purchase	NA
494434897			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$65,600.00	WI	Investment	Purchase	NA
494434729			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-26 22:33	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or -XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-05/26/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or -XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$404,250.00	CO	Investment	Refinance	Cash Out - Other
494434694			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$162,000.00	TX	Investment	Refinance	Rate and Term
494434659			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$507,779.00	HI	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494434340			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-19 17:13	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/19/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$172,000.00	GA	Investment	Refinance	Rate and Term
494433853			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-06-02 18:42	2021-06-02 19:38	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement cost estimate provided. - Due Diligence Vendor-06/02/2021
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX- Due Diligence Vendor-06/02/2021
Ready for Review-Replacement Cost Estimator has been received and uploaded. - Seller-06/02/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-05/26/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XX - Due Diligence Vendor-05/25/2021
																							Ready for Review-Replacement Cost Estimator has been received and uploaded. - Seller-06/02/2021	Resolved-Replacement cost estimate provided. - Due Diligence Vendor-06/02/2021 Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXXis less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-06/02/2021		XXX - Replacement Cost Estimator.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$450,000.00	CA	Investment	Refinance	Rate and Term
494433711			D	B	C	B	A	A	D	A	Closed	FCRE1186	2021-06-02 16:19	2021-06-03 14:09	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Acknowledged-Post close AUS ran with new DTI of 35.77% versus review DTI of 31.39% - Due Diligence Vendor-06/03/2021
Ready for Review-Please see updated AUS with higher DTI (appears underwriter accidentally input still higher DTI), still retained approve/eligible.  Please see mortgage statement for XXX, borrower is not on loan. - Seller-06/02/2021
Open-DTI is 31.39% and is required to be rerun. Cause for higher DTI than DU of 19.42%, is due to additional property for XXX noted on the 1003 and #XXX were not included to evidence negative rents while review used full PITI as required. - Due Diligence Vendor-05/26/2021
Open-DTI is 31.39% and is required to be rerun. Cause for higher DTI than DU of 19.42%, is due to additional property for XXX noted on the 1003 and XXX were not included to evidence negative rents while review used full PITI as required. Provide corrected DU and 1008 to match. - Due Diligence Vendor-05/25/2021
																							Ready for Review-Please see updated AUS with higher DTI (appears underwriter accidentally input still higher DTI), still retained approve/eligible. Please see mortgage statement for XXX, borrower is not on loan. - Seller-06/02/2021	Acknowledged-Post close AUS ran with new DTI of 35.77% versus review DTI of 31.39% - Due Diligence Vendor-06/03/2021		XXX 1003.pdf XXX AUS.pdf XXX 1008.pdf XXX mtg stmt.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,000.00	AZ	Investment	Purchase	NA
494433711			D	B	C	B	A	A	D	A	Closed	FPRO1244	2021-05-26 02:57	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/26/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,000.00	AZ	Investment	Purchase	NA
494433510			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-28 22:42	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds
Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021
 Acknowledged-Loan would be valid as GSE SH. - Due Diligence Vendor-05/29/2021
Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but the borrower's cash out letter was not specific in disclosing which property would benefit from use of the cash in hand funds(consumer or business purposes).
Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/28/2021
																								Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Loan would be valid as GSE SH. - Due Diligence Vendor-05/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$61,600.00	AL	Investment	Refinance	Cash Out - Other
494432963			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-29 19:03	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/30/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/29/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/30/2021 Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/30/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$105,800.00	NC	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494432887			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-27 23:16	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.8) - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,000.00	CA	Investment	Purchase	NA
494432010			D	A	C	A	A	A	D	A	Closed	FCRE1455	2021-06-02 19:41	2021-06-02 20:18	Resolved	3 - Material	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-Three months statements provided. - Due Diligence Vendor-06/02/2021 Ready for Review-6/2: Three months consecutive bank statements are attached with balance of $6,409.43 as of 2/26/2021, with balance matching available assets per DU Findings and sufficient to meet reserves requirement. - Seller-06/02/2021 Open-Asset 1 Less Than 2 Months Verified. Missing second consecutive month of asset statement. - Due Diligence Vendor-05/28/2021 Open-Asset 1 Less Than 2 Months Verified - Due Diligence Vendor-05/28/2021	Ready for Review-6/2: Three months consecutive bank statements are attached with balance of $6,409.43 as of 2/26/2021, with balance matching available assets per DU Findings and sufficient to meet reserves requirement. - Seller-06/02/2021	Resolved-Three months statements provided. - Due Diligence Vendor-06/02/2021		XXX_Assets.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$184,200.00	UT	Investment	Refinance	Cash Out - Other
494432010			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-05-28 03:34	2021-05-31 15:35	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$184,200.00	UT	Investment	Refinance	Cash Out - Other
494431956			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-22 15:28	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-05/22/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$110,400.00	OH	Investment	Purchase	NA
494431863			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$236,250.00	UT	Investment	Purchase	NA
494431795			D	A	C	A	A	A	D	A	Closed	FCRE1186	2021-06-03 17:33	2021-06-03 19:37	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 44.85% is less than or equal to AUS DTI of 45.63%  - Due Diligence Vendor-06/03/2021
Ready for Review-Please see attached closing disclosure for property located at XXX showing a monthly payment of $2,288. - Seller-06/03/2021
Open-Updated DTI 48.02% once depreciation added back in. Variance of DTI due to property located at 4055 N Springfield. AUS included $2276.25 versus Credit Report payment listed of $2566. No evidence in file of concurrent refinance to support payment of $2276.25 - Due Diligence Vendor-06/02/2021
Open-Audited DTI of 48.02% exceeds AUS DTI of 45.63%  - Due Diligence Vendor-06/02/2021
Ready for Review-Disagree with finding: Auditor did not add back the depreciation in the amount of $9,348 to rental calculation. The result of adding the depreciation back will result a rental income in the amount of $1,559. - Due Diligence Vendor-05/30/2021
Ready for Review-Disagree with finding: Auditor did not add back the depreciation in the amount of $9,348 to rental calculation. The result of adding the depreciation back will result a rental income in the amount of $1,559. - Seller-05/28/2021
Open-The calculated DTI is 55.23%, the DU DTI is 45.63%.  The difference is due to the rental income for the subject property, The lender used $1,416.83.  The calculated rental income is $780.16. - Due Diligence Vendor-05/25/2021
																							Ready for Review-Please see attached closing disclosure for property located at XXX showing a monthly payment of $2,288. - Seller-06/03/2021 Ready for Review-Disagree with finding: Auditor did not add back the depreciation in the amount of $9,348 to rental calculation. The result of adding the depreciation back will result a rental income in the amount of $1,559. - Seller-05/28/2021	Resolved-Audited DTI of 44.85% is less than or equal to AUS DTI of 45.63% - Due Diligence Vendor-06/03/2021		XXX CD.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$437,450.00	IL	Investment	Refinance	Cash Out - Debt Consolidation
494431795			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-05-27 03:25	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$437,450.00	IL	Investment	Refinance	Cash Out - Debt Consolidation
494431733			D	A	A	A	D	A	A	A	Closed	FCOM1231	2021-06-04 20:30	2021-06-05 03:07	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Initial 1003 is Missing	Resolved-Initial 1003 provided. - Due Diligence Vendor-06/05/2021 Ready for Review-The initial 1003 has been uploaded. - Seller-06/04/2021 Open-The Initial 1003 is Missing - Due Diligence Vendor-05/27/2021	Ready for Review-The initial 1003 has been uploaded. - Seller-06/04/2021	Resolved-Initial 1003 provided. - Due Diligence Vendor-06/05/2021		XXX_1003.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$62,400.00	MO	Investment	Purchase	NA
494431676			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$244,000.00	CO	Investment	Purchase	NA
494431674			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	TX	Investment	Purchase	NA
494431457			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$222,640.00	PA	Investment	Purchase	NA
494431447			D	B	D	A	B	B	A	A	Closed	FCRE7497	2021-05-30 23:34	2021-06-02 15:06	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-MTG stmts provided showing property is escrowed. - Due Diligence Vendor-06/02/2021 Ready for Review-5/30: Attached from the file are the mortgage statements for the two properties confirming mortgage payments include escrows for taxes and insurance. - Seller-05/30/2021 Open-Missing verification for Taxes and insurance for the following properties: 1- XXX 2- XXX - Due Diligence Vendor-05/26/2021	Ready for Review-5/30: Attached from the file are the mortgage statements for the two properties confirming mortgage payments include escrows for taxes and insurance. - Seller-05/30/2021	Resolved-MTG stmts provided showing property is escrowed. - Due Diligence Vendor-06/02/2021		XXX_REO_Escrowed.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$100,000.00	TX	Investment	Refinance	Cash Out - Other
494431447			D	B	D	A	B	B	A	A	Closed	FCRE1764	2021-05-30 23:37	2021-06-02 13:16	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Documentation provided showing XX in addition to XX as required. - Due Diligence Vendor-06/02/2021 Ready for Review-5/30: The REO properties at XXX are both owned free and clear. See attached HOI policies to support no mortgagees. Verification of HOI and tax payment on both properties attached from the file. - Seller-05/30/2021 Open-Missing verification of mortgage for the following REOs: 1- XXX 2- XXX - Due Diligence Vendor-05/26/2021	Ready for Review-5/30: The REO properties at XXX. and XXX. are both owned free and clear. See attached HOI policies to support no mortgagees. Verification of HOI and tax payment on both properties attached from the file. - Seller-05/30/2021	Resolved-Documentation provided showing XX in addition to XXX as required. - Due Diligence Vendor-06/02/2021		XXX_REO_FreeClear.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$100,000.00	TX	Investment	Refinance	Cash Out - Other
494431447			D	B	D	A	B	B	A	A	Closed	FCOM8844	2021-05-28 15:52	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds
Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021
 Acknowledged-Loan would be eligible as GSE SH. - Due Diligence Vendor-05/29/2021
Open-CD shows that all cash out is going directly to borrower but it was not specifically disclosed how the cash in hand was to be utilized (consumer or business purposes). Letter in file stated cash-out funds to be used for home remodeling/ repairs, however, did not designate  which property funds would be used to remodel/repair. Full compliance testing completed successfully -with LE’s and CD’s in file. - Due Diligence Vendor-05/28/2021
																								Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Loan would be eligible as GSE SH. - Due Diligence Vendor-05/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$100,000.00	TX	Investment	Refinance	Cash Out - Other
494431403			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$215,000.00	NC	Investment	Purchase	NA
494430964			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-05-20 02:37	2021-06-08 12:10	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/08/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-Third party valuation required. - Due Diligence Vendor-05/20/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/08/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$435,000.00	NJ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430964			D	A	D	A	A	A	D	A	Closed	FCRE7497	2021-05-20 21:05	2021-05-30 04:50	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-CD with PITI provided. - Due Diligence Vendor-05/21/2021 Ready for Review-Disagree with finding: The file contains the closing disclosure of the property located at XXX. Please see attached. - Seller-05/20/2021 Open-Missing documentation to support the PITI for the property located at XXX. - Due Diligence Vendor-05/17/2021	Ready for Review-Disagree with finding: The file contains the closing disclosure of the property located at XXX. Please see attached. - Seller-05/20/2021	Resolved-CD with PITI provided. - Due Diligence Vendor-05/21/2021		XXX - CD XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$435,000.00	NJ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430922			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-18 17:33	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/18/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$75,400.00	IN	Investment	Refinance	Rate and Term
494430849			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$270,000.00	CA	Investment	Refinance	Cash Out - Other
494430805			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$371,250.00	CA	Investment	Refinance	Rate and Term
494430753			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-05-26 23:30	2021-06-08 13:10	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$176,250.00	OH	Investment	Refinance	Cash Out - Other
494430753			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-05-30 22:46	2021-06-02 15:08	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-MTG stmt provided showing property is escrowed. - Due Diligence Vendor-06/02/2021
Ready for Review-5/30: See attached copy of borrower's XXX account statement that confirms the $1,453 primary housing payment includes escrows. Breakdown of payment for mortgage ending in #XXX is at the bottom of page two of statement (Principal $378.31 + Interest $378.31 + Escrows $604.70). Copy of the mortgage for the primary residence at XXX is attached, showing mortgage opened 5/2020 with loan amount of $207,900, matching the mortgage on credit report for account ending in #XXX. - Seller-05/30/2021
Open-Missing verification of taxes or evidence the taxes are escrowed for the property located at XXX. - Due Diligence Vendor-05/26/2021
																							Ready for Review-5/30: See attached copy of borrower's XXX account statement that confirms the $1,453 primary housing payment includes escrows. Breakdown of payment for mortgage ending in #XXX is at the bottom of page two of statement (Principal $378.31 + Interest $378.31 + Escrows $604.70). Copy of the mortgage for the primary residence at XXX is attached, showing mortgage opened 5/2020 with loan amount of $207,900, matching the mortgage on credit report for account ending in #XXX. - Seller-05/30/2021	Resolved-MTG stmt provided showing property is escrowed. - Due Diligence Vendor-06/02/2021		image.png XXX_PrimaryPITI.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$176,250.00	OH	Investment	Refinance	Cash Out - Other
494430607			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$130,000.00	TX	Investment	Purchase	NA
494430539			C	A	C	A	A	A	A	A	Closed	FCRE1440	2021-06-07 18:54	2021-06-07 20:27	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-Housing History Does Not Meet Guideline Requirements - Due Diligence Vendor-06/07/2021

Ready for Review-Please see attached first payment letter along with documentation of taxes, ins and HOA - please note that taxes and insurance are included in new mortgage payment of $2964.11.  Note that this was a recent refinance - credit supplement attached shows payment history for loan being paid off. - Seller-06/07/2021

Open-Housing History Does Not Meet Guideline Requirements. Need new mortgage statement or CD/settlement statement for primary residence to show new payment. - Due Diligence Vendor-06/04/2021
																							0	Resolved-Housing History Does Not Meet Guideline Requirements - Due Diligence Vendor-06/07/2021		credit supp.pdf reo docs.pdf XXX First Pmt Letter.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$124,950.00	TX	Investment	Refinance	Cash Out - Other
494430462			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-20 18:49	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/26/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/26/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$145,000.00	CO	Investment	Refinance	Cash Out - Other
494430459			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-05-26 21:20	2021-06-07 19:46	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - Due Diligence Vendor-05/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,937.00	NJ	Investment	Purchase	NA
494430459			D	A	D	A	A	A	C	A	Closed	FCRE1764	2021-06-02 20:04	2021-06-02 20:37	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Property previously free and clear. - Due Diligence Vendor-06/02/2021 Ready for Review-See attached Note and CD from the recent refinance of XXX which documents the terms of the mortgage. Please note that there was no payoff, which supports the property was previously free and clear. - Seller-06/02/2021 Open-Missing mortgage statement for the following rental property: 1- XXX - Due Diligence Vendor-05/24/2021	Ready for Review-See attached Note and CD from the recent refinance of XXX which documents the terms of the mortgage. Please note that there was no payoff, which supports the property was previously free and clear. - Seller-06/02/2021	Resolved-Property previously free and clear. - Due Diligence Vendor-06/02/2021		XXX_XXX_St.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,937.00	NJ	Investment	Purchase	NA
494430459			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-05-27 18:30	2021-06-02 15:22	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-MTG stmts provided evidencing MTG's are escrowed - Due Diligence Vendor-06/02/2021 Ready for Review-See attached PITIA docs for REO located at XXX - Seller-05/27/2021 Open-Missing verification of taxes and insurance for the following properties: 1- XXX 2- XXX 3- XXX - Due Diligence Vendor-05/24/2021	Ready for Review-See attached PITIA docs for REO located at XXX & XXX - Seller-05/27/2021	Resolved-MTG stmts provided evidencing MTG's are escrowed - Due Diligence Vendor-06/02/2021		XXX_PITI XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,937.00	NJ	Investment	Purchase	NA
494430392			C	A	C	A	A	A	A	A	Closed	FCRE1437	2021-06-04 19:45	2021-06-07 13:45	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-Documentation provided for all missing sources of rental income. - Due Diligence Vendor-06/07/2021
Ready for Review-6/4: See attached CD confirming primary housing expense for XXX. Mortgage statements attached for three of the properties in question to verify payments include escrows for taxes and insurance. The four other properties questioned were owned free and clear as stated on loan application and supported by tax returns showing no mortgage interest expense and FraudGuard report showing no loan/lender information. Attachment includes verification of taxes for free/clear properties and HOA dues for the condo units referenced. - Seller-06/04/2021
Open-In addition, missing borrower's primary housing expenses. - Due Diligence Vendor-05/28/2021
Open-Income and Employment Do Not Meet Guidelines - Due Diligence Vendor-05/28/2021
Open-Income and Employment Do Not Meet Guidelines. Unable to verify rental income due to missing housing expenses for the following properties: XXX. Some properties are free and clear, however, no confirmation on those properties.  - Due Diligence Vendor-05/28/2021
																							Ready for Review-6/4: See attached CD confirming primary housing expense for XXX. Mortgage statements attached for three of the properties in question to verify payments include escrows for taxes and insurance. The four other properties questioned were owned free and clear as stated on loan application and supported by tax returns showing no mortgage interest expense and XXX report showing no loan/lender information. Attachment includes verification of taxes for free/clear properties and HOA dues for the condo units referenced. - Seller-06/04/2021	Resolved-Documentation provided for all missing sources of rental income. - Due Diligence Vendor-06/07/2021		XXX_REOdocs.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$141,000.00	NC	Investment	Refinance	Cash Out - Other
494430391			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-22 19:48	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-05/22/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$148,000.00	AZ	Investment	Purchase	NA
494430187			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-20 15:46	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.02) - Due Diligence Vendor-05/20/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$136,500.00	IN	Investment	Refinance	Cash Out - Other
494430182			C	B	C	A	A	A	B	B	Closed	FCRE1189	2021-05-20 19:35	2021-05-30 06:19	Resolved	3 - Material	C	A	Credit	Eligibility	Audited HCLTV Exceeds AUS HCLTV	Resolved-Correct DU approval provided with LTV/CLTV/HCLTV of 51% - Due Diligence Vendor-05/21/2021 Resolved-Audited HCLTV of 50.19% is less than or equal to AUS HCLTV of 51% - Due Diligence Vendor-05/21/2021 Ready for Review-Please see attached AUS that was run with correct loan amount/LTV. Thank you - Seller-05/20/2021 Open-Audited HCLTV of 50.19% exceeds AUS HCLTV of 50%. Audited CLTV of 50.19% exceeds AUS CLTV of 50%. AUS has loan amount of $XXX instead of Note loan amount of $XXX. - Due Diligence Vendor-05/19/2021	Ready for Review-Please see attached AUS that was run with correct loan amount/LTV. Thank you - Seller-05/20/2021	Resolved-Correct DU approval provided with LTV/CLTV/HCLTV of 51% - Due Diligence Vendor-05/21/2021 Resolved-Audited HCLTV of 50.19% is less than or equal to AUS HCLTV of 51% - Due Diligence Vendor-05/21/2021		XXX run 5.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,877.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430182			C	B	C	A	A	A	B	B	Closed	FCRE1188	2021-05-20 19:37	2021-05-30 06:19	Resolved	3 - Material	C	A	Credit	Eligibility	Audited CLTV Exceeds AUS CLTV	Resolved-Correct DU approval provided with LTV/CLTV/HCLTV of 51% - Due Diligence Vendor-05/21/2021 Resolved-Audited CLTV of 50.19% is less than or equal to AUS CLTV of 51% - Due Diligence Vendor-05/21/2021 Ready for Review-Please see attached AUS that was run with correct loan amount/LTV. Thank you - Seller-05/20/2021 Open-Audited CLTV of 50.19% exceeds AUS CLTV of 50%. AUS has loan amount of $XXXinstead of Note loan amount of $XXX. - Due Diligence Vendor-05/19/2021	Ready for Review-Please see attached AUS that was run with correct loan amount/LTV. Thank you - Seller-05/20/2021	Resolved-Correct DU approval provided with LTV/CLTV/HCLTV of 51% - Due Diligence Vendor-05/21/2021 Resolved-Audited CLTV of 50.19% is less than or equal to AUS CLTV of 51% - Due Diligence Vendor-05/21/2021		XXX run 5.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,877.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430182			C	B	C	A	A	A	B	B	Closed	FCRE1187	2021-05-20 19:35	2021-05-30 06:19	Resolved	3 - Material	C	A	Credit	Eligibility	Audited LTV Exceeds AUS LTV	Resolved-Correct DU approval provided with LTV/CLTV/HCLTV of 51% - Due Diligence Vendor-05/21/2021 Resolved-Audited LTV of 50.19% is less than or equal to AUS CLTV of 51% - Due Diligence Vendor-05/21/2021 Ready for Review-Please see attached AUS that was run with correct loan amount/LTV. Thank you - Seller-05/20/2021 Open-Audited LTV of 50.19% exceeds AUS CLTV of 50%. Audited CLTV of 50.19% exceeds AUS CLTV of 50%. AUS has loan amount of $222,677 instead of Note loan amount of $225,877. - Due Diligence Vendor-05/19/2021	Ready for Review-Please see attached AUS that was run with correct loan amount/LTV. Thank you - Seller-05/20/2021	Resolved-Correct DU approval provided with LTV/CLTV/HCLTV of 51% - Due Diligence Vendor-05/21/2021 Resolved-Audited LTV of 50.19% is less than or equal to AUS CLTV of 51% - Due Diligence Vendor-05/21/2021		XXX run 5.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,877.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430182			C	B	C	A	A	A	B	B	Closed	FPRO1498	2021-05-18 23:01	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/30/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/18/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/30/2021 Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,877.00	AZ	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430139			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-05-25 01:20	2021-06-04 20:07	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/04/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5). Desk review pending. - Due Diligence Vendor-05/25/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/04/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$94,000.00	PA	Investment	Purchase	NA
494430139			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-05-25 18:12	2021-06-02 16:16	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-MTG stmts. provided evidencing escrows. - Due Diligence Vendor-06/02/2021 Ready for Review-See attached mortg statements for T&I for REO properties - Seller-05/25/2021 Open-Missing Tax bill for the following properties: 1- XXX 2- XXX Missing proof of insurance for the following properties: 1- XXX 2- XXX 3- XXX 3 XXX - Due Diligence Vendor-05/21/2021	Ready for Review-See attached mortg statements for T&I for REO properties - Seller-05/25/2021	Resolved-MTG stmts. provided evidencing escrows. - Due Diligence Vendor-06/02/2021		XXX_270.pdf XXX_2418.pdf XXX_117.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$94,000.00	PA	Investment	Purchase	NA
494430136			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,600.00	TN	Investment	Refinance	Cash Out - Other
494430121			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$90,000.00	TX	Investment	Purchase	NA
494430120			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-29 18:13	2021-05-30 08:03	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/29/2021 Open-Final CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/29/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$132,000.00	TX	Investment	Refinance	Cash Out - Other
494429923			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-27 05:37	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/28/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/27/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$440,000.00	CA	Investment	Refinance	Cash Out - Other
494429320			C	B	C	B	A	A	A	A	Closed	FCRE1159	2021-05-30 00:30	2021-05-30 06:21	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Acknowledged-Finding acknowledged. XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 3 day window. - Due Diligence Vendor-05/30/2021 Ready for Review-XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 3 day window. There are no claims reported for this period of time from 04/XX/2021 to 04/XX/2021 - Seller-05/30/2021 Open-Hazard Insurance Effective Date of 04-XX-2021 is after the Note Date of 04-XX-2021 - Due Diligence Vendor-05/28/2021	Ready for Review-XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 3 day window. There are no claims reported for this period of time from 04/XX/2021 to 04/XX/2021 - Seller-05/30/2021	Acknowledged-Finding acknowledged.XXX has a VendorXX and in the event of a gap in coverage any claims would have been covered during that 3 day window. - Due Diligence Vendor-05/30/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$104,000.00	IN	Investment	Purchase	NA
494429290			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-05-26 00:07	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-05/26/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Refinance	Cash Out - Other
494429290			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-05-26 00:03	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true - Due Diligence Vendor-05/27/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/26/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Refinance	Cash Out - Other
494429049			D	A	D	A	A	A	C	A	Closed	FCRE1191	2021-06-01 19:22	2021-06-02 17:19	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Resolved-Discover bank statements provided showing $60,036.13 in reserves. - Due Diligence Vendor-06/02/2021 Resolved-Audited Reserves of 60036.13 are greater than or equal to AUS Required Reserves of 8712.32 - Due Diligence Vendor-06/02/2021 Ready for Review-6/1: Asset documentation attached for borrower's online savings account with Discover with over $50,000 in verified assets available for reserves. - Seller-06/01/2021 Open-Audited Reserves of 0 are less than AUS Required Reserves of 8712.32 - Due Diligence Vendor-05/27/2021	Ready for Review-6/1: Asset documentation attached for borrower's online savings account with XXX with over $50,000 in verified assets available for reserves. - Seller-06/01/2021	Resolved-Discover bank statements provided showing $60,036.13 in reserves. - Due Diligence Vendor-06/02/2021 Resolved-Audited Reserves of 60036.13 are greater than or equal to AUS Required Reserves of 8712.32 - Due Diligence Vendor-06/02/2021		XXX__Reserves.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,500.00	PA	Investment	Refinance	Cash Out - Other
494429049			D	A	D	A	A	A	C	A	Closed	FCRE1467	2021-06-01 19:22	2021-06-02 17:19	Resolved	3 - Material	D	A	Credit	Missing Doc - Assets	Asset 1 Missing
Resolved-Asset 1 Provided - Due Diligence Vendor-06/02/2021
Resolved-Discover stmt provided showing $60,036.13 for 2 months as required - Due Diligence Vendor-06/02/2021
Resolved-Asset 1 Provided - Due Diligence Vendor-06/02/2021
Resolved-Assets provided as required. - Due Diligence Vendor-06/02/2021
Ready for Review-6/1: Asset documentation attached for borrower's online savings account with XXX with over $50,000 in verified assets available for reserves.  - Seller-06/01/2021
Open-Asset 1 Missing - DU approved loan with required assets of $8712.32; loan file contains no verified assets. - Due Diligence Vendor-05/27/2021
																							Ready for Review-6/1: Asset documentation attached for borrower's online savings account with XXX with over $50,000 in verified assets available for reserves. - Seller-06/01/2021	Resolved-XXX stmt provided showing $60,036.13 for 2 months as required - Due Diligence Vendor-06/02/2021 Resolved-Asset 1 Provided - Due Diligence Vendor-06/02/2021 Resolved-Assets provided as required. - Due Diligence Vendor-06/02/2021		XXX__Reserves.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,500.00	PA	Investment	Refinance	Cash Out - Other
494429049			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-05-27 16:10	2021-06-02 17:19	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.9) - Due Diligence Vendor-05/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,500.00	PA	Investment	Refinance	Cash Out - Other
494428974			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-19 02:11	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-Third party valuation product is required. - Due Diligence Vendor-05/19/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$292,500.00	AZ	Investment	Refinance	NA
494428548			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-19 19:04	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/21/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/19/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$234,250.00	DE	Investment	Refinance	Rate and Term
494428446			C	B	C	A	B	B	A	A	Closed	FCRE1437	2021-05-31 01:22	2021-06-02 14:53	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-Property detail report provided to evidence the property was XX until 4/XX and causes no issue. - Due Diligence Vendor-06/02/2021 Ready for Review-5/30: The property at XXX had been owned free and clear until the new mortgage was obtained on 4/XX/2021. See attached documentation from the file confirming property was free and clear, along with Closing Disclosure from the recent mortgage taken on the property. - Seller-05/31/2021 Open-Income and Employment Do Not Meet Guidelines. Missing mortgage statements for the following properties: XXX and - Due Diligence Vendor-05/26/2021	Ready for Review-5/30: The property at XXX had been owned free and clear until the new mortgage was obtained on 4/XX/2021. See attached documentation from the file confirming property was free and clear, along with Closing Disclosure from the recent mortgage taken on the property. - Seller-05/31/2021	Resolved-Property detail report provided to evidence the property was XX until 4/XXand causes no issue. - Due Diligence Vendor-06/02/2021		XXX_REO_MtgVerif.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$154,500.00	NC	Investment	Refinance	Cash Out - Other
494428446			C	B	C	A	B	B	A	A	Closed	FCRE5275	2021-05-31 01:25	2021-06-02 13:22	Resolved	3 - Material	C	A	Credit	Eligibility	Asset do not meet guidelines	Resolved-CD provided evidencing proceeds as required. - Due Diligence Vendor-06/02/2021 Ready for Review-5/30: Attached is a copy of the Closing Disclosure from the refinance transaction of the property at XXX that shows net proceeds to the borrower of $101,864.78, more than sufficient to meet AUS requirement. - Seller-05/31/2021 Open-Missing verification of proceeds in the amount of $102,733.16. - Due Diligence Vendor-05/26/2021	Ready for Review-5/30: Attached is a copy of the Closing Disclosure from the refinance transaction of the property at XXX that shows net proceeds to the borrower of $101,864.78, more than sufficient to meet AUS requirement. - Seller-05/31/2021	Resolved-CD provided evidencing proceeds as required. - Due Diligence Vendor-06/02/2021		XXX_REO_Proceeds.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$154,500.00	NC	Investment	Refinance	Cash Out - Other
494428446			C	B	C	A	B	B	A	A	Closed	FCOM8844	2021-05-26 14:57	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-null - Due Diligence Vendor-05/29/2021 Open-Full regulatory testing was completed and no issues were found and loan would be eligible as GSE SH. - Due Diligence Vendor-05/29/2021 Open- - Due Diligence Vendor-05/26/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$154,500.00	NC	Investment	Refinance	Cash Out - Other
494428356			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-29 06:21	2021-05-31 16:20	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.8) - Due Diligence Vendor-05/29/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$255,750.00	NC	Investment	Purchase	NA
494428151			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$103,000.00	FL	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494427918			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-06-01 17:57	2021-06-01 17:57	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/01/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-06/01/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$106,400.00	CA	Investment	Refinance	Cash Out - Other
494427305			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$202,313.00	UT	Investment	Purchase	NA
494427036			C	A	C	A	A	A	A	A	Closed	FCRE1440	2021-06-04 17:29	2021-06-07 13:57	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Final CD to verify primary housing expense provided. - Due Diligence Vendor-06/07/2021 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-06/07/2021 Ready for Review-The borrower recently refinanced their primary residence. The final CD and first payment letter are attached to document the taxes and insurance are escrowed. The new PITI is less than the prior PITI. - Seller-06/04/2021 Open-Housing History Does Not Meet Guideline Requirements. Need mortgage statement for primary residence to show that TI is part of the payment. - Due Diligence Vendor-05/28/2021	Ready for Review-The borrower recently refinanced their primary residence. The final CD and first payment letter are attached to document the taxes and insurance are escrowed. The new PITI is less than the prior PITI. - Seller-06/04/2021	Resolved-Final CD to verify primary housing expense provided. - Due Diligence Vendor-06/07/2021 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-06/07/2021		XXX_Primary_Refi_CD.pdf XXX_Primary_FPL.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$502,900.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494426169			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-05-21 01:41	2021-06-07 19:39	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021 Open-Third party valuation product not provided. - Due Diligence Vendor-05/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/07/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$176,250.00	NJ	Investment	Purchase	NA
494426169			D	A	D	A	A	A	D	A	Closed	FCRE1328	2021-05-21 18:14	2021-05-30 05:52	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 W2/1099 Missing	Resolved-3rd party WVOE showing previous years income provided. - Due Diligence Vendor-05/30/2021 Resolved-Borrower 1 W2/1099 Provided - Due Diligence Vendor-05/22/2021 Ready for Review-See attached 3rd party WVOE showing previous years income - Seller-05/21/2021 Open-Borrower 1 W2/1099 Missing. AUS requires a W2 from prior year. - Due Diligence Vendor-05/20/2021	Ready for Review-See attached 3rd party WVOE showing previous years income - Seller-05/21/2021	Resolved-3rd party WVOE showing previous years income provided. - Due Diligence Vendor-05/30/2021 Resolved-Borrower 1 W2/1099 Provided - Due Diligence Vendor-05/22/2021		XXX_WVOE.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$176,250.00	NJ	Investment	Purchase	NA
494426169			D	A	D	A	A	A	D	A	Closed	FCRE1330	2021-05-21 18:17	2021-05-30 05:50	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Paystubs Missing
Resolved-WVOE provided. - Due Diligence Vendor-05/22/2021
Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-05/22/2021
Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-05/22/2021
Resolved-WVOE provided. - Due Diligence Vendor-05/22/2021
Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-05/22/2021
Ready for Review-See attached 3rd party WVOE showing previous years income. Per AUS income may be verified by paystub, W2 or standard WVOE - Seller-05/21/2021
Open-Borrower 1 Paystubs Missing. AUS requires a paystub date no earlier than 30 days prior to the initial loan application. - Due Diligence Vendor-05/20/2021
																							Ready for Review-See attached 3rd party WVOE showing previous years income. Per AUS income may be verified by paystub, W2 or standard WVOE - Seller-05/21/2021	Resolved-WVOE provided. - Due Diligence Vendor-05/22/2021 Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-05/22/2021		XXX_WVOE.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$176,250.00	NJ	Investment	Purchase	NA
494426113			C	A	C	A	A	A	A	A	Closed	FCRE1440	2021-06-01 19:55	2021-06-02 17:15	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-CD provided showing prior were both XXX before refinancing. - Due Diligence Vendor-06/02/2021
Ready for Review-6/1: Loan application disclosed two other properties that were refinanced with XXX prior to the subject transaction. Closing Disclosures for the two refinanced properties were in the file and confirm PITIA payment of $2,425.57 for the property at XXX. and a PITIA payment of $2,534.06 for the property at XXX. - Seller-06/01/2021
Open-Housing History Does Not Meet Guideline Requirements.  Missing documentation of which properties were concurrently refinanced with Ark mortgage and new payments including taxes and insurance. - Due Diligence Vendor-05/30/2021
Open-Housing History Does Not Meet Guideline Requirements - Due Diligence Vendor-05/29/2021
Open-Housing History Does Not Meet Guideline Requirements. Missing documentation of which properties were concurrently refinanced with XXX and new payments including taxes and insurance. - Due Diligence Vendor-05/29/2021
																							Ready for Review-6/1: Loan application disclosed two other properties that were refinanced with XXX prior to the subject transaction. Closing Disclosures for the two refinanced properties were in the file and confirm PITIA payment of $2,425.57 for the property at XXX. and a PITIA payment of $2,534.06 for the property at XXX. - Seller-06/01/2021	Resolved-CD provided showing prior were both XXX before refinancing. - Due Diligence Vendor-06/02/2021		XXX_REO_CD_PITIA.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$382,500.00	NJ	Investment	Refinance	NA
494425996			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-20 18:47	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-05/20/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$166,000.00	MA	Investment	Refinance	Rate and Term
494425204			D	A	A	A	D	A	C	A	Closed	FCOM1233	2021-06-04 13:02	2021-06-05 03:15	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Final 1003 is Incomplete	Resolved-All sections/pages of the final 1003 have been provided. - Due Diligence Vendor-06/05/2021 Ready for Review-1003 application is attached. - Seller-06/04/2021 Open-The Final 1003 is Incomplete, missing section 9. - Due Diligence Vendor-05/24/2021 Open-The Final 1003 is Incomplete - Due Diligence Vendor-05/20/2021	Ready for Review-1003 application is attached. - Seller-06/04/2021	Resolved-All sections/pages of the final 1003 have been provided. - Due Diligence Vendor-06/05/2021		XXX_1003_App.pdf XXX_1003.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$79,500.00	PA	Investment	Refinance	Rate and Term
494425204			D	A	A	A	D	A	C	A	Closed	FPRO9939	2021-05-21 12:15	2021-06-04 18:08	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/04/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.7) - Due Diligence Vendor-05/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/04/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$79,500.00	PA	Investment	Refinance	Rate and Term
494424997			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-29 06:36	2021-06-01 15:07	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/29/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$253,000.00	UT	Investment	Refinance	Cash Out - Debt Consolidation
494424779			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-05-19 21:55	2021-05-30 04:26	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/20/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-05/19/2021 Open- - Due Diligence Vendor-05/19/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$710,000.00	NY	Investment	Refinance	Cash Out - Other
494424779			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-05-19 22:14	2021-05-30 04:26	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-05/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$710,000.00	NY	Investment	Refinance	Cash Out - Other
494424750			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$161,475.00	VA	Investment	Purchase	NA
494424499			D	A	D	A	A	A	A	A	Closed	FCRE1180	2021-05-29 18:55	2021-06-02 14:35	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	HO-6 Insurance Policy is Missing	Resolved-Master policy provided showing "walls in" coverage. - Due Diligence Vendor-06/02/2021 Ready for Review-5/29/21 Disagree - the HO-6 provided , please review - Seller-05/29/2021 Open-HO-6 Insurance Policy is Missing - Due Diligence Vendor-05/28/2021 Open-HO-6 Insurance Policy is Missing - Due Diligence Vendor-05/28/2021 Open-HO-6 Insurance Policy is Missing - Due Diligence Vendor-05/28/2021	Ready for Review-5/29/21 Disagree - the HO-6 provided , please review - Seller-05/29/2021	Resolved-Master policy provided showing "walls in" coverage. - Due Diligence Vendor-06/02/2021		XXX -INSURANCE.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$404,999.00	CA	Investment	Purchase	NA
494424447			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$60,000.00	TN	Investment	Purchase	NA
494424415			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-05-15 19:33	2021-05-30 05:48	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/18/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/15/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-05/20/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$161,000.00	CA	Investment	Refinance	Rate and Term
494424301			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-22 12:30	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or -XXX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/22/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or -XXX% variance. Finding resolved. - Due Diligence Vendor-05/25/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$520,300.00	CO	Investment	Purchase	NA
494423884			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-28 14:24	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Full regulatory testing was completed with no issues and loan would have been valid as GSE SH. - Due Diligence Vendor-05/28/2021 Open-File is missing the cash out letter from the borrower. Borrower is paying off a mortgage for a second home. - Due Diligence Vendor-05/28/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Full regulatory testing was completed with no issues and loan would have been valid as GSE SH. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$138,000.00	MN	Investment	Refinance	Cash Out - Other
494423572			D	B	A	A	B	B	D	A	Closed	FCOM7646	2021-05-28 20:45	2021-06-08 19:50	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Originator QM Status Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH. Evidence in the loan file results in Consumer Purp, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-05/30/2021

Open-Full regulatory testing was completed and no issues were found and loan would have been eligible as GSE SH. - Due Diligence Vendor-05/29/2021

Open-Final CD reflects payoff of Non-Mortgage Lien to Ex-Spouse as required per enclosed Divorce Decree. - Due Diligence Vendor-05/28/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-05/28/2021
																								Acknowledged-Originator QM Status Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH. Evidence in the loan file results in Consumer Purp, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-05/30/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$275,000.00	NY	Investment	Refinance	Cash Out - Other
494423572			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-05-28 20:40	2021-05-31 14:41	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/30/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021			"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$275,000.00	NY	Investment	Refinance	Cash Out - Other
494423564			D	B	A	A	D	B	D	A	Closed	FPRO1244	2021-05-27 12:48	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX0 or XXX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/27/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$150,000.00	TX	Investment	Refinance	Cash Out - Other
494423564			D	B	A	A	D	B	D	A	Closed	FCOM8844	2021-05-21 19:06	2021-05-30 04:47	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Full compliance testing was completed with no issues. Loan would be valid as GSE SH. - Due Diligence Vendor-05/29/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-05/30/2021 Acknowledged-Full compliance testing was completed with no issues. Loan would be valid as GSE SH. - Due Diligence Vendor-05/29/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$150,000.00	TX	Investment	Refinance	Cash Out - Other
494423535			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-26 23:46	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/28/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing completed with LE’s and CD’s in file. - Due Diligence Vendor-05/26/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/28/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$167,000.00	NV	Investment	Refinance	Cash Out - Other
494423515			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-05-22 12:54	2021-05-30 05:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-05/22/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of XXX or XXx% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$585,500.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494423482			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-05-21 17:44	2021-05-30 05:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-05/21/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX orXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$325,000.00	CA	Investment	Refinance	Rate and Term
494423151			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-05-20 19:18	2021-05-30 05:58	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Consumer debt payoff for XXX provided. Monthly debt obligation of $150 removed from DTI. New DTI is 28.29% and within tolerance of AUS DTI 28% - Due Diligence Vendor-05/21/2021
Resolved-Audited DTI of 28.29% exceeds AUS DTI of 28%  - Due Diligence Vendor-05/21/2021
Ready for Review-Please see attached statement for MOR debt, loan was paid in full by borrower prior to close.  If this is not the debt you were referring to, please respond with source of increase of DTI  Thank you. - Seller-05/20/2021
Open-Audited DTI of 31.60% exceeds AUS DTI of 28% . Additional debt in the amount of $150/month was included based on origination credit report provided. - Due Diligence Vendor-05/20/2021
Open-Audited DTI of 31.61% exceeds AUS DTI of 28%  - Due Diligence Vendor-05/19/2021
																							Ready for Review-Please see attached statement for XXX debt, loan was paid in full by borrower prior to close. If this is not the debt you were referring to, please respond with source of increase of DTI Thank you. - Seller-05/20/2021	Resolved-Consumer debt payoff for XXX provided. Monthly debt obligation of $150 removed from DTI. New DTI is 28.29% and within tolerance of AUS DTI 28% - Due Diligence Vendor-05/21/2021 Resolved-Audited DTI of 28.29% exceeds AUS DTI of 28% - Due Diligence Vendor-05/21/2021		XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,000.00	CA	Investment	Refinance	Cash Out - Other
494423151			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-05-19 23:05	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/19/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/24/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,000.00	CA	Investment	Refinance	Cash Out - Other
494423149			D	A	D	A	A	A	A	A	Closed	FCRE1334	2021-06-02 20:25	2021-06-02 20:47	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Executed 4506-T Missing	Resolved-Executed 4506 provided. - Due Diligence Vendor-06/02/2021 Ready for Review-See attached 4506-C for each borrower. - Seller-06/02/2021 Open-Borrower 1 Executed 4506-T Missing - Due Diligence Vendor-05/26/2021 Open-Borrower 1 Executed 4506-T Missing - Due Diligence Vendor-05/26/2021 Open-Borrower 1 Executed 4506-T Missing - Due Diligence Vendor-05/26/2021	Ready for Review-See attached 4506-C for each borrower. - Seller-06/02/2021	Resolved-Executed 4506 provided. - Due Diligence Vendor-06/02/2021		XXX_4506C.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$387,000.00	CA	Investment	Refinance	Rate and Term
494423149			D	A	D	A	A	A	A	A	Closed	FCRE1364	2021-06-02 20:26	2021-06-02 20:47	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 2 Executed 4506-T Missing	Resolved-Executed 4506 provided. - Due Diligence Vendor-06/02/2021 Ready for Review-See attached 4506-C for each borrower. - Seller-06/02/2021 Open-Borrower 2 Executed 4506-T Missing - Due Diligence Vendor-05/26/2021 Open-Borrower 2 Executed 4506-T Missing - Due Diligence Vendor-05/26/2021 Open-Borrower 2 Executed 4506-T Missing - Due Diligence Vendor-05/26/2021	Ready for Review-See attached 4506-C for each borrower. - Seller-06/02/2021	Resolved-Executed 4506 provided. - Due Diligence Vendor-06/02/2021		XXX_4506C.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$387,000.00	CA	Investment	Refinance	Rate and Term
494422433			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-06-01 18:28	2021-06-01 19:51	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-06/01/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$125,625.00	OH	Investment	Purchase	NA
494422138			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-05-24 16:40	2021-05-30 05:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XxX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/24/2021		Resolved-Third party valuation product provided with a variance within 10%. - Due Diligence Vendor-05/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/27/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,000.00	FL	Investment	Purchase	NA
494421247			D	A	C	A	A	A	D	A	Closed	FCRE1440	2021-06-02 21:07	2021-06-04 17:32	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-06/04/2021 Open-Housing History Does Not Meet Guideline Requirements - Due Diligence Vendor-06/03/2021 Ready for Review-Property tax is reported on 2019 individual tax return ( form 1040) in the amount of $2,171. Tax certificate is not required. Please see attachment - Seller-06/02/2021 Open-Housing History Does Not Meet Guideline Requirements. Missing tax cert for 323 Tal Vista. - Due Diligence Vendor-05/30/2021	Ready for Review-Property tax is reported on 2019 individual tax return ( form 1040) in the amount of $2,171. Tax certificate is not required. Please see attachment - Seller-06/02/2021	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-06/04/2021		XXX - Schedule E.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$1,054,500.00	CA	Investment	Refinance	Cash Out - Other
494421247			D	A	C	A	A	A	D	A	Closed	FCRE1186	2021-06-02 20:53	2021-06-04 17:32	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 23.25% is less than or equal to AUS DTI of 27.29% - Due Diligence Vendor-06/04/2021
Ready for Review-Self Employment Income: The borrower self employment income was understated, Please see attached Income worksheet showing a self-employment income in the amount of $11,277 instead of calculated SE income in the amount of $6,362
Co-borrower income : the co borrower income has not changed $3,021
Net Cash flow from subject = 379
Net cash flow from rental properties = 1455
Total Income = 16132.55

Liabilities:
Primary residence located at XXXX P+I: $1319 + T&I = $833. Total Primary residence obligation = $2
,202
Negative cash flow from property located at XXX = $1,742
Other liabilities = $192
Total Liabilities = $4,136

DTI = $4,136/$16,132 = 25%
Please see attachment self-employment worksheet. Primary residence property tax, and HOI
Calculated DTI is less than reviewer DTI. - Seller-06/02/2021
Open-Audited DTI of 49.15% exceeds AUS DTI of 27.29%.  Difference in DTI is coming from multiple areas.  The primary residence was  qualified at $1319 but this doesnt include taxes or insurance (mortgage statement doesnt escrow for either).  Subject was qualified with $6411 in net rent.  Based on tax returns, this should be $379.22.   - Due Diligence Vendor-05/30/2021
Open-Audited DTI of 49.15% exceeds AUS DTI of 27.29%.  Difference in DTI is coming from multiple areas.  The primary residence was  qualified at $1319 but this doesnt include taxes or insurance (mortgage statement doesnt escrow for either).  Subje - Due Diligence Vendor-05/30/2021
Open-Audited DTI of 40.18% exceeds AUS DTI of 27.29% Cause for difference is rental income loss for properties. DU shows positive while review finds negative net rents and DU must be rerun with a corrected 1008 to match. Even with lease agreement utilized with rent increase, subject does not have positive income. - Due Diligence Vendor-05/30/2021

Ready for Review-Self Employment Income: The borrower self employment income was understated, Please see attached Income worksheet showing a self-employment income in the amount of $11,277 instead of calculated SE income in the amount of $6,362
Co-borrower income : the co borrower income has not changed $3,021
Net Cash flow from subject = 379
Net cash flow from rental properties = 1455
Total Income = 16132.55

Liabilities:
Primary residence located at XXXr P+I: $1319 + T&I = $833. Total Primary residence obligation = $2
,202
Negative cash flow from property located at XXX = $1,742
Other liabilities = $192
Total Liabilities = $4,136

DTI = $4,136/$16,132 = 25%
Please see attachment self-employment worksheet. Primary residence property tax, and HOI
Calculated DTI is less than reviewer DTI. - Seller-06/02/2021

																								Resolved-Audited DTI of 23.25% is less than or equal to AUS DTI of 27.29% - Due Diligence Vendor-06/04/2021		XXX - XXX HOI.pdf XXX - XXX Property Tax.pdf XXX - Self-Employment-Income.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$1,054,500.00	CA	Investment	Refinance	Cash Out - Other
494421247			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-06-01 12:30	2021-06-01 15:18	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or -XXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021 Open-Third party valuation product required. - Due Diligence Vendor-06/01/2021		Resolved-Desk review provided with a value of $XXX or -XXX% variance. Finding resolved. - Due Diligence Vendor-06/01/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$1,054,500.00	CA	Investment	Refinance	Cash Out - Other
494419356			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$270,000.00	MD	Investment	Refinance	Rate and Term
494419296			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$286,000.00	CA	Investment	Refinance	Rate and Term
494419152			C	A	C	A	A	A	A	A	Closed	FCRE1236	2021-05-26 19:39	2021-06-01 21:08	Resolved	3 - Material	C	A	Credit	Eligibility	Occupancy Not Allowed	Resolved-Occupancy docs provided. - Due Diligence Vendor-06/01/2021 Ready for Review-Please see attached corrected appraisal. It appears it was marked owner occupied in error. Please also see attached bank statement and IDs, borrowers live at XXX. - Seller-05/26/2021 Open-Occupancy reflected as owner occupied on appraisal, however loan approved as an investment property. - Due Diligence Vendor-05/23/2021	Ready for Review-Please see attached corrected appraisal. It appears it was marked owner occupied in error. Please also see attached bank statement and IDs, borrowers live at XXX. - Seller-05/26/2021	Resolved-Occupancy docs provided. - Due Diligence Vendor-06/01/2021		XXX C ID.pdf XXX bank statement.pdf XXX-V4.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$335,600.00	CA	Investment	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494419008			A	A	A	A	A	A	A	A							A	A									"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$176,250.00	HI	Investment	Purchase	NA
494418664			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-05-21 12:25	2021-05-30 04:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/21/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-05/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-05/21/2021			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$337,500.00	CO	Investment	Refinance	Cash Out - Other